                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07747

                             Nuveen Multistate Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end: May 31/st/
                                               ----------

                      Date of reporting period: November 30th, 2003
                                                -------------------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund



[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Manager's Comments

Portfolio manager Scott Romans examines economic and market conditions, key investment strategies, and the performance of the Nuveen Arizona, Colorado, and New Mexico Municipal Bond Funds. Scott, who has over three years of investment experience, assumed primary management responsibility for the Funds in 2003.

What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended November 30, 2003?

When the period began, inflation remained under control while the economy continued to turn in sluggish growth. In June, the Federal Reserve Board cut its target interest rate yet again, this time to one percent, the lowest level for Fed Funds rate in 45 years. Beginning in late October, however, it became clear that the economy turned a corner, at least temporarily, during the third quarter of 2003. In July, August, and September, the gross domestic product
(GDP) grew at an 8.2% annual rate. This was more than double the GDP's second-quarter performance, and the strongest growth achieved since 1984. Along with a major tax cut that put spending money in consumers' pockets, the continued low interest rate environment contributed to the economy's rapid expansion and the steady upward movement of the stock market.

Although recent signs pointed to a mending economy, states and municipalities around the country continued to face budget deficits and other financial challenges. To meet these challenges, they issued a record amount of debt. For the first 11 months of 2003, municipal bond issuance nationwide surpassed $347 billion, a five percent increase over the same period in the prior year. Much of that new supply came to market in early 2003, when long-term municipal interest rates were at their lowest. Issuance slowed as bond yields began rising in mid-summer. However, with yields still low by historical standards, a steady stream of new debt continued to come to market, satisfying the healthy appetite for municipal securities during the period.

Among the three states discussed in this report, one saw an increase in municipal bond supply during 2003 (through November): New Mexico issuance rose 11 percent. Arizona, however, saw new supply decline 16 percent and Colorado's new supply fell six percent during the same time frame.

Arizona's economy continued to be strong, growing at a three percent rate in 2003. The state benefited from its high-tech manufacturing, defense contracting, tourism, and retirement-living industries. Unemployment was 4.8% in November 2003, well below the national average of 5.9%. Arizona's financial flexibility has declined, as the state had only $227 million in its general fund account at this writing. The state's fiscal year 2004 budget was balanced with $800 million in revenue adjustments and $700 million in spending cuts. At period end, the state had credit ratings of A1 and AA- from Moody's and Standard & Poor's, respectively.

Colorado had a AA credit rating from Standard & Poor's. Since Colorado does not issue general obligation debt, Moody's does not issue a rating on the state. The state's economy continued to grow modestly, supported by its financial and business-services industries and benefiting from a tax-friendly climate that gives it a competitive edge in attracting new business. Unemployment in the state was 5.6% in November 2003, slightly below the national average. In October, Colorado reported that revenues would exceed expectations by more than $30 million, the state's first positive revenue surprise in several years.

New Mexico's economy continued to perform well, even during the recent recession. New Mexico's economic growth exceeded the national average during the past several years, thanks to an

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                          Semiannual Report l Page 2

Class A Shares--
One-Year Total Returns as of 11/30/03

                 ----------------------------------------------

                 Nuveen Arizona Municipal Bond Fund/1/    5.44%
                 Lipper Arizona Municipal Debt Funds
                   category average/2/                    5.56%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Colorado Municipal Bond Fund/1/   5.73%
                 Lipper Colorado Municipal Debt Funds
                   category average/2/                    6.04%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen New Mexico Municipal Bond Fund/1/ 5.57%
                 Lipper Other States Municipal Debt Funds
                   category average/2/                    5.32%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

increasingly diversified employment base. This growth was partly driven by increases in tourism. The state's unemployment rate was 6.0% as of November 2003, slightly above the national average. New Mexico, whose general obligation debt received Aa1 and AA+ credit ratings from Moody's and Standard & Poor's respectively, closed the 2003 fiscal year with $227 million in reserve funds, providing the state with a healthy financial cushion.

How did the Funds perform during the 12 months ended November 30, 2003?

The accompanying chart provides performance information for the three Nuveen Investments Funds discussed in this report (Class A shares at net asset value) for the twelve months ended November 30, 2003. The chart also compares the Funds' performance to that of their peers (as measured by their Lipper peer category average) and to the national municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

Of the three Funds, the total return of the New Mexico Fund slightly outperformed its Lipper peer category average during the past 12 months, while the returns of the Arizona and Colorado Funds slightly underperformed their respective Lipper peer category averages. In addition, the total returns of all three Funds underperformed the Lehman Index to varying degrees. This underperformance can be attributed in part to the effect of management fees and other expenses on the Funds, as the Lehman Index is unmanaged and expense-free. Duration, an investment's sensitivity to changes in interest rates, also played a role. During the past year, long-term municipal interest rates were extremely volatile despite ending the year very close to where they began. In a period when interest rates are declining, an investment with a relatively high duration generally will, under ordinary circumstances, outperform an investment with a relatively low duration. As of the end of the reporting period, the Lehman Index had a duration of 8.10, compared to between 7.37 and 6.76 for these three Funds. Also influencing the Arizona and New Mexico Funds' performance were overweighted positions in the housing sector, one of the market's worst-performing areas in recent months.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to

--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of November
 30, 2003. Current performance may be more or less than the performance shown. 2For each state, the Lipper peer category averages shown represents the average annualized total return for all reporting funds for the year ended November
 30, 2003. As of that date, the Lipper peer categories included 36 Arizona funds, 28 Colorado funds, and 63 Other States funds. All returns assume reinvestment of dividends and do not reflect any sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                          Semiannual Report l Page 3
shareholders. As of November 30, 2003, the Nuveen Arizona, Colorado and New Mexico Municipal Bond Funds had negative UNII.

What strategies were used to manage these Funds during the six-months ended November 30, 2003 and how did these strategies influence performance over this period?

For each of the three Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen Investments municipal fund. We identified the long-intermediate part of the yield curve, bonds maturing in approximately 15 to 25 years, as a source of potential value. Thus, when making new purchases for the Funds, we tended to favor bonds in this maturity range. That said, we tended to limit our trading activity during the past six months. With interest rates continuing to be historically low, we believed that our shareholders were best served by maintaining many of the Funds' existing holdings with higher coupons and yields.

Even as we followed these strategies, the management of each Fund also reflected the unique characteristics of each state. The following is a portfolio-by-portfolio summary of our management approaches during the past six months.

Arizona

The Arizona Fund Portfolio had a sizeable weighting in BBB-rated bonds, which made up 18% of the portfolio as of period end. We sought to improve the Fund's credit quality by increasing its position in higher-rated securities. For example, we looked to sell some of the Fund's lower-rated investments and put the proceeds in AAA-rated insured bonds, which we believed offered good value. In addition, we sought to manage the Fund's exposure to pre-refunded bonds and to bonds facing near-term call dates. When appropriate, we looked to sell certain holdings and replace them with what we believed to be attractively valued alternatives, such as 20-year premium coupon bonds priced to a 10-year call date.

Colorado

As the period progressed, we increased our weighting in AAA-rated or U.S. Guaranteed securities. The Fund's position in these bonds rose from 38% to 50% during the past six months. We also saw an increase in our tax-obligation/limited holdings, which rose from 19% to 22%. Meanwhile, we cut back the Fund's investments in the healthcare sector. For example, we sold some of our holdings in various Colorado hospitals serving ski-resort communities. Many of these bonds, which we continue to believe are good investments, performed very well during the period. As they appreciated, we reduced the Fund's exposure to them to try to limit the investment risk for shareholders.

New Mexico

There were few changes to the New Mexico Fund Portfolio during the past six months. Although the state's new bond issuance was greater in 2003 than in 2002, New Mexico's supply ranked just 44th nationally. With supply limited, we focused on making changes at the margins of the portfolio. For example, we looked to manage the Fund's duration, which fell from 6.98 to 6.76 during the period. We also monitored the portfolio's credit risk. At the end of the period, 54% of the Fund was invested in AAA-rated or U.S. Guaranteed tax-free bonds.


                          Semiannual Report l Page 4

  Fund Spotlight as of 11/30/03               Nuveen Arizona Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.03   $11.02   $11.02   $11.02
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Inception Date             10/29/86  2/03/97  2/07/94  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.44%   1.02%
                  ----------------------------------------------
                  5-Year                          4.27%   3.38%
                  ----------------------------------------------
                  10-Year                         5.39%   4.94%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.65%   0.65%
                  ----------------------------------------------
                  5-Year                          3.51%   3.34%
                  ----------------------------------------------
                  10-Year                         4.83%   4.83%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          4.88%
                  ----------------------------------------------
                  5-Year                          3.70%
                  ----------------------------------------------
                  10-Year                         4.82%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.66%
                  ----------------------------------------------
                  5-Year                          4.48%
                  ----------------------------------------------
                  10-Year                         5.54%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.35%   4.17%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.27%   3.13%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.77%   4.57%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.59%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.67%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.90%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.81%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.87%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.19%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.52%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.61%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.27%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              3.98%        -0.40%
                            ----------------------------------------------
                            5-Year              4.39%         3.51%
                            ----------------------------------------------
                            10-Year             5.25%         4.80%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.29%        -0.69%
                            ----------------------------------------------
                            5-Year              3.62%         3.45%
                            ----------------------------------------------
                            10-Year             4.67%         4.67%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.42%
                            ----------------------------------------------
                            5-Year              3.82%
                            ----------------------------------------------
                            10-Year             4.67%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.19%
                            ----------------------------------------------
                            5-Year              4.60%
                            ----------------------------------------------
                            10-Year             5.39%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  57%
AA                   13%
A                     5%
BBB                  18%
NR                    3%
BB or Lower           4%

                  Top Five Sectors/5/
                  U.S. Guaranteed                         22%
                  -------------------------------------------
                  Housing/Multifamily                     16%
                  -------------------------------------------
                  Healthcare                              14%
                  -------------------------------------------
                  Tax Obligation/Limited                  13%
                  -------------------------------------------
                  Tax Obligation/General                  11%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $106,086
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.07
                  -------------------------------------------
                  Average Duration                       6.81
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03              Nuveen Colorado Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.25   $10.25   $10.23   $10.24
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0385  $0.0325  $0.0340  $0.0405
         --------------------------------------------------------------
         Inception Date              5/04/87  2/25/97  2/05/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.73%   1.34%
                  ----------------------------------------------
                  5-Year                          3.76%   2.87%
                  ----------------------------------------------
                  10-Year                         5.43%   4.98%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.99%   0.99%
                  ----------------------------------------------
                  5-Year                          2.97%   2.81%
                  ----------------------------------------------
                  10-Year                         4.89%   4.89%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.08%
                  ----------------------------------------------
                  5-Year                          3.18%
                  ----------------------------------------------
                  10-Year                         4.91%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.88%
                  ----------------------------------------------
                  5-Year                          3.96%
                  ----------------------------------------------
                  10-Year                         5.57%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.51%   4.32%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.01%   3.84%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.85%   5.61%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.80%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.45%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.04%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.99%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.64%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.31%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.75%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.39%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     6.41%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              4.18%        -0.17%
                            ----------------------------------------------
                            5-Year              3.88%         2.98%
                            ----------------------------------------------
                            10-Year             5.27%         4.82%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.55%        -0.44%
                            ----------------------------------------------
                            5-Year              3.11%         2.94%
                            ----------------------------------------------
                            10-Year             4.72%         4.72%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.64%
                            ----------------------------------------------
                            5-Year              3.32%
                            ----------------------------------------------
                            10-Year             4.76%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.42%
                            ----------------------------------------------
                            5-Year              4.08%
                            ----------------------------------------------
                            10-Year             5.42%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  50%
AA                   15%
A                     6%
BBB                  15%
NR                   13%
BB or Lower           1%

                   Top Five Sectors/5/
                   Tax Obligation/Limited                 22%
                   ------------------------------------------
                   U.S. Guaranteed                        17%
                   ------------------------------------------
                   Healthcare                             15%
                   ------------------------------------------
                   Tax Obligation/General                 11%
                   ------------------------------------------
                   Transportation                         11%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $42,803
                   ------------------------------------------
                   Average Effective Maturity (Years)   18.67
                   ------------------------------------------
                   Average Duration                      7.37
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03            Nuveen New Mexico Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.39   $10.39   $10.40   $10.43
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date              9/16/92  2/18/97  2/24/97  2/24/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.57%   1.15%
                  ----------------------------------------------
                  5-Year                          4.01%   3.12%
                  ----------------------------------------------
                  10-Year                         5.17%   4.72%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.78%   0.78%
                  ----------------------------------------------
                  5-Year                          3.22%   3.05%
                  ----------------------------------------------
                  10-Year                         4.61%   4.61%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.07%
                  ----------------------------------------------
                  5-Year                          3.45%
                  ----------------------------------------------
                  10-Year                         4.67%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.84%
                  ----------------------------------------------
                  5-Year                          4.21%
                  ----------------------------------------------
                  10-Year                         5.34%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.39%   4.21%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.67%   3.52%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.52%   5.14%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.64%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.10%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.66%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.81%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.29%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.95%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.54%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.04%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     6.08%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              3.94%        -0.43%
                            ----------------------------------------------
                            5-Year              4.10%         3.21%
                            ----------------------------------------------
                            10-Year             4.99%         4.54%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.27%        -0.72%
                            ----------------------------------------------
                            5-Year              3.33%         3.16%
                            ----------------------------------------------
                            10-Year             4.43%         4.43%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.44%
                            ----------------------------------------------
                            5-Year              3.54%
                            ----------------------------------------------
                            10-Year             4.49%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.21%
                            ----------------------------------------------
                            5-Year              4.32%
                            ----------------------------------------------
                            10-Year             5.16%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  54%
AA                   13%
A                    19%
BBB                  10%
NR                    3%
BB or Lower           1%

                   Top Five Sectors/5/
                   Tax Obligation/Limited                 30%
                   ------------------------------------------
                   Education and Civic Organizations      17%
                   ------------------------------------------
                   Housing/Single Family                  15%
                   ------------------------------------------
                   Utilities                              10%
                   ------------------------------------------
                   U.S. Guaranteed                         7%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $55,666
                   ------------------------------------------
                   Average Effective Maturity (Years)   19.43
                   ------------------------------------------
                   Average Duration                      6.76
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------
                                                     Nuveen    Nuveen     Nuveen
                                                    Arizona  Colorado New Mexico
                                                  Municipal Municipal  Municipal
Approval of the Board Members was reached as           Bond      Bond       Bond
follows:                                               Fund      Fund       Fund
--------------------------------------------------------------------------------
William E. Bennett
 For                                              5,967,932 2,818,201  3,375,977
 Withhold                                           315,855    74,463     93,615
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Robert P. Bremner
 For                                              5,981,157 2,818,201  3,380,775
 Withhold                                           302,630    74,463     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Lawrence H. Brown
 For                                              5,979,842 2,816,321  3,378,825
 Withhold                                           303,945    76,343     90,767
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Jack B. Evans
 For                                              5,980,593 2,810,495  3,378,825
 Withhold                                           303,194    82,169     90,767
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Anne E. Impellizzeri
 For                                              5,978,428 2,809,946  3,380,775
 Withhold                                           305,359    82,718     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
William L. Kissick
 For                                              5,978,979 2,817,652  3,380,775
 Withhold                                           304,808    75,012     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Thomas E. Leafstrand
 For                                              5,981,076 2,818,201  3,380,775
 Withhold                                           302,711    74,463     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Peter R. Sawers
 For                                              5,984,130 2,816,321  3,380,775
 Withhold                                           299,657    76,343     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
William J. Schneider
 For                                              5,984,130 2,817,652  3,380,775
 Withhold                                           299,657    75,012     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------

----
8

--------------------------------------------------------------------------------
                                                     Nuveen    Nuveen     Nuveen
                                                    Arizona  Colorado New Mexico
                                                  Municipal Municipal  Municipal
Approval of the Board Members was reached as           Bond      Bond       Bond
follows:                                               Fund      Fund       Fund
--------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                                              5,983,647 2,818,201  3,380,775
 Withhold                                           300,140    74,463     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Judith M. Stockdale
 For                                              5,979,743 2,808,615  3,378,825
 Withhold                                           304,044    84,049     90,767
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
Sheila W. Wellington
 For                                              5,975,374 2,810,495  3,380,775
 Withhold                                           308,413    82,169     88,817
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,469,592
--------------------------------------------------------------------------------
To approve a change to a fundamental investment
 restriction with respect to lending*
 For                                              4,590,821 2,018,241  2,525,435
 Against                                            500,534   207,117    147,103
 Abstain                                            304,592    84,398    170,524
 Broker Non-Vote                                    887,840   582,908    829,196
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,672,258
--------------------------------------------------------------------------------
To approve a change to a fundamental investment
 restriction with respect to borrowing*
 For                                              4,558,773 2,016,807  2,518,641
 Against                                            524,641   209,540    147,240
 Abstain                                            312,533    83,409    177,181
 Broker Non-Vote                                    887,840   582,908    829,196
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,672,258
--------------------------------------------------------------------------------
To approve a change to a fundamental investment
 restriction with respect to investing in
 municipal securities*
 For                                              4,593,160 1,994,438  2,509,145
 Against                                            485,788   226,942    164,933
 Abstain                                            316,999    88,376    168,984
 Broker Non-Vote                                    887,840   582,908    829,196
--------------------------------------------------------------------------------
Total                                             6,283,787 2,892,664  3,672,258
--------------------------------------------------------------------------------

* For each Fund, the shareholder meetings were convened on July 28, 2003, but were adjourned to September 10, 2003 for the Nuveen New Mexico Municipal Bond Fund with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for the Nuveen Arizona Municipal Bond Fund and Nuveen Colorado Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. At the September 10, 2003 reconvened meeting for the Nuveen New Mexico Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003.

----
9

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND
November 30, 2003


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.0%

    $  1,000 Mesa Industrial Development Authority, Arizona, Industrial      No Opt. Call       N/R $1,032,240
              Revenue Bonds, TRW Vehicle Safety System Inc. Project,
              Series 1992, 7.250%, 10/15/04 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

         250 Casa Grande Industrial Development Authority, Arizona,       12/03 at 102.00        A1    261,575
              Pollution Control Revenue Bonds, Frito-Lay Inc./PepsiCo.,
              Series 1984, 6.650%, 12/01/14

         965 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00       BBB    921,121
              Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.6%

         100 Arizona Educational Loan Marketing Corporation, Educational   3/04 at 100.00       Aaa    100,334
              Loan Revenue Bonds, Series 1992, 6.375%, 9/01/05
              (Alternative Minimum Tax)

       1,500 Arizona Student Loan Acquisition Authority, Student Loan      5/04 at 102.00       Aa1  1,561,800
              Subordinated Fixed-Rate Revenue Bonds, Series 1994B,
              6.600%, 5/01/10 (Alternative Minimum Tax)

         500 Arizona Student Loan Acquisition Authority, Student Loan     11/09 at 102.00       Aaa    530,335
              Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%,
              5/01/24

       1,000 Glendale Industrial Development Authority, Arizona, Revenue   5/08 at 101.00      BBB+  1,021,300
              Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28

         115 Glendale Industrial Development Authority, Arizona, Revenue   5/06 at 102.00       AAA    127,921
              Bonds, Midwestern University, Series 1996A, 6.000%,
              5/15/16 - CONNIE LEE/AMBAC Insured

       1,730 Glendale Industrial Development Authority, Arizona, Revenue   5/11 at 101.00      BBB+  1,845,045
              Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21

       1,400 Southern Arizona Capital Facilities Financing Corporation,    9/12 at 100.00       AAA  1,443,470
              Student Housing Revenue Bonds, La Aldea Project at the
              University of Arizona, Series 2002, 5.000%, 9/01/23 - MBIA
              Insured

         335 Yavapai County Community College District, Arizona, Revenue   1/04 at 101.00      BBB+    338,836
              Bonds, Series 1993, 6.000%, 7/01/12
--------------------------------------------------------------------------------------------------------------
             Healthcare - 13.7%

       2,750 Arizona Health Facilities Authority, Hospital System         11/09 at 100.00       Ba2  2,341,020
              Revenue Bonds, Phoenix Children's Hospital, Series 1999A,
              6.125%, 11/15/22

       2,050 Arizona Health Facilities Authority, Hospital System         12/10 at 102.00       BBB  2,225,132
              Revenue Bonds, John C. Lincoln Health Network, Series
              2000, 6.875%, 12/01/20

       1,000 Arizona Health Facilities Authority, Hospital Revenue         7/10 at 101.00      Baa1  1,104,280
              Bonds, Catholic Healthcare West, Series 1999A, 6.625%,
              7/01/20

         830 Maricopa County, Arizona, Hospital Revenue and Refunding      4/07 at 102.00      Baa1    858,892
              Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18

       2,000 The Industrial Development Authority of the County of         7/08 at 101.00      Baa1  2,019,480
              Maricopa, Arizona, Health Facility Revenue Bonds, Catholic
              Healthcare West Project, Series 1998A, 5.000%, 7/01/16

       1,500 Mesa Industrial Development Authority, Arizona, Revenue       1/10 at 101.00       AAA  1,645,155
              Bonds, Discovery Health System, Series 1999A, 5.750%,
              1/01/25 - MBIA Insured

             The Industrial Development Authority of the City of
             Phoenix, Arizona, Hospital Revenue Bonds, John C. Lincoln
             Hospital and Health Center, Series 1994:
         500  6.000%, 12/01/10                                            12/03 at 102.00       BBB    507,090
         500  6.000%, 12/01/14                                            12/03 at 102.00       BBB    501,935

       2,500 Scottsdale Industrial Development Authority, Arizona,        12/11 at 101.00        A3  2,579,400
              Hospital Revenue Bonds, Scottsdale Healthcare, Series
              2001, 5.800%, 12/01/31

       1,055 Industrial Development Authority, Winslow, Arizona,           6/08 at 101.00       N/R    718,012
              Hospital Revenue Bonds, Winslow Memorial Hospital Project,
              Series 1998, 5.500%, 6/01/22
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 15.7%

       3,615 Maricopa County Industrial Development Authority, Arizona,   10/10 at 105.00       Aaa  3,791,954
              GNMA Collateralized Multifamily Housing Revenue Bonds,
              Villas at Augusta Project, Series 2000, 6.500%, 10/20/33

----
10

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  2,470 Maricopa County Industrial Development Authority, Arizona,   10/11 at 103.00       Aaa $2,681,037
              Multifamily Housing Revenue Bonds, Syl-Mar Apartments
              Project, Series 2001, 6.100%, 4/20/36

         210 Phoenix Housing Finance Corporation, Arizona, Mortgage        1/04 at 100.00       AAA    210,248
              Revenue Refunding Bonds, FHA-Insured Mortgage
              Loans-Section 8 Assisted Projects, Series 1992A, 6.500%,
              7/01/24 - MBIA Insured

       2,090 Phoenix Industrial Development Authority, Arizona, GNMA       6/11 at 102.00       Aaa  2,205,577
              Collateralized Multifamily Housing Revenue Bonds,
              Campaigne Place on Jackson Project, Series 2001, 5.700%,
              6/20/31 (Alternative Minimum Tax)

         990 Phoenix Industrial Development Authority, Arizona, GNMA      10/12 at 102.00       Aaa    996,554
              Enhanced Mortgage Loan Multifamily Housing Revenue Bonds,
              Liberty Cove Apartments, Series 2002A, 5.050%, 10/20/32

       2,080 Phoenix Industrial Development Authority, Arizona,              No Opt. Call       N/R  1,102,400
              Multifamily Housing Revenue Bonds, Subordinate Lien,
              Arborwood Apartments Project, Series 2003B, 0.000%, 6/01/43

       1,300 The Industrial Development Authority of the City of           9/10 at 103.00       Aaa  1,413,854
              Phoenix, Arizona, Multifamily Housing Revenue Bonds, GNMA
              Collateralized Mortgage Loan, Camelback Crossings
              Apartments Project, Series 2000, 6.350%, 9/20/35

       4,000 Tucson Industrial Development Authority, Arizona, Senior      7/10 at 101.00        AA  4,277,960
              Living Facilities Revenue Bonds, Christian Care Project,
              Series 2000A, 5.625%, 7/01/20 - RAAI Insured
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.0%

         965 The Industrial Development Authority of the County of         6/08 at 108.00       Aaa  1,028,931
              Maricopa, Arizona, Single Family Mortgage Revenue
              Refunding Bonds, Mortgage-Backed Securities Program,
              Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)

          80 Phoenix Industrial Development Authority, Arizona,            6/05 at 102.00       AAA     84,501
              Statewide Single Family Mortgage Revenue Bonds, Series
              1995, 6.150%, 12/01/08 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Industrials - 2.4%

       2,500 Yavapai County Industrial Development Authority, Arizona,       No Opt. Call       BBB  2,557,775
              Solid Waste Disposal Revenue Bonds, Waste Management, Inc.
              Project, Series 2003B, 4.450%, 3/01/28 (Alternative
              Minimum Tax) (Mandatory put 3/01/08)
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 1.5%

       1,450 Cochise County Industrial Development Authority, Arizona,    12/04 at 102.00       AAA  1,558,199
              GNMA Collateralized Mortgage Revenue Refunding Bonds,
              Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 10.4%

             Cochise County Unified School District 68, Sierra Vista,
             Arizona, General Obligation Refunding Bonds, Series 1992:
         250  7.500%, 7/01/09 - FGIC Insured                                 No Opt. Call       AAA    311,518
         300  7.500%, 7/01/10 - FGIC Insured                                 No Opt. Call       AAA    379,569

       1,500 Maricopa County School District 6, Arizona, General             No Opt. Call       AAA  1,722,060
              Obligation Refunding Bonds, Washington Elementary School,
              Series 2002A, 5.375%, 7/01/15 - FSA Insured

         675 Peoria Unified School District No. 11 of Maricopa County,       No Opt. Call       AAA    643,545
              Arizona, Refunding Bonds, Second Series of 1992, 0.000%,
              7/01/06 - MBIA Insured

             Glendale Elementary School District No. 40 of Maricopa
             County, Arizona, School Improvement and Refunding Bonds,
             Series 1995:
         500  6.200%, 7/01/09 - FSA Insured                                7/05 at 101.00       AAA    542,095
         750  6.250%, 7/01/10 - FSA Insured                                7/05 at 101.00       AAA    813,758

         500 Gilbert Unified School District No. 41 of Maricopa County,    7/08 at 100.00       AAA    578,260
              Arizona, School Improvement Bonds, Project of 1993, Series
              D (1995), 6.250%, 7/01/15 - FSA Insured

         135 Alhambra Elementary School District No. 68 of Maricopa        7/04 at 102.00       AAA    142,092
              County, Arizona, General Obligation Bonds, Series 1994A,
              6.750%, 7/01/14 - AMBAC Insured

         310 Chandler Unified School District No. 80 of Maricopa County,     No Opt. Call       AAA    371,879
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.250%, 7/01/11 - FGIC Insured

       1,275 Fountain Hills Unified School District No. 98 of Maricopa       No Opt. Call       AAA  1,215,891
              County, Arizona, General Obligation Bonds, Series 1992,
              0.000%, 7/01/06 - FGIC Insured

----
11

Portfolio of Investments (Unaudited)
NUVEEN ARIZONA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                               Optional Call               Market
Amount (000) Description                                                     Provisions* Ratings**      Value
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Tucson Unified School District No. 1 of Pima County,           No Opt. Call       AAA $1,265,230
              Arizona, School Improvement Bonds, Project of 1989, Series
              1992D, 7.500%, 7/01/10 - FGIC Insured

         500 Tanque Verde Unified School District No. 13 of Pima County,  7/04 at 102.00       AAA    525,965
              Arizona, School Improvement and Refunding Bonds, Series
              1994, 6.700%, 7/01/10 - FGIC Insured

         180 Tempe Union High School District 213, Maricopa County,       7/04 at 101.00       AAA    186,764
              Arizona, General Obligation Bonds, Series 1994, 6.000%,
              7/01/12 - FGIC Insured

       2,000 Tucson, Arizona, General Obligation Bonds, Series 2001B,     7/11 at 100.00        AA  2,357,640
              5.750%, 7/01/16
-------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 13.1%

         225 Arizona Municipal Financing Program, Certificates of           No Opt. Call       AAA    299,941
              Participation, Series 11, 8.000%, 8/01/17 - MBIA Insured

       2,000 Arizona State Transportation Board, Highway Revenue Bonds,   7/11 at 100.00       AAA  2,159,640
              Series 2001, 5.250%, 7/01/20

       1,155 Arizona State Transportation Board, Highway Revenue Bonds,   7/13 at 100.00       AAA  1,208,246
              Series 2003A, 5.000%, 7/01/22

       1,000 Arizona Tourism and Sports Authority, Tax Revenue Bonds,     7/13 at 100.00       Aaa  1,075,990
              Multipurpose Stadium Facility Project, Series 2003A,
              5.375%, 7/01/23 - MBIA Insured

         905 Bullhead City, Arizona, Special Assessment Bonds, East       1/04 at 102.00      Baa2    924,458
              Branch Sewer Improvement District, Series 1993, 6.100%,
              1/01/13

          80 Eloy Municipal Property Corporation, Arizona, Municipal      1/04 at 100.50       BBB     80,590
              Facilities Revenue Bonds, Series 1992, 7.000%, 7/01/11

         385 Flagstaff, Arizona, Junior Lien Street and Highway User        No Opt. Call       AAA    452,471
              Revenue Bonds, Series 1992, 5.900%, 7/01/10 - FGIC Insured

       1,295 Maricopa County Industrial Development Authority, Education  7/10 at 102.00      Baa3  1,305,852
              Revenue Bonds, Arizona Charter Schools Project I, Series
              2000A, 6.625%, 7/01/20

       1,500 Maricopa County Industrial Development Authority, Arizona,   6/07 at 102.00         A  1,587,705
              Education Revenue Bonds, Horizon Community Learning Center
              Project, Series 2000, 6.350%, 6/01/26 - ACA Insured

       1,115 Maricopa County Stadium District, Arizona, Revenue           6/12 at 100.00       Aaa  1,225,062
              Refunding Bonds, Series 2002, 5.375%, 6/01/17 - AMBAC
              Insured

             City of Peoria, Arizona, Improvement District No. 8801,
             North Valley Power Center, Improvement Bonds:
         425  7.300%, 1/01/12                                             1/04 at 101.00      BBB+    431,447
         460  7.300%, 1/01/13                                             1/04 at 101.00      BBB+    467,043

          35 City of Phoenix, Arizona, Junior Lien Street and Highway     1/04 at 101.00        A+     35,492
              User Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11

       2,550 Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series   7/13 at 100.00       AA+  2,685,915
              2003, 5.000%, 7/01/20
-------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.9%

       1,000 Industrial Development Authority, Yavapai County, Arizona,   6/07 at 101.00       BBB  1,001,030
              Revenue Bonds, Citizens Utilities Company Project, Series
              1998, 5.450%, 6/01/33 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------
             Transportation - 0.5%

         500 City of Phoenix, Arizona, Airport Revenue Bonds, Series      7/04 at 102.00       AAA    523,390
              1994D, 6.400%, 7/01/12 (Alternative Minimum Tax) - MBIA
              Insured
-------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 21.3%

         235 Arizona Health Facilities Authority, Hospital System         3/04 at 100.00       AAA    248,609
              Revenue Refunding Bonds, Phoenix Baptist Hospital and
              Medical Center, Inc. and Medical Environments, Inc.,
              Series 1992, 6.250%, 9/01/11 - MBIA Insured

         200 Arizona Municipal Finance Program, Certificates of             No Opt. Call       AAA    249,116
              Participation, Series 20, 7.700%, 8/01/10 -
              MBIA Insured

         300 Hospital District No. One, Maricopa County, Arizona,         6/04 at 101.00       AAA    310,869
              Hospital Facilities Refunding Bonds, Series 1992B, 6.250%,
              6/01/10 (Pre-refunded to 6/01/04) - FGIC Insured

       1,000 Hospital District No. One, Maricopa County, Arizona,         6/06 at 101.00     A3***  1,125,410
              General Obligation Bonds, Series 1996, 6.500%, 6/01/17
              (Pre-refunded to 6/01/06)

----
12

   Principal                                                                Optional Call                 Market
Amount (000) Description                                                      Provisions* Ratings**        Value
----------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    255 Maricopa County, Arizona, Hospital Revenue Bonds, St.           No Opt. Call       AAA $    305,523
              Luke's Hospital Medical Center, Series 1980, 8.750%,
              2/01/10

       2,775 Maricopa County Industrial Development Authority, Arizona,      No Opt. Call       AAA    3,547,005
              Samaritan Health Services, Hospital Revenue Refunding
              Bonds, Series 1990A, 7.000%, 12/01/16 - MBIA Insured

      12,050 The Industrial Development Authority of the County of           No Opt. Call       AAA    7,059,734
              Maricopa, Arizona, Single Family Mortgage Revenue Bonds,
              Series 1984, 0.000%, 2/01/16

         380 Alhambra Elementary School District No. 68 of Maricopa        7/04 at 102.00       AAA      400,281
              County, Arizona, General Obligation Bonds, Series 1994A,
              6.750%, 7/01/14 (Pre-refunded to 7/01/04) - AMBAC Insured

             Phoenix Civic Improvement Corporation, Arizona, Junior Lien
             Wastewater System Revenue Bonds, Series 2000:
       1,290  6.125%, 7/01/14 (Pre-refunded to 7/01/10) - FGIC Insured     7/10 at 101.00       AAA    1,550,761
       1,000  6.250%, 7/01/17 (Pre-refunded to 7/01/10) - FGIC Insured     7/10 at 101.00       AAA    1,209,600

       8,065 Tucson and Pima County Industrial Development Authorities,      No Opt. Call       AAA    5,103,693
              Arizona, Single Family Mortgage Revenue Bonds, Series
              1983A, 0.000%, 12/01/14

         500 Tucson, Arizona, General Obligation Bonds, Series 1984G,      7/04 at 101.00       AAA      520,245
              6.250%, 7/01/18 (Pre-refunded to 7/01/04) - FGIC Insured

         850 Tucson, Arizona, Certificates of Participation, Series        7/04 at 100.00     AA***      876,588
              1994, 6.375%, 7/01/09 (Pre-refunded to 7/01/04) - RAAI
              Insured
----------------------------------------------------------------------------------------------------------------
             Utilities - 4.4%

       1,000 Arizona Power Authority, Special Obligation Power Resource      No Opt. Call        AA    1,130,560
              Revenue Refunding Crossover Bonds, Hoover Project, Series
              2001, 5.250%, 10/01/15

           5 Central Arizona Water Conservation District, Contract         5/04 at 100.00       AA-        5,022
              Revenue Bonds, Central Arizona Project, Series 1991B,
              6.500%, 11/01/11

       2,000 Coconino County, Arizona, Pollution Control Revenue Bonds,   10/06 at 102.00        B-    1,794,180
              Nevada Power Company Project, Series 1996, 6.375%,
              10/01/36 (Alternative Minimum Tax)

       1,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2002,     7/11 at 100.00       AAA    1,050,910
              5.000%, 7/01/20 - FGIC Insured

         150 Pima County Industrial Development Authority, Arizona,        1/04 at 102.00       AAA      158,198
              Lease Obligation Revenue Refunding Bonds, Tucson Electric
              Power Company Irvington Project, Series 1988A, 7.250%,
              7/15/10 - FSA Insured

         500 Agricultural Improvement and Power District, Arizona, Salt      No Opt. Call        AA      578,880
              River Project, Electric System Refunding Revenue Bonds,
              Series 1993A, 5.750%, 1/01/10
----------------------------------------------------------------------------------------------------------------
             Water and Sewer - 4.8%

             Cottonwood, Arizona, Sewer Revenue Refunding Bonds, Series
             1992:
         100  7.000%, 7/01/06                                              1/04 at 100.00      BBB-      100,463
         100  7.000%, 7/01/07                                              1/04 at 100.00      BBB-      100,466

       2,600 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/12 at 100.00       AAA    2,657,278
              Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 -
              FGIC Insured

       1,415 Phoenix Civic Improvement Corporation, Arizona, Junior Lien   7/14 at 100.00        AA    1,407,005
              Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22

         800 Sedona, Arizona, Sewer Revenue Refunding Bonds, Series        7/04 at 101.00         A      834,028
              1992, 7.000%, 7/01/12
----------------------------------------------------------------------------------------------------------------
    $108,405 Total Long-Term Investments (cost $97,273,320) - 98.4%                                  104,438,325
----------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.6%                                                      1,647,428

             --------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                      $106,085,753

             --------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
                                See accompanying notes to financial statements.

----
13

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND
November 30, 2003


   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 3.6%

    $    430 Boulder County, Colorado, Development Revenue Bonds, The      9/13 at 100.00       AAA $  444,568
              University Corporation for Atmospheric Research, Series
              2003, 5.000%, 9/01/23 (WI, Settling 12/04/03) - AMBAC
              Insured

         500 Colorado Educational and Cultural Facilities Authority,      12/10 at 100.00        AA    562,980
              School Revenue Bonds, Ave Maria School Project, Series
              2000, 6.125%, 12/01/25 - RAAI Insured

         500 Hyland Hills Park and Recreation District, Adams County,     12/06 at 101.00       N/R    531,210
              Colorado, Special Revenue Refunding and Improvement Bonds,
              Series 1996A, 6.750%, 12/15/15
--------------------------------------------------------------------------------------------------------------
             Healthcare - 15.3%

         500 Aspen Valley Hospital District, Pitkin County, Colorado,      4/10 at 100.00       N/R    530,265
              Revenue Bonds, Series 2000, 6.800%, 10/15/24

       1,000 Colorado Health Facilities Authority, Revenue Bonds,          9/09 at 101.00       N/R    988,800
              Steamboat Springs Healthcare Association Project, Series
              1999, 5.700%, 9/15/23

         500 Colorado Health Facilities Authority, Revenue Bonds,         11/11 at 101.00         A    544,400
              PorterCare Adventist Health System, Series 2001, 6.500%,
              11/15/23

       1,000 Colorado Health Facilities Authority, Revenue Bonds, Vail     1/12 at 100.00       BBB  1,017,350
              Valley Medical Center Project, Series 2001, 5.800%, 1/15/27

       1,750 Colorado Springs, Colorado, Hospital Revenue Bonds,          12/10 at 101.00        A-  1,870,943
              Memorial Hospital of Colorado Springs, Series 2000,
              6.375%, 12/15/30

       1,000 Denver Health and Hospitals Authority, Colorado, Healthcare  12/11 at 100.00       BBB  1,056,330
              Revenue Bonds, Series 2001A, 6.250%, 12/01/16

         500 Montrose Memorial Hospital Board, Colorado, Enterprise       12/13 at 102.00      BBB-    521,755
              Revenue Bonds, Series 2003, 6.375%, 12/01/23
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.2%

       1,265 Boulder County, Colorado, Multifamily Housing Revenue         6/09 at 100.00       N/R  1,143,902
              Refunding and Improvement Bonds, Thistle Community Housing
              Project, Series 1999, 6.375%, 6/01/29

         455 Colorado Housing Finance Authority, Multifamily Housing       4/05 at 102.00       AA+    465,165
              Insured Mortgage Revenue Bonds, Series 1995A, 6.650%,
              10/01/28 (Alternative Minimum Tax)

       1,300 Englewood, Colorado, Multifamily Housing Revenue Refunding   12/06 at 102.00      BBB+  1,317,056
              Bonds, Marks Apartments Project, Series 1996, 6.650%,
              12/01/26

       1,000 Lakewood, Colorado, FHA-Insured Multifamily Housing          10/05 at 102.00       AAA  1,027,760
              Mortgage Revenue Bonds, Heights by Marston Lake Project,
              Series 1995, 6.650%, 10/01/25 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.0%

         395 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2    401,837
              Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

         450 Colorado Housing Finance Authority, Single Family Program    10/09 at 105.00       Aa2    468,500
              Senior Bonds, Series 2000A-2, 7.450%, 10/01/16
              (Alternative Minimum Tax)

         340 Colorado Housing Finance Authority, Single Family Program     4/10 at 105.00        AA    356,378
              Senior Bonds, Senior 2000C-3, 7.150%, 10/01/30

          45 Pueblo County, Colorado, Single Family Mortgage Revenue      11/04 at 102.00       AAA     45,182
              Refunding Bonds, GNMA and FNMA Mortgage-Backed Securities
              Program, Series 1994A, 7.050%, 11/01/27
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 6.1%

       1,000 Colorado Health Facilities Authority, First Mortgage          1/07 at 101.00       N/R    990,770
              Revenue Refunding Bonds, Christian Living Campus - Johnson
              Center Nursing Facility Project, Series 1997A, 7.050%,
              1/01/19

       1,000 Colorado Health Facilities Authority, Revenue Bonds,         12/12 at 100.00        AA  1,042,900
              Covenant Retirement Communities, Inc., Series 2002A,
              5.500%, 12/01/33 - RAAI Insured

         650 Colorado Health Facilities Authority, Health Facilities       9/09 at 102.00      Caa1    399,425
              Revenue Bonds, National Benevolent Association - Village
              at Skyline Project, Series 1999A, 6.375%, 9/01/29

         300 Colorado Health Facilities Authority, Health Facilities       3/10 at 101.00      Caa1    184,350
              Revenue Bonds, National Benevolent Association - Village
              at Skyline Project, Series 2000C, 7.000%, 3/01/24

----
14

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 11.5%

     $   500 Bowles Metropolitan District, Colorado, General Obligation   12/13 at 100.00       AAA $  540,605
              Bonds, Series 2003, 5.500%, 12/01/28 - FSA Insured

       1,500 Eagle Bend Metropolitan District No. 2, Colorado, General    12/13 at 100.00        AA  1,466,925
              Obligation Bonds, Series 2003, 5.000%, 12/01/33 - RAAI
              Insured

       1,085 El Paso County School District 20, Academy, Colorado,        12/13 at 100.00       Aaa  1,189,833
              General Obligation Bonds, Series 2003, 5.500%, 12/15/23 -
              FGIC Insured

         500 El Paso County School District 38, Lewis Palmer, Colorado,      No Opt. Call       Aa3    601,925
              General Obligation Refunding Bonds, Series 2001, 6.000%,
              12/01/21

       1,000 El Paso County School District 49, Falcon, Colorado,         12/11 at 100.00       AAA  1,123,400
              General Obligation Bonds, Series 2001, 5.500%, 12/01/17 -
              FGIC Insured
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 21.6%

       1,250 Colorado Educational and Cultural Facilities Authority,       9/11 at 100.00      Baa3  1,270,225
              Charter School Revenue Bonds, Bromley East Charter School
              Project, Series 2000A, 7.250%, 9/15/30

       1,000 Colorado Educational and Cultural Facilities Authority,      12/10 at 101.00       BBB  1,076,510
              Charter School Revenue Bonds, Academy Charter School
              Project, Series 2000, 6.875%, 12/15/20

       2,000 Colorado Educational and Cultural Facilities Authority,       6/13 at 100.00       AAA  2,017,320
              Charter School Revenue Bonds, Adams School District 12,
              Pinnacle School Project, Series 2003, 5.000%, 6/01/33 -
              XLCA Insured

       2,000 Colorado Educational and Cultural Facilities Authority,      12/13 at 100.00       AAA  2,018,020
              Charter School Revenue Bonds, Classical Academy Project,
              Series 2003, 5.000%, 12/01/33 - XLCA Insured

       1,710 Denver Convention Center Hotel Authority, Colorado,          12/13 at 100.00       AAA  1,783,188
              Convention Center Hotel Senior Revenue Bonds, Series
              2003A, 5.000%, 12/01/20 - XLCA Insured

       1,000 Larimer County, Colorado, Sales and Use Tax Revenue Bonds,   12/12 at 100.00       AAA  1,112,510
              Fairgrounds and Events Center Project, Series 2002,
              5.500%, 12/15/18 - MBIA Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 10.7%

       3,500 E-470 Public Highway Authority, Colorado, Senior Revenue       9/10 at 79.90       AAA  2,129,505
              Bonds, Series 2000B, 0.000%, 9/01/14 - MBIA Insured

         900 Eagle County Air Terminal Corporation, Colorado, Airport      5/06 at 101.00       N/R    876,591
              Terminal Revenue Bonds, Series 1996, 7.500%, 5/01/21
              (Alternative Minimum Tax)

         500 Eagle County Air Terminal Corporation, Colorado, Airport      5/11 at 101.00       N/R    463,000
              Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21

       1,000 Northwest Parkway Public Highway Authority, Colorado,         6/11 at 102.00       AAA  1,128,140
              Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 -
              AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 16.8%

       4,000 Arapahoe County, Colorado, Single Family Mortgage Revenue       No Opt. Call       AAA  3,197,680
              Bonds, Series 1984A, 0.000%, 9/01/10

         140 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    7/10 at 100.00       AAA    157,440
              Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

       1,000 Colorado Department of Transportation, Revenue Anticipation   6/10 at 100.50       AAA  1,188,430
              Bonds, Series 2000, 6.000%, 6/15/15 (Pre-refunded to
              6/15/10) - AMBAC Insured

         900 Colorado Springs, Colorado, Utility System Revenue Bonds,       No Opt. Call       AAA  1,134,585
              Series 1978B, 6.600%, 11/15/18

         250 Pitkin County, Colorado, General Obligation Open Space       12/04 at 102.00    Aa3***    269,423
              Refunding and Improvement Bonds, Series 1994, 6.875%,
              12/01/24 (Pre-refunded to 12/01/04)

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***  1,226,540
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

----
15

Portfolio of Investments (Unaudited)
NUVEEN COLORADO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Utilities - 2.6%

    $  1,000 Platte River Power Authority, Colorado, Power Revenue        6/12 at 100.00       AA- $ 1,100,978
              Refunding Bonds, Series EE, 5.375%, 6/01/17
---------------------------------------------------------------------------------------------------------------
    $ 43,615 Total Long-Term Investments (cost $40,763,697) - 100.4%                                42,984,599
---------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - (0.4)%                                                   (181,925)

             ------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $42,802,674

             ------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.



                                See accompanying notes to financial statements.

----
16

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND
November 30, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 16.7%

    $  1,500 New Mexico Educational Assistance Foundation, Education       9/11 at 100.00        A2 $1,530,315
              Loan Bonds, First Subordinate Series 2001B-1, 5.900%,
              9/01/31

         480 New Mexico Educational Assistance Foundation, Student Loan      No Opt. Call       Aaa    480,182
              Revenue Bonds, Senior 1995 Series IV-A1, 6.500%, 3/01/04
              (Alternative Minimum Tax)

       1,000 Puerto Rico Industrial, Tourist, Educational, Medical and    12/12 at 101.00       BBB  1,023,570
              Environmental Control Facilities Financing Authority,
              Higher Education Revenue Refunding Bonds, Ana G. Mendez
              University System Project, Series 2002, 5.500%, 12/01/31

             Santa Fe, New Mexico, Educational Facilities Revenue
             Improvement and Refunding Revenue Bonds, College of Santa
             Fe Project, Series 1997:
         500  6.000%, 10/01/13                                            10/07 at 100.00      BBB-    517,505
         500  5.875%, 10/01/21                                            10/07 at 100.00      BBB-    504,480

       2,000 Regents of the University of New Mexico, System Revenue         No Opt. Call        AA  2,400,680
              Refunding Bonds, Series 1992A, 6.000%, 6/01/21

       2,000 Regents of the University of New Mexico, System Revenue       6/12 at 100.00        AA  2,062,180
              Refunding and Improvement Bonds, Subordinate Lien, Series
              2002A, 5.000%, 6/01/22

         750 Regents of the University of New Mexico, System Revenue       6/13 at 100.00        AA    817,658
              Refunding Bonds, Subordinate Lien, Series 2003A, 5.250%,
              6/01/18
--------------------------------------------------------------------------------------------------------------
             Healthcare - 5.8%

             New Mexico Hospital Equipment Loan Council, Hospital
             Revenue Bonds, Presbyterian Healthcare Services, Series
             2001A:
       2,000  5.750%, 8/01/15                                              8/11 at 101.00        A+  2,187,760
       1,000  5.500%, 8/01/30                                              8/11 at 101.00        A+  1,018,210
--------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.0%

       1,885 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/09 at 101.00       N/R  1,702,928
              Refunding and Improvement Bonds, El Centro Senior Housing
              Complex, Series 1999, 5.850%, 6/15/29

         600 Bernalillo County, New Mexico, Multifamily Housing Revenue    6/11 at 100.00       Aaa    616,644
              Bonds, Vista Montana Apartments Project, Series 2001A,
              5.400%, 12/01/31 - MBIA Insured

       1,000 Las Cruces, New Mexico, Housing Development Corporation,      4/04 at 101.00        A3  1,005,620
              Multifamily Mortgage Revenue Refunding Bonds, Series
              1993A, 6.400%, 10/01/19
--------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 14.9%

       1,105 New Mexico Mortgage Finance Authority, Single Family          7/06 at 102.00       AAA  1,124,724
              Mortgage Program Bonds, Series 1996D1, 6.250%, 7/01/22

       1,030 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA  1,044,956
              Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28
              (Alternative Minimum Tax)

         585 New Mexico Mortgage Finance Authority, Single Family          7/07 at 102.00       AAA    613,706
              Mortgage Bonds, Series 1996B-2, 6.300%, 7/01/28
              (Alternative Minimum Tax)

         995 New Mexico Mortgage Finance Authority, Single Family          7/05 at 102.00       AAA  1,033,367
              Mortgage Program Bonds, Series 1995A, 6.650%, 7/01/26
              (Alternative Minimum Tax)

       1,510 New Mexico Mortgage Finance Authority, Single Family         11/09 at 101.50       AAA  1,708,610
              Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31
              (Alternative Minimum Tax)

       1,510 New Mexico Mortgage Finance Authority, Single Family          1/10 at 102.50       AAA  1,629,532
              Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31
              (Alternative Minimum Tax)

       1,060 New Mexico Mortgage Finance Authority, General Revenue        9/09 at 100.00        A+  1,115,894
              Office Building Bonds, Series 2000, 6.000%, 9/01/26
--------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.9%

         500 Las Cruces, New Mexico Health Facilities Revenue Refunding   12/03 at 101.00       AAA    507,105
              Bonds, Evangelical Lutheran Good Samaritan Society
              Project, Series 1992, 6.450%, 12/01/17 - FSA Insured

          10 City of Socorro, New Mexico, Health Facilities Refunding      5/04 at 102.00       AAA     10,400
              Revenue Bonds, The Evangelical Lutheran Good Samaritan
              Society Project, Series 1994, 6.000%, 5/01/08 - AMBAC
              Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN NEW MEXICO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 4.1%

             Puerto Rico Public Improvement, General Obligation Bonds,
             Series 2002A:
    $  1,500  5.500%, 7/01/19 - FGIC Insured                                 No Opt. Call       AAA $1,739,160
         500  5.500%, 7/01/29                                                No Opt. Call        A-    543,080
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 29.8%

       1,880 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call       AAA  1,422,728
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

       2,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue    10/09 at 100.00        AA  2,103,220
              Bonds, Series 1999, 5.250%, 10/01/26

             Dona Ana County, New Mexico, Gross Receipts Tax Refunding
             and Improvement Bonds, Series 2003:
         360  5.250%, 5/01/25 - AMBAC Insured                              5/13 at 100.00       Aaa    378,706
         545  5.250%, 5/01/28 - AMBAC Insured                              5/13 at 100.00       Aaa    572,037

       1,510 Lincoln County, New Mexico, Gross Receipts Tax Revenue        6/12 at 100.00       Aaa  1,555,104
              Refunding Bonds, Series 2002, 5.125%, 6/01/30 - AMBAC
              Insured

       1,365 New Mexico Finance Authority, Court Facilities Fee Revenue    6/11 at 100.00       AAA  1,458,366
              Bonds, Series 2002, 5.000%, 6/15/17 - MBIA Insured

       2,130 Puerto Rico Highway and Transportation Authority, Highway     7/16 at 100.00         A  2,268,961
              Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

       1,000 Puerto Rico Public Finance Corporation, Commonwealth          2/12 at 100.00      BBB+  1,047,830
              Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

       1,000 San Juan County, New Mexico, Gross Receipts Tax Revenue       9/11 at 101.00       AAA  1,030,120
              Bonds, Subordinate Series 2001A, 5.125%, 9/15/26 - AMBAC
              Insured

       4,000 Santa Fe County, New Mexico, Correctional System Gross          No Opt. Call       AAA  4,788,920
              Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
              FSA Insured
--------------------------------------------------------------------------------------------------------------
             Transportation - 0.6%

         500 Puerto Rico Ports Authority, Special Facilities Revenue       6/06 at 102.00       CCC    330,370
              Bonds, American Airlines, Inc. Project, Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.5%

       1,870 Albuquerque, New Mexico, Gross Receipts Lodgers Tax             No Opt. Call       AAA  1,420,976
              Improvement and Revenue Refunding Bonds, Series 1991B,
              0.000%, 7/01/11 - FSA Insured

             Grants/Cibola County School District 1, New Mexico, General
             Obligation School Building Bonds, Series 1994:
         480  6.250%, 5/01/08 (Pre-refunded to 5/01/04)                    5/04 at 100.00   Baa2***    489,000
         510  6.250%, 5/01/09 (Pre-refunded to 5/01/04)                    5/04 at 100.00   Baa2***    520,460

          90 Las Cruces, New Mexico, Joint Utility Refunding and           1/04 at 101.00     A1***     92,309
              Improvement Revenue Bonds, Series 1992, 6.250%, 7/01/12

       1,000 Puerto Rico Highway and Transportation Authority, Highway     7/10 at 101.00      A***  1,226,540
              Revenue Bonds, Series 2000B, 6.500%, 7/01/27 (Pre-refunded to 7/01/10)

         500 County of Sandoval, New Mexico, Gross Receipts Tax Revenue   11/05 at 101.00    N/R***    559,840
              Bonds, Subordinate Series 1994, 7.150%, 11/01/10
              (Pre-refunded to 11/01/05)

         327 Santa Fe County, New Mexico, Office and Training Facilities     No Opt. Call       Aaa    406,262
              Project Revenue Bonds, Series 1990, 9.000%, 7/01/07
--------------------------------------------------------------------------------------------------------------
             Utilities - 9.8%

       1,500 Farmington, New Mexico, Pollution Control Revenue Bonds,     10/09 at 102.00      BBB-  1,568,835
              Public Service Company of New Mexico, Series 1999A,
              6.600%, 10/01/29 (Alternative Minimum Tax)

       1,000 City of Las Cruces, New Mexico, South Central Solid Waste     6/05 at 100.00        A3  1,023,610
              Authority, Environmental Services Gross Receipts
              Tax/Project Revenue Bonds, Series 1995, 6.000%, 6/01/16

       1,000 Incorporated County of Los Alamos, New Mexico, Utility        7/04 at 102.00       AAA  1,047,200
              System Revenue Bonds, Series 1994A, 6.000%, 7/01/15 - FSA
              Insured

         135 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/10 at 101.00       AAA    141,754
              Series 2000HH, 5.250%, 7/01/29 - FSA Insured

----
18

   Principal                                                               Optional Call                Market
Amount (000) Description                                                     Provisions* Ratings**       Value
--------------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $    500 Puerto Rico Electric Power Authority, Power Revenue Bonds,   7/12 at 101.00       AAA $   524,025
              Series 2002II, 5.125%, 7/01/26 - FSA Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue            No Opt. Call       AAA   1,142,460
              Refunding Bonds, 2002 Series JJ, 5.250%, 7/01/15 - MBIA
              Insured
--------------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.7%

       1,000 Albuquerque, New Mexico, Joint Water and Sewer System          No Opt. Call       AAA     921,148
              Revenue Bonds, Series 1990A, 0.000%, 7/01/07 - FGIC Insured
--------------------------------------------------------------------------------------------------------------
    $ 52,722 Total Long-Term Investments (cost $51,496,710) - 98.8%                                 54,979,047
--------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.2%                                                      687,150
             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $55,666,197
             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.



                                See accompanying notes to financial statements.

----
19

Statement of Assets and Liabilities (Unaudited)
November 30, 2003


                                                                   Arizona     Colorado   New Mexico
----------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $97,273,320, $40,763,697
 and $51,496,710, respectively)                              $104,438,325  $42,984,599  $54,979,047
Cash                                                              350,817           --      104,211
Receivables:
 Interest                                                       1,679,579      705,166      986,273
 Investments sold                                                  65,000      757,500           --
 Shares sold                                                       54,295           --           --
Other assets                                                        1,013          153          196
----------------------------------------------------------------------------------------------------
   Total assets                                               106,589,029   44,447,418   56,069,727
----------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                         --      869,040           --
Payables:
 Investments purchased                                                 --      440,294           --
 Shares redeemed                                                   20,247      121,740      136,427
Accrued expenses:
 Management fees                                                   47,629       19,386       25,026
 12b-1 distribution and service fees                               22,177       13,103       14,470
 Other                                                             33,050       24,193       28,791
Dividends payable                                                 380,173      156,988      198,816
----------------------------------------------------------------------------------------------------
   Total liabilities                                              503,276    1,644,744      403,530
----------------------------------------------------------------------------------------------------
Net assets                                                   $106,085,753  $42,802,674  $55,666,197
----------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                   $ 72,717,606  $30,798,235  $44,542,205
Shares outstanding                                              6,591,606    3,005,780    4,286,931
Net asset value per share                                    $      11.03  $     10.25  $     10.39
Offering price per share (net asset value per share
 plus maximum sales charge of 4.20% of offering price)       $      11.51  $     10.70  $     10.85
----------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                   $  6,349,802  $ 6,105,911  $ 5,258,940
Shares outstanding                                                576,440      595,640      506,088
Net asset value and offering price per share                 $      11.02  $     10.25  $     10.39
----------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                   $  8,750,328  $ 5,243,730  $ 5,078,639
Shares outstanding                                                794,353      512,417      488,500
Net asset value and offering price per share                 $      11.02  $     10.23  $     10.40
----------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                   $ 18,268,017  $   654,798  $   786,413
Shares outstanding                                              1,658,167       63,917       75,415
Net asset value and offering price per share                 $      11.02  $     10.24  $     10.43
----------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------
Capital paid-in                                              $100,153,302  $41,902,646  $54,185,621
Undistributed (Over-distribution of) net investment income        (60,661)     (33,356)     (23,495)
Accumulated net realized gain (loss) from investments          (1,171,893)  (1,287,518)  (1,978,266)
Net unrealized appreciation of investments                      7,165,005    2,220,902    3,482,337
----------------------------------------------------------------------------------------------------
Net assets                                                   $106,085,753  $42,802,674  $55,666,197
----------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
20

Statement of Operations (Unaudited)
Six Months Ended November 30, 2003

                                                                  Arizona     Colorado   New Mexico
---------------------------------------------------------------------------------------------------
Investment Income                                            $ 2,866,627  $ 1,209,569  $ 1,501,033
---------------------------------------------------------------------------------------------------
Expenses
Management fees                                                  292,868      121,269      155,369
12b-1 service fees - Class A                                      72,539       31,203       45,251
12b-1 distribution and service fees - Class B                     30,778       29,141       26,912
12b-1 distribution and service fees - Class C                     33,368       22,491       18,232
Shareholders' servicing agent fees and expenses                   33,499       12,173       16,545
Custodian's fees and expenses                                     21,127       13,735       12,942
Trustees' fees and expenses                                          915          452          501
Professional fees                                                  9,916        3,676        4,174
Shareholders' reports - printing and mailing expenses             26,873       13,877       12,950
Federal and state registration fees                                5,164        1,755        3,009
Other expenses                                                     1,556          588          752
---------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                       528,603      250,360      296,637
 Custodian fee credit                                             (3,028)      (2,263)      (2,530)
---------------------------------------------------------------------------------------------------
Net expenses                                                     525,575      248,097      294,107
---------------------------------------------------------------------------------------------------
Net investment income                                          2,341,052      961,472    1,206,926
---------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investments                     (1,069,900)     241,939     (299,749)
Net change in unrealized appreciation (depreciation) of
 investments                                                  (2,033,224)  (1,481,217)  (1,220,882)
---------------------------------------------------------------------------------------------------
Net gain (loss) from investments                              (3,103,124)  (1,239,278)  (1,520,631)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $  (762,072) $  (277,806) $  (313,705)
---------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
21

Statement of Changes in Net Assets (Unaudited)

                                               Arizona                        Colorado                      New Mexico
                                   ------------------------------  -----------------------------  -----------------------------
                                   Six Months Ended     Year Ended Six Months Ended    Year Ended Six Months Ended    Year Ended
                                           11/30/03        5/31/03         11/30/03       5/31/03         11/30/03       5/31/03
--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                  $  2,341,052  $  4,804,291       $   961,472  $ 2,033,064       $ 1,206,926  $ 2,472,137
Net realized gain (loss) from                                                                             (299,749)    (286,559)
 investments                             (1,069,900)     (101,993)          241,939     (448,439)
Net change in unrealized
 appreciation (depreciation) of
 investments                             (2,033,224)    4,529,442        (1,481,217)   2,073,211        (1,220,882)   2,465,519
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                    (762,072)    9,231,740          (277,806)   3,657,836          (313,705)   4,651,097
--------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                 (1,638,912)   (3,422,296)         (709,616)  (1,554,751)       (1,000,436)  (2,141,136)
 Class B                                   (122,192)     (251,919)         (117,284)    (251,053)         (103,946)    (194,424)
 Class C                                   (177,171)     (353,752)         (121,487)    (235,149)          (92,709)    (157,654)
 Class R                                   (437,809)     (914,740)          (18,071)     (41,886)          (16,440)     (31,302)
From accumulated net realized
 gains from investments:
 Class A                                         --      (141,708)               --           --                --           --
 Class B                                         --       (12,288)               --           --                --           --
 Class C                                         --       (16,865)               --           --                --           --
 Class R                                         --       (35,933)               --           --                --           --
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders           (2,376,084)   (5,149,501)         (966,458)  (2,082,839)       (1,213,531)  (2,524,516)
--------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares          4,929,910    16,970,533         1,356,463    6,625,431         3,119,328    7,358,279
Net proceeds from shares issued
 to shareholders due to
 reinvestment of distributions              955,822     2,121,541           376,582      827,949           500,992    1,036,793
--------------------------------------------------------------------------------------------------------------------------------
                                          5,885,732    19,092,074         1,733,045    7,453,380         3,620,320    8,395,072
Cost of shares redeemed                  (7,302,337)  (13,048,392)       (4,329,295)  (5,920,548)       (5,164,040)  (5,993,254)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from Fund share
 transactions                            (1,416,605)    6,043,682        (2,596,250)   1,532,832        (1,543,720)   2,401,818
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net                                                                          (3,070,956)   4,528,399
 assets                                  (4,554,761)   10,125,921        (3,840,514)   3,107,829
Net assets at the beginning of                                                                          58,737,153   54,208,754
 period                                 110,640,514   100,514,593        46,643,188   43,535,359
--------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period        $106,085,753  $110,640,514       $42,802,674  $46,643,188       $55,666,197  $58,737,153
--------------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution
 of) net investment income at the
 end of period                         $    (60,661) $    (25,629)      $   (33,356) $   (28,370)      $   (23,495) $   (16,890)
--------------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
22

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Arizona Municipal Bond Fund ("Arizona"), Nuveen Colorado Municipal Bond Fund ("Colorado") and Nuveen New Mexico Municipal Bond Fund ("New Mexico") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Colorado had an outstanding when-issued purchase commitment of $440,294. There were no such outstanding purchase commitments in Arizona or New Mexico.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
23

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                         Arizona
                                                     -----------------------------------------------
                                                        Six Months Ended           Year Ended
                                                            11/30/03                 5/31/03
                                                     ---------------------  ------------------------
                                                        Shares       Amount      Shares        Amount
-----------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             262,611  $ 2,879,674     944,987  $ 10,574,127
  Class B                                              40,658      448,639     158,632     1,765,924
  Class C                                             118,379    1,296,455     261,865     2,907,794
  Class R                                              27,870      305,142     155,300     1,722,688
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              52,135      572,758     116,441     1,290,932
  Class B                                               2,372       26,013       6,258        69,245
  Class C                                               7,371       80,820      14,062       155,717
  Class R                                              25,180      276,231      54,692       605,647
-----------------------------------------------------------------------------------------------------
                                                      536,576    5,885,732   1,712,237    19,092,074
-----------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (353,967)  (3,876,014)   (788,425)   (8,754,322)
  Class B                                             (61,892)    (676,114)   (116,929)   (1,293,237)
  Class C                                            (150,989)  (1,633,138)   (140,401)   (1,555,300)
  Class R                                            (102,327)  (1,117,071)   (130,594)   (1,445,533)
-----------------------------------------------------------------------------------------------------
                                                     (669,175)  (7,302,337) (1,176,349)  (13,048,392)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                              (132,599) $(1,416,605)    535,888  $  6,043,682
-----------------------------------------------------------------------------------------------------


----
24

                                                                       Colorado
                                                     --------------------------------------------
                                                        Six Months Ended          Year Ended
                                                            11/30/03               5/31/03
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                              83,894  $   853,690   291,541  $ 3,013,307
  Class B                                              29,409      299,769    73,209      755,710
  Class C                                              19,198      195,399   275,966    2,833,489
  Class R                                                 766        7,605     2,219       22,925
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              25,680      261,875    57,740      593,767
  Class B                                               4,221       43,078    10,315      106,168
  Class C                                               5,328       54,291     8,882       91,274
  Class R                                               1,701       17,338     3,572       36,740
--------------------------------------------------------------------------------------------------
                                                      170,197    1,733,045   723,444    7,453,380
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (214,673)  (2,193,220) (453,321)  (4,641,622)
  Class B                                             (37,314)    (377,661)  (75,943)    (778,877)
  Class C                                            (159,265)  (1,610,799)  (38,333)    (391,317)
  Class R                                             (14,497)    (147,615)  (10,510)    (108,732)
--------------------------------------------------------------------------------------------------
                                                     (425,749)  (4,329,295) (578,107)  (5,920,548)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                              (255,552) $(2,596,250)  145,337  $ 1,532,832
--------------------------------------------------------------------------------------------------

                                                                      New Mexico
                                                     --------------------------------------------
                                                        Six Months Ended          Year Ended
                                                            11/30/03               5/31/03
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             174,310  $ 1,803,575   364,598  $ 3,797,479
  Class B                                              50,411      529,405   196,384    2,049,981
  Class C                                              69,519      721,041   133,343    1,385,399
  Class R                                               6,331       65,307    12,069      125,420
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              37,438      387,580    81,462      847,749
  Class B                                               5,354       55,415     8,118       84,501
  Class C                                               4,251       43,999     7,334       76,355
  Class R                                               1,348       13,998     2,700       28,188
--------------------------------------------------------------------------------------------------
                                                      348,962    3,620,320   806,008    8,395,072
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (377,506)  (3,894,507) (460,885)  (4,799,966)
  Class B                                            (104,690)  (1,084,770)  (86,142)    (895,787)
  Class C                                             (17,881)    (183,076)  (28,854)    (297,501)
  Class R                                                (158)      (1,687)       --           --
--------------------------------------------------------------------------------------------------
                                                     (500,235)  (5,164,040) (575,881)  (5,993,254)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                              (151,273) $(1,543,720)  230,127  $ 2,401,818
--------------------------------------------------------------------------------------------------


----
25

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                                                  Arizona    Colorado New Mexico
--------------------------------------------------------------------------------
Purchases                                      $7,595,075 $ 9,776,164 $3,215,449
Sales and maturities                            7,907,519  11,113,870  3,928,465
--------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                                                 Arizona    Colorado  New Mexico
--------------------------------------------------------------------------------
Cost of investments                          $97,255,604 $40,761,573 $51,492,773
--------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                                 Arizona    Colorado  New Mexico
--------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                                $8,158,383  $2,767,523  $3,808,954
 Depreciation                                  (975,662)   (544,497)   (322,680)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments   $7,182,721  $2,223,026  $3,486,274
--------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                                  Arizona    Colorado New Mexico
--------------------------------------------------------------------------------
Undistributed net tax-exempt income              $357,607 $   133,177   $178,221
Undistributed net ordinary income*                     --          --         33
Undistributed net long-term capital gains              --          --         --
--------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2003                                               Arizona   Colorado New Mexico
--------------------------------------------------------------------------------
Distributions from net tax-exempt income        $4,949,553 $2,094,383 $2,528,559
Distributions from net ordinary income*             18,611         --      1,082
Distributions from net long-term capital gains     188,002         --         --
--------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                   Arizona   Colorado New Mexico
--------------------------------------------------------------------------------
Expiration Year:
 2004                                             $     -- $       -- $  290,586
 2005                                                   --         --         --
 2006                                                   --         --         --
 2007                                                   --         --         --
 2008                                                   --    470,202    411,479
 2009                                                   --    374,552    338,997
 2010                                                   --     97,920         --
 2011                                              101,993    220,292    309,022
--------------------------------------------------------------------------------
Total                                             $101,993 $1,162,966 $1,350,084
--------------------------------------------------------------------------------


----
26

The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 (''post-October losses'') in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                             Colorado New Mexico
--------------------------------------------------------------------------------
                                                             $366,491   $326,364
--------------------------------------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets                                         Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                                .5500%
For the next $125 million                                                 .5375
For the next $250 million                                                 .5250
For the next $500 million                                                 .5125
For the next $1 billion                                                   .5000
For the next $3 billion                                                   .4750
For net assets over $5 billion                                            .4500
--------------------------------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
Sales charges collected                              $77,782  $22,109    $48,607
Paid to authorized dealers                            67,242   19,119     40,828
--------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
Commission advances                                  $15,073  $14,986    $30,431
--------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2003, the Distributor retained such 12b-1 fees as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
12b-1 fees retained                                  $35,569  $29,424    $28,572
--------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2003, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
CDSC retained                                        $14,595   $3,502    $27,798
--------------------------------------------------------------------------------


----
27

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 29, 2003, to shareholders of record on December 9, 2003, as follows:

                                                     Arizona Colorado New Mexico
--------------------------------------------------------------------------------
Dividend per share:
 Class A                                              $.0400   $.0385     $.0380
 Class B                                               .0330    .0325      .0315
 Class C                                               .0350    .0340      .0330
 Class R                                               .0415    .0405      .0395
--------------------------------------------------------------------------------



----
28

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                    Investment Operations        Less Distributions
                                                 ---------------------------  -----------------------


ARIZONA


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                  Ending
                                             Net   Invest-       ment         Invest-                     Net
Year Ended                                 Asset      ment       Gain            ment  Capital          Asset     Total
May 31,                                    Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2004(e)                                  $11.35      $.24      $(.31) $(.07)   $(.25)   $  --  $(.25) $11.03      (.60)%
 2003                                      10.91       .51        .47    .98     (.52)    (.02)  (.54)  11.35      9.23
 2002                                      10.84       .53        .12    .65     (.53)    (.05)  (.58)  10.91      6.06
 2001                                      10.24       .54        .58   1.12     (.52)      --   (.52)  10.84     11.12
 2000                                      11.25       .52       (.94)  (.42)    (.52)    (.07)  (.59)  10.24     (3.75)
 1999                                      11.40       .53       (.09)   .44     (.54)    (.05)  (.59)  11.25      3.87
Class B (2/97)
 2004(e)                                   11.33       .20       (.30)  (.10)    (.21)      --   (.21)  11.02      (.89)
 2003                                      10.89       .42        .48    .90     (.44)    (.02)  (.46)  11.33      8.43
 2002                                      10.83       .45        .11    .56     (.45)    (.05)  (.50)  10.89      5.20
 2001                                      10.23       .46        .59   1.05     (.45)      --   (.45)  10.83     10.33
 2000                                      11.24       .44       (.94)  (.50)    (.44)    (.07)  (.51)  10.23     (4.48)
 1999                                      11.39       .45       (.10)   .35     (.45)    (.05)  (.50)  11.24      3.12
Class C (2/94)
 2004(e)                                   11.33       .21       (.30)  (.09)    (.22)      --   (.22)  11.02      (.78)
 2003                                      10.90       .45        .46    .91     (.46)    (.02)  (.48)  11.33      8.56
 2002                                      10.83       .47        .12    .59     (.47)    (.05)  (.52)  10.90      5.50
 2001                                      10.23       .48        .59   1.07     (.47)      --   (.47)  10.83     10.56
 2000                                      11.24       .46       (.94)  (.48)    (.46)    (.07)  (.53)  10.23     (4.28)
 1999                                      11.39       .47       (.09)   .38     (.48)    (.05)  (.53)  11.24      3.33
Class R (2/97)
 2004(e)                                   11.33       .25       (.30)  (.05)    (.26)      --   (.26)  11.02      (.42)
 2003                                      10.90       .53        .47   1.00     (.55)    (.02)  (.57)  11.33      9.38
 2002                                      10.83       .56        .12    .68     (.56)    (.05)  (.61)  10.90      6.30
 2001                                      10.24       .56        .58   1.14     (.55)      --   (.55)  10.83     11.27
 2000                                      11.25       .54       (.94)  (.40)    (.54)    (.07)  (.61)  10.24     (3.53)
 1999                                      11.40       .56       (.10)   .46     (.56)    (.05)  (.61)  11.25      4.09
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                   Ratios/Supplemental Data
                                       --------------------------------------------------------------------------------
                                                  Before Credit/           After            After Credit/
                                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
ARIZONA                                        ------------------   ------------------   ------------------
                                                            Ratio                Ratio                Ratio
                                                           of Net               of Net               of Net
                                                          Invest-              Invest-              Invest-
                                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                                               Expenses    Income   Expenses    Income   Expenses    Income
                                        Ending       to        to         to        to         to        to
                                           Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                              Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,                                  (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2004(e)                               $72,718      .93%*    4.43%*      .93%*    4.43%*      .93%*    4.44%*         7%
 2003                                   75,255      .92      4.56        .92      4.56        .91      4.57          14
 2002                                   69,356      .92      4.85        .92      4.85        .91      4.86          16
 2001                                   70,642      .95      5.02        .95      5.02        .94      5.03          21
 2000                                   69,512     1.10      4.85       1.06      4.89       1.06      4.90          41
 1999                                   86,452      .93      4.57        .84      4.67        .84      4.67          16
Class B (2/97)
 2004(e)                                 6,350     1.68*     3.69*      1.68*     3.69*      1.68*     3.69*          7
 2003                                    6,745     1.67      3.81       1.67      3.81       1.66      3.82          14
 2002                                    5,962     1.67      4.10       1.67      4.10       1.66      4.11          16
 2001                                    4,447     1.70      4.27       1.70      4.27       1.69      4.28          21
 2000                                    3,680     1.85      4.11       1.82      4.14       1.81      4.15          41
 1999                                    4,180     1.69      3.84       1.58      3.95       1.58      3.95          16
Class C (2/94)
 2004(e)                                 8,750     1.48*     3.89*      1.48*     3.89*      1.48*     3.89*          7
 2003                                    9,289     1.47      4.01       1.47      4.01       1.46      4.02          14
 2002                                    7,454     1.46      4.30       1.46      4.30       1.46      4.31          16
 2001                                    5,809     1.50      4.47       1.50      4.47       1.49      4.48          21
 2000                                    5,290     1.65      4.31       1.61      4.34       1.60      4.35          41
 1999                                    6,426     1.48      4.03       1.39      4.12       1.39      4.12          16
Class R (2/97)
 2004(e)                                18,268      .73*     4.64*       .73*     4.64*       .73*     4.64*          7
 2003                                   19,351      .72      4.76        .72      4.76        .71      4.77          14
 2002                                   17,742      .72      5.05        .72      5.05        .71      5.06          16
 2001                                   19,388      .75      5.22        .75      5.22        .74      5.23          21
 2000                                   19,076      .91      5.06        .87      5.09        .87      5.10          41
 1999                                   21,534      .73      4.78        .64      4.87        .63      4.87          16
------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
29

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                    Investment Operations        Less Distributions
                                                 ---------------------------  -----------------------


COLORADO



                                                                  Net
                                                            Realized/
                                       Beginning       Net Unrealized             Net                  Ending
                                             Net   Invest-    Invest-         Invest-                     Net
                                           Asset      ment  ment Gain            ment  Capital          Asset     Total
Year Ended May 31,                         Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2004(e)                                  $10.52      $.23     $ (.27) $(.04)   $(.23)   $  --  $(.23) $10.25      (.33)%
 2003                                      10.15       .48        .38    .86     (.49)      --   (.49)  10.52      8.70
 2002                                      10.02       .52        .13    .65     (.52)      --   (.52)  10.15      6.53
 2001                                       9.50       .52        .51   1.03     (.51)      --   (.51)  10.02     11.00
 2000                                      10.68       .49      (1.14)  (.65)    (.50)    (.03)  (.53)   9.50     (6.18)
 1999                                      10.81       .50       (.10)   .40     (.50)    (.03)  (.53)  10.68      3.76
Class B (2/97)
 2004(e)                                   10.53       .19       (.27)  (.08)    (.20)      --   (.20)  10.25      (.78)
 2003                                      10.16       .40        .39    .79     (.42)      --   (.42)  10.53      7.93
 2002                                      10.03       .44        .13    .57     (.44)      --   (.44)  10.16      5.78
 2001                                       9.52       .45        .50    .95     (.44)      --   (.44)  10.03     10.07
 2000                                      10.70       .42      (1.15)  (.73)    (.42)    (.03)  (.45)   9.52     (6.88)
 1999                                      10.82       .42       (.08)   .34     (.43)    (.03)  (.46)  10.70      3.11
Class C (2/97)
 2004(e)                                   10.51       .20       (.28)  (.08)    (.20)      --   (.20)  10.23      (.69)
 2003                                      10.14       .42        .39    .81     (.44)      --   (.44)  10.51      8.14
 2002                                      10.01       .46        .13    .59     (.46)      --   (.46)  10.14      5.98
 2001                                       9.49       .47        .50    .97     (.45)      --   (.45)  10.01     10.41
 2000                                      10.67       .43      (1.14)  (.71)    (.44)    (.03)  (.47)   9.49     (6.73)
 1999                                      10.80       .44       (.10)   .34     (.44)    (.03)  (.47)  10.67      3.19
Class R (2/97)
 2004(e)                                   10.52       .24       (.28)  (.04)    (.24)      --   (.24)  10.24      (.31)
 2003                                      10.16       .50        .38    .88     (.52)      --   (.52)  10.52      8.84
 2002                                      10.01       .54        .15    .69     (.54)      --   (.54)  10.16      6.98
 2001                                       9.50       .54        .50   1.04     (.53)      --   (.53)  10.01     11.10
 2000                                      10.69       .51      (1.15)  (.64)    (.52)    (.03)  (.55)   9.50     (6.08)
 1999                                      10.81       .52       (.08)   .44     (.53)    (.03)  (.56)  10.69      4.08
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                   Ratios/Supplemental Data
                                       --------------------------------------------------------------------------------
                                                  Before Credit/           After            After Credit/
                                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
COLORADO                                       ------------------   ------------------   ------------------
                                                            Ratio                Ratio                Ratio
                                                           of Net               of Net               of Net
                                                          Invest-              Invest-              Invest-
                                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                                               Expenses    Income   Expenses    Income   Expenses    Income
                                        Ending       to        to         to        to         to        to
                                           Net  Average   Average    Average   Average    Average   Average   Portfolio
                                        Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                       (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2004(e)                               $30,798      .96%*    4.51%*      .96%*    4.51%*      .95%*    4.52%*        22%
 2003                                   32,732      .95      4.66        .95      4.66        .93      4.68          12
 2002                                   32,638      .96      5.05        .96      5.05        .94      5.06          28
 2001                                   32,306     1.00      5.28       1.00      5.28        .99      5.29          33
 2000                                   32,448     1.26      4.94       1.26      4.94       1.25      4.95          54
 1999                                   39,189     1.03      4.54        .96      4.61        .96      4.62          23
Class B (2/97)
 2004(e)                                 6,106     1.70*     3.77*      1.70*     3.77*      1.69*     3.78*         22
 2003                                    6,310     1.70      3.92       1.70      3.92       1.68      3.93          12
 2002                                    6,014     1.70      4.29       1.70      4.29       1.69      4.31          28
 2001                                    4,916     1.75      4.53       1.75      4.53       1.74      4.54          33
 2000                                    4,533     2.04      4.19       2.04      4.19       2.03      4.20          54
 1999                                    4,424     1.78      3.80       1.68      3.90       1.68      3.91          23
Class C (2/97)
 2004(e)                                 5,244     1.50*     3.96*      1.50*     3.96*      1.49*     3.97*         22
 2003                                    6,801     1.49      4.11       1.49      4.11       1.48      4.12          12
 2002                                    4,064     1.49      4.50       1.49      4.50       1.48      4.51          28
 2001                                    2,995     1.55      4.73       1.55      4.73       1.54      4.74          33
 2000                                    3,113     1.89      4.38       1.89      4.38       1.88      4.39          54
 1999                                    2,464     1.58      4.00       1.49      4.10       1.49      4.10          23
Class R (2/97)
 2004(e)                                   655      .76*     4.70*       .76*     4.70*       .75*     4.71*         22
 2003                                      799      .75      4.87        .75      4.87        .74      4.88          12
 2002                                      819      .75      5.25        .75      5.25        .74      5.26          28
 2001                                      746      .81      5.47        .81      5.47        .80      5.48          33
 2000                                    1,342     1.11      5.16       1.11      5.16       1.10      5.17          54
 1999                                      864      .83      4.74        .76      4.81        .75      4.82          23
------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
30

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                                    Investment Operations       Less Distributions
                                                 ---------------------------  ----------------------


NEW MEXICO


                                                                  Net
                                                            Realized/
                                                           Unrealized
                                       Beginning       Net    Invest-             Net                 Ending
                                             Net   Invest-       ment         Invest-                    Net
                                           Asset      ment       Gain            ment  Capital         Asset     Total
Year Ended May 31,                         Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2004(e)                                  $10.66      $.23      $(.27) $(.04)   $(.23)     $-- $(.23) $10.39      (.36)%
 2003                                      10.27       .47        .40    .87     (.48)      --  (.48)  10.66      8.65
 2002                                      10.23       .49        .04    .53     (.49)      --  (.49)  10.27      5.22
 2001                                       9.66       .50        .56   1.06     (.49)      --  (.49)  10.23     11.11
 2000                                      10.58       .47       (.90)  (.43)    (.49)      --  (.49)   9.66     (4.09)
 1999                                      10.67       .49       (.09)   .40     (.49)      --  (.49)  10.58      3.74
Class B (2/97)
 2004(e)                                   10.66       .19       (.27)  (.08)    (.19)      --  (.19)  10.39      (.73)
 2003                                      10.27       .39        .40    .79     (.40)      --  (.40)  10.66      7.84
 2002                                      10.23       .41        .04    .45     (.41)      --  (.41)  10.27      4.43
 2001                                       9.66       .42        .56    .98     (.41)      --  (.41)  10.23     10.26
 2000                                      10.57       .40       (.90)  (.50)    (.41)      --  (.41)   9.66     (4.75)
 1999                                      10.67       .41       (.10)   .31     (.41)      --  (.41)  10.57      2.89
Class C (2/97)
 2004(e)                                   10.67       .20       (.27)  (.07)    (.20)      --  (.20)  10.40      (.64)
 2003                                      10.27       .41        .41    .82     (.42)      --  (.42)  10.67      8.13
 2002                                      10.23       .43        .04    .47     (.43)      --  (.43)  10.27      4.61
 2001                                       9.65       .44        .57   1.01     (.43)      --  (.43)  10.23     10.61
 2000                                      10.58       .42       (.92)  (.50)    (.43)      --  (.43)   9.65     (4.71)
 1999                                      10.67       .43       (.09)   .34     (.43)      --  (.43)  10.58      3.22
Class R (2/97)
 2004(e)                                   10.70       .24       (.27)  (.03)    (.24)      --  (.24)  10.43      (.27)
 2003                                      10.30       .49        .41    .90     (.50)      --  (.50)  10.70      8.91
 2002                                      10.26       .51        .03    .54     (.50)      --  (.50)  10.30      5.39
 2001                                       9.68       .52        .56   1.08     (.50)      --  (.50)  10.26     11.39
 2000                                      10.60       .49       (.90)  (.41)    (.51)      --  (.51)   9.68     (3.89)
 1999                                      10.70       .51       (.10)   .41     (.51)      --  (.51)  10.60      3.86
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                   Ratios/Supplemental Data
                                       --------------------------------------------------------------------------------
                                                  Before Credit/           After            After Credit/
                                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
NEW MEXICO                                     ------------------   ------------------   ------------------
                                                            Ratio                Ratio                Ratio
                                                           of Net               of Net               of Net
                                                          Invest-              Invest-              Invest-
                                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                                               Expenses    Income   Expenses    Income   Expenses    Income
                                        Ending       to        to         to        to         to        to
                                           Net  Average   Average    Average   Average    Average   Average   Portfolio
                                        Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                       (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
------------------------------------------------------------------------------------------------------------------------
Class A (9/92)
 2004(e)                               $44,542      .93%*    4.37%*      .93%*    4.37%*      .92%*    4.38%*         6%
 2003                                   47,478      .93      4.48        .93      4.48        .92      4.49           8
 2002                                   45,882      .95      4.76        .95      4.76        .94      4.77          22
 2001                                   46,358      .99      4.92        .99      4.92        .97      4.93          10
 2000                                   45,795     1.19      4.73       1.19      4.73       1.19      4.74          24
 1999                                   56,315      .97      4.52        .91      4.58        .90      4.58          14
Class B (2/97)
 2004(e)                                 5,259     1.67*     3.62*      1.67*     3.62*      1.67*     3.63*          6
 2003                                    5,919     1.68      3.73       1.68      3.73       1.66      3.74           8
 2002                                    4,485     1.70      4.01       1.70      4.01       1.69      4.02          22
 2001                                    3,393     1.73      4.17       1.73      4.17       1.72      4.18          10
 2000                                    2,717     1.97      3.98       1.97      3.98       1.96      3.98          24
 1999                                    2,721     1.72      3.77       1.67      3.82       1.67      3.83          14
Class C (2/97)
 2004(e)                                 5,079     1.48*     3.83*      1.48*     3.83*      1.47*     3.83*          6
 2003                                    4,615     1.47      3.93       1.47      3.93       1.46      3.95           8
 2002                                    3,295     1.50      4.20       1.50      4.20       1.48      4.21          22
 2001                                    2,396     1.54      4.37       1.54      4.37       1.52      4.38          10
 2000                                    2,321     1.76      4.18       1.76      4.18       1.75      4.18          24
 1999                                    2,393     1.52      3.97       1.47      4.03       1.46      4.03          14
Class R (2/97)
 2004(e)                                   786      .73*     4.57*       .73*     4.57*       .72*     4.58*          6
 2003                                      726      .73      4.68        .73      4.68        .71      4.69           8
 2002                                      547      .75      4.96        .75      4.96        .74      4.97          22
 2001                                      520      .79      5.12        .79      5.12        .77      5.13          10
 2000                                      434     1.01      4.91       1.01      4.91       1.00      4.91          24
 1999                                      479      .77      4.72        .71      4.78        .70      4.78          14
------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
31

                                     Notes

----
32

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
33

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MS2-1103D

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Fund
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Florida Municipal Bond Fund



[LOGO] Nuveen Investments

  FASTER INFORMATION

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         NUVEEN INVESTMENTS FUND REPORT

            ELECTRONICALLY


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Click on the link and you will be taken directly to the report. Your Fund
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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Dan Solender examines economic and market conditions, key investment strategies, and the performance of Nuveen Florida Municipal Bond Fund. Dan, who has 16 years of investment management experience, assumed primary management responsibility for the Fund in 2003.

--------------------------------------------------------------------------------

What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended November 30, 2003?

When the period began, inflation remained under control while the economy continued to turn in sluggish growth. In June, the Federal Reserve Board cut its target interest rate yet again, this time to one percent, the lowest level for the Fed Funds rate in 45 years. Beginning in late October, however, it became clear that the economy turned a corner, at least temporarily, during the third quarter of 2003. In July, August, and September, the gross domestic product (GDP) grew at an 8.2% annual rate. This was more than double the GDP's second-quarter performance, and the strongest growth achieved since 1984. Along with a major tax cut that put spending money in consumers' pockets, the continued low interest rate environment contributed to the economy's rapid expansion and the steady upward movement of the stock market.

Although recent signs pointed to a mending economy, states and municipalities around the country continued to face budget deficits and other financial challenges. To meet these challenges, they issued a record amount of debt. For the first 11 months of 2003, municipal bond issuance nationwide surpassed $347 billion, a five percent increase over the same period in the prior year.

Much of that new supply came to market in early 2003, when long-term municipal interest rates were at their lowest. Issuance slowed as bond yields began rising in mid-summer. However, with yields still low by historical standards, a steady stream of new debt continued to come to market, satisfying the healthy appetite for municipal securities. Florida's municipal supply rose 16% in the first 11 months of 2003 compared to the same period the prior year, exceeding the national increase during the period.

Florida's economy continued to record strong growth, thanks in part to contributions from the tourism, finance, and business-services industries. Unlike in most other states, Florida's revenue base, financed primarily by sales taxes, continued to remain relatively stable throughout the economic downturn. Florida managed to balance its most recent budget through the use of more than $700 million in one-time revenues. At period end, the state's debt level was higher than average but manageable, thanks to solid economic growth, good fiscal management, and high liquidity. On November 30, the state's general obligation debt had credit ratings of Aa2 and AA+ from Moody's and Standard & Poor's, respectively.

How did the Fund perform during the 12 months ended November 30, 2003?

The chart on the next page provides performance information for Nuveen Florida Municipal Bond Fund (Class A shares at net asset value) for the 12 months ended November 30, 2003. The chart also compares the Fund's performance to that of its peers (as measured by the Lipper Florida Municipal Debt Funds category average) and to the national municipal bond market (as measured by the Lehman Brothers Municipal Bond Index).

The Fund's total return slightly outperformed its Lipper peer category average during the past 12 months but underperformed the Lehman Index during that time frame. This underperformance can be attributed in part to the effect of management fees and other expenses on the Fund, as the Lehman Index is unmanaged and expense-free. Duration, an investment's sensitivity to changes in interest rates,

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                          Semiannual Report l Page 2

Class A Shares -
One-Year Total Returns as of 11/30/03
--------------------------------------------------------------------------------

                 Nuveen Florida Municipal Bond Fund/1/    5.75%
                 Lipper Florida Municipal Debt Funds
                   category average/2/                    5.72%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

also played a role. During the past year, long-term municipal interest rates were extremely volatile despite ending the year very close to where they began. In a period when interest rates are declining, an investment with a relatively high duration generally will, under ordinary circumstances, outperform an investment with a relatively low duration. As of the end of the reporting period, the Lehman Index had a duration of 8.10, compared to 6.32 for the Fund. The Fund's total return performance also was influenced by its overweighting of BBB-rated and non-rated bonds. Some of these holdings did not perform as we expected during the period. This was especially true of bonds in the housing sector, one of the market's biggest recent laggards.

The Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2003, the Nuveen Florida Municipal Bond Fund had negative UNII.

What strategies were used to manage the Fund during the six-months ended November 30, 2003 and how did these strategies influence performance over this period?

We continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen Investments fixed-income fund. We identified the long-intermediate part of the yield curve, bonds maturing in approximately 15 to 25 years, as a source of potential value. Thus, when making new purchases for the Fund, we tended to favor tax-free securities in this maturity range. That said, we tended to limit our trading activity during the past six months. With interest rates continuing to be historically low, we believed that our shareholders were best served by maintaining many of the Fund's existing holdings.


--------------------------------------------------------------------------------
1Performance figures are for Class A shares at net asset value as of November
 30, 2003. Current performance may be more or less than the performance shown. 2The Lipper peer category average shown represents the average annualized total return for the year ended November 30, 2003. As of that date, the Lipper Florida Municipal Debt Funds category had 62 funds. All returns assume reinvestment of dividends and do not reflect any sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


                          Semiannual Report l Page 3

  Fund Spotlight as of 11/30/03               Nuveen Florida Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.20   $10.19   $10.19   $10.19
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0405  $0.0340  $0.0360  $0.0420
         --------------------------------------------------------------
         Inception Date             06/15/90  2/03/97  9/14/95  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.75%   1.27%
                  ----------------------------------------------
                  5-Year                          3.89%   3.00%
                  ----------------------------------------------
                  10-Year                         4.75%   4.30%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          4.85%   0.85%
                  ----------------------------------------------
                  5-Year                          3.07%   2.91%
                  ----------------------------------------------
                  10-Year                         4.18%   4.18%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.09%
                  ----------------------------------------------
                  5-Year                          3.32%
                  ----------------------------------------------
                  10-Year                         4.18%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.87%
                  ----------------------------------------------
                  5-Year                          4.08%
                  ----------------------------------------------
                  10-Year                         4.89%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.76%   4.56%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.11%   3.94%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.71%   5.47%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.00%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.55%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.93%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.24%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.75%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.21%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.95%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.49%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     6.24%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              4.17%        -0.18%
                            ----------------------------------------------
                            5-Year              4.02%         3.13%
                            ----------------------------------------------
                            10-Year             4.62%         4.17%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.38%        -0.58%
                            ----------------------------------------------
                            5-Year              3.20%         3.04%
                            ----------------------------------------------
                            10-Year             4.06%         4.06%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.63%
                            ----------------------------------------------
                            5-Year              3.43%
                            ----------------------------------------------
                            10-Year             4.05%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.40%
                            ----------------------------------------------
                            5-Year              4.22%
                            ----------------------------------------------
                            10-Year             4.76%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed  48%
AA                   11%
A                    12%
BBB                  11%
NR                   18%

                  Top Five Sectors/5/
                  Healthcare                              19%
                  -------------------------------------------
                  Housing/Multifamily                     19%
                  -------------------------------------------
                  U.S. Guaranteed                         10%
                  -------------------------------------------
                  Transportation                          10%
                  -------------------------------------------
                  Tax Obligation/Limited                  10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $349,353
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.71
                  -------------------------------------------
                  Average Duration                       6.32
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 28%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 4

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.

        ----------------------------------------------------------------
                                                                  Nuveen
                                                                 Florida
                                                               Municipal
                                                                    Bond
        Approval of the Board Members was reached as follows:       Fund
        ----------------------------------------------------------------
                        William E. Bennett
                          For                                 22,355,532
                          Withhold                               594,157
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Robert P. Bremner
                          For                                 22,356,131
                          Withhold                               593,558
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Lawrence H. Brown
                          For                                 22,388,774
                          Withhold                               560,915
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Jack B. Evans
                          For                                 22,366,105
                          Withhold                               583,584
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Anne E. Impellizzeri
                          For                                 22,371,083
                          Withhold                               578,606
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        William L. Kissick
                          For                                 22,353,190
                          Withhold                               596,499
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Thomas E. Leafstrand
                          For                                 22,345,260
                          Withhold                               604,429
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        Peter R. Sawers
                          For                                 22,380,381
                          Withhold                               569,308
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------
                        William J. Schneider
                          For                                 22,386,161
                          Withhold                               563,528
        ----------------------------------------------------------------
                        Total                                 22,949,689
        ----------------------------------------------------------------

----
5

Shareholder
               Meeting Report (continued)

-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Nuveen
                                                                                                                  Florida
                                                                                                                Municipal
                                                                                                                     Bond
Approval of the Board Members was reached as follows:                                                                Fund
-------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
  For                                                                                                          22,383,191
  Withhold                                                                                                        566,498
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale
  For                                                                                                          22,350,076
  Withhold                                                                                                        599,613
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington
  For                                                                                                          22,336,697
  Withhold                                                                                                        612,992
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to lending*
  For                                                                                                          15,763,831
  Against                                                                                                       1,227,808
  Abstain                                                                                                       1,168,939
  Broker Non-Vote                                                                                               4,789,111
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to borrowing*
  For                                                                                                          15,713,103
  Against                                                                                                       1,305,388
  Abstain                                                                                                       1,142,087
  Broker Non-Vote                                                                                               4,789,111
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------
To approve a change to a fundamental investment restriction with respect to investing in municipal securities*
  For                                                                                                          15,611,904
  Against                                                                                                       1,366,167
  Abstain                                                                                                       1,182,507
  Broker Non-Vote                                                                                               4,789,111
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                          22,949,689
-------------------------------------------------------------------------------------------------------------------------

* At the shareholder meetings on July 28, 2003, sufficient votes were received on all three proposals and all three proposals passed for each of the Funds.

----
6

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
November 30, 2003


   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%
    $  1,500 Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00       BBB $ 1,385,175
              Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.500%, 5/15/39
-----------------------------------------------------------------------------------------------------
             Healthcare - 18.7%
       3,550 Highlands County Health Facilities Authority,      11/11 at 101.00         A   3,738,966
              Florida, Hospital Revenue Bonds, Adventist
              Health System/Sunbelt Obligated Group, Series
              2001A, 6.000%, 11/15/31

       1,000 Highlands County Health Facilities Authority,      11/12 at 100.00         A   1,001,750
              Florida, Hospital Revenue Bonds, Adventist
              Health System/Sunbelt Obligated Group, Series
              2002B, 5.250%, 11/15/23

             Hillsborough County Industrial Development
             Authority, Florida, Hospital Revenue Bonds, Tampa
             General Hospital, Series 2003B:
       1,000  5.250%, 10/01/28                                  10/13 at 100.00      Baa1     976,200
       2,580  5.250%, 10/01/34                                  10/13 at 100.00      Baa1   2,496,795

       8,500 Jacksonville Economic Development Commission,      11/11 at 101.00        AA   8,848,670
              Florida, Healthcare Facilities Revenue Bonds,
              Mayo Clinic, Series 2001A, 5.500%, 11/15/36

       1,750 Lakeland, Florida, Hospital Revenue Refunding      11/06 at 102.00       AAA   1,811,863
              Bonds, Lakeland Regional Medical Center Project,
              Series 1996A, 5.250%, 11/15/25 - MBIA Insured

       5,000 North Broward Hospital District, Florida,           1/11 at 101.00        A-   5,243,550
              Improvement Revenue Bonds, Series 2001, 6.000%,
              1/15/31

             Orange County Health Facility Authority, Florida,
             Hospital Revenue Bonds, Adventist Health
             System/Sunbelt Obligated Group, Series 2002:
       3,250  6.250%, 11/15/24                                  11/12 at 100.00         A   3,495,570
       3,500  5.625%, 11/15/32                                  11/12 at 101.00         A   3,595,060

      10,645 Orange County Health Facilities Authority,         11/05 at 102.00       AAA  11,276,994
              Florida, Hospital Revenue Bonds, Adventist
              Health System/ Sunbelt Obligated Group, Series
              1995, 5.250%, 11/15/20 - AMBAC Insured

       5,000 Palm Beach County Health Facilities Authority,     12/11 at 101.00         A   5,106,200
              Florida, Hospital Revenue Refunding Bonds, BRCH
              Corporation Obligated Group, Series 2001,
              5.625%, 12/01/31

             Pinellas County Health Facilities Authority,
             Florida, Revenue Bonds, Baycare Health System,
             Series 2003:
       7,000  5.750%, 11/15/27                                   5/13 at 100.00        A1   7,255,640
       3,000  5.500%, 11/15/33                                   5/13 at 100.00        A1   3,043,020

       5,000 South Broward Hospital District, Florida,           5/12 at 101.00       Aa3   5,222,800
              Hospital Revenue Bonds, Series 2002, 5.625%,
              5/01/32

       2,040 City of Tallahassee, Florida, Health Facilities    12/10 at 100.00      Baa2   1,966,336
              Revenue Bonds, Tallahassee Memorial HealthCare,
              Inc. Project, Series 2000, 6.375%, 12/01/30
-----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 18.4%

         600 Broward County Housing Finance Authority,           2/05 at 102.00       AAA     624,060
              Florida, Multifamily Housing Revenue Refunding
              Bonds, Lakeside Apartments Project, Series 1995,
              7.000%, 2/01/25

         250 Broward County Housing Finance Authority,           8/06 at 102.00       AAA     265,807
              Florida, Multifamily Housing Revenue Refunding
              Bonds, Boardwalk Apartments Project, Series
              1996, 6.200%, 8/01/16

      11,030 Broward County Housing Finance Authority,           7/09 at 102.00       N/R  11,048,310
              Florida, Multifamily Housing Revenue Bonds, Pier
              Club Apartments Project, Series 1999, 7.000%,
              7/01/34

       2,700 Duval County Housing Finance Authority, Florida,    4/05 at 102.00       BBB   2,802,276
              Multifamily Housing Revenue Refunding Bonds,
              Greentree Place Project, Series 1995, 6.750%,
              4/01/25 (Mandatory put 4/01/15)

         535 Florida Housing Finance Agency, General Mortgage   12/03 at 102.00       AAA     546,289
              Revenue Refunding Bonds, Series 1992A,
              6.400%, 6/01/24

             Florida Housing Finance Agency, Housing Revenue
             Bonds, Antigua Club Apartments Project, Series
             1995-A1:
       1,000  6.750%, 8/01/14 (Alternative Minimum               2/05 at 102.00       AAA   1,040,980
              Tax) - AMBAC Insured
       5,000  6.875%, 8/01/26 (Alternative Minimum               2/05 at 102.00       AAA   5,183,250
              Tax) - AMBAC Insured

       1,115 Florida Housing Finance Agency, Housing Revenue     2/05 at 102.00       AAA   1,155,865
              Bonds, Brittany of Rosemont Apartment Project,
              Series 1995-C1, 6.875%, 8/01/26 (Alternative
              Minimum Tax) - AMBAC Insured

             Florida Housing Finance Agency, Housing Revenue
              Bonds, Vineyards Project, Series 1995H:
       1,260  6.400%, 11/01/15                                  11/05 at 102.00       BBB   1,306,217
       1,660  6.500%, 11/01/25                                  11/05 at 102.00       BBB   1,714,846

----
7

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $  3,500 Florida Housing Finance Agency, Housing Revenue    10/06 at 102.00       AAA $ 3,680,040
              Bonds, Villas of Capri Project, Series 1996H,
              6.100%, 4/01/17 (Alternative Minimum Tax)

       1,000 Florida Housing Finance Agency, Housing Revenue     9/06 at 102.00       AAA   1,044,900
              Bonds, Leigh Meadows Apartments Project,
              Series 1996N, 6.300%, 9/01/36 (Alternative
              Minimum Tax) - AMBAC Insured

       1,000 Florida Housing Finance Agency, Housing Revenue     9/06 at 102.00       AAA   1,044,900
              Bonds, Stoddert Arms Apartments Project,
              Series 1996O, 6.300%, 9/01/36 (Alternative
              Minimum Tax) - AMBAC Insured

       1,400 Florida Housing Finance Agency, GNMA               12/03 at 100.00       AAA   1,403,584
              Collateralized Multifamily Housing Revenue
              Bonds, Driftwood Terrace Apartments Project,
              Series 1989I, 7.650%, 12/20/31 (Alternative
              Minimum Tax)

      10,000 Florida Housing Finance Agency, Housing Revenue     7/08 at 102.00       N/R   8,945,900
              Bonds, Whistlers Cove Apartment Project,
              Series 1998-T1, 6.500%, 1/01/39 (Alternative
              Minimum Tax)

      10,000 Florida Housing Finance Corporation, Revenue        2/16 at 100.00       N/R   8,795,200
              Bonds, Pembroke Apartments, Series 2001B,
              7.750%, 2/01/41

         750 Housing Finance Authority of Palm Beach County,     6/08 at 102.00       N/R     762,165
              Florida, Multifamily Housing Revenue Bonds,
              Windsor Park Apartments Project, Florida
              Affordable Housing Guarantee Program, Series
              1998, 5.900%, 6/01/38 (Alternative Minimum Tax)

      13,005 Housing Finance Authority of Palm Beach County,     7/10 at 102.00       N/R  12,840,747
              Florida, Multifamily Housing Revenue Bonds,
              Saddlebrook Apartments Project, Series 2000A,
              7.450%, 7/01/40 (Alternative Minimum Tax)
              (Mandatory put 7/01/30)
-----------------------------------------------------------------------------------------------------
             Housing/Single Family - 1.7%

       1,035 Clay County Housing Finance Authority, Florida,     3/05 at 102.00       Aaa   1,059,726
              Multi County Single Family Mortgage Revenue
              Bonds, Series 1995, 6.550%, 3/01/28 (Alternative
              Minimum Tax)

         835 Dade County Housing Finance Authority, Florida,     4/05 at 102.00       AAA     866,279
              Single Family Mortgage Revenue Bonds, Series
              1995, 6.700%, 4/01/28 (Alternative Minimum Tax)

         195 Duval County Housing Finance Authority, Florida,   10/04 at 102.00       Aaa     201,283
              Single Family Mortgage Revenue Bonds, GNMA
              Mortgage-Backed Securities Program, Series 1994,
              6.550%, 10/01/15 (Alternative Minimum Tax)

         420 Florida Housing Finance Agency, Single Family       7/04 at 102.00       AAA     432,768
              Mortgage Revenue Refunding Bonds, Series 1994A,
              6.250%, 7/01/11

             Florida Housing Finance Agency, Single Family
              Mortgage Revenue Refunding Bonds, Series 1995A:
         265  6.550%, 7/01/14 (Alternative Minimum Tax)          1/05 at 102.00       AAA     272,916
         270  6.650%, 1/01/24 (Alternative Minimum Tax)          1/05 at 102.00       AAA     279,431

         465 Leon County Housing Finance Authority, Florida,       No Opt. Call       AAA     490,840
              Single Family Mortgage Revenue Bonds, Multi
              County Program, Series 1995B, 7.300%, 1/01/28
              (Alternative Minimum Tax)

         190 Manatee County Housing Finance Authority,          11/05 at 102.00       Aaa     198,510
              Florida, Single Family Mortgage Revenue Bonds,
              Series 1994 - Subseries 3, 7.600%, 11/01/26
              (Alternative Minimum Tax)

       5,330 Orange County Housing Finance Authority, Florida,    9/08 at 27.73       Aaa   1,113,171
              Homeowner Revenue Bonds, Series 1999A-2, 0.000%,
              3/01/31

       1,140 Orange County Housing Finance Authority, Florida,   3/11 at 101.00       Aaa   1,181,587
              Homeowner Revenue Bonds, Series 2002A,
              5.550%, 9/01/33 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------
             Long-Term Care - 6.1%

      10,000 Atlantic Beach, Florida, Health Care Facilities    10/09 at 101.00         A  10,464,200
              Revenue Refunding Bonds, Fleet Landing Project,
              Series 1999, 6.000%, 10/01/29 - ACA Insured

             Jacksonville Health Facilities Authority,
             Florida, Industrial Development Revenue Bonds,
             National Benevolent Association, Cypress Village
             Project, Series 1996A:
         690  6.125%, 12/01/16                                  12/06 at 102.00      Caa1     424,005
       1,000  6.250%, 12/01/26                                  12/06 at 102.00      Caa1     614,500

       8,000 Palm Beach County Health Facilities Authority,     11/06 at 102.00      BBB+   8,075,520
              Florida, Retirement Community Revenue Bonds,
              Adult Communities Total Services, Inc. Obligated
              Group, Series 1996, 5.625%, 11/15/20

----
8

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

             Sarasota County Health Facilities Authority,
             Florida, Health Facilities Revenue Bonds,
             Sunnyside Properties Project, Series 1995:
    $    600  5.500%, 5/15/04                                      No Opt. Call       N/R $   604,608
         170  5.500%, 5/15/05                                      No Opt. Call       N/R     173,006
       1,000  6.000%, 5/15/10                                    5/06 at 102.00       N/R     977,310
-----------------------------------------------------------------------------------------------------
             Materials - 6.4%

       5,500 Escambia County, Florida, Pollution Control         8/04 at 102.00       BBB   5,733,585
              Revenue Bonds, Champion International
              Corporation Project, Series 1994, 6.900%,
              8/01/22 (Alternative Minimum Tax)

       4,350 Escambia County, Florida, Pollution Control         9/06 at 102.00      Baa2   4,547,316
              Revenue Bonds, Champion International
              Corporation Project, Series 1996, 6.400%,
              9/01/30 (Alternative Minimum Tax)

      10,000 Hillsborough County Industrial Development          4/10 at 101.00       N/R  10,664,700
              Authority, Florida, Exempt Facilities Revenue
              Bonds, National Gypsum Company Apollo Beach
              Project, Series 2000B, 7.125%, 4/01/30
              (Alternative Minimum Tax)

       1,500 Nassau County, Florida, Pollution Control Revenue   1/04 at 102.00      BBB-   1,485,255
              Refunding Bonds, ITT Rayonier Inc. Project,
              Series 1993, 6.200%, 7/01/15
-----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.2%

             Florida Department of Transportation, Full Faith
             and Credit Right-of-Way Acquisition and Bridge
             Construction Bonds, Series 2002:
       5,465  5.250%, 7/01/20                                    7/12 at 101.00       AA+   5,919,469
       5,180  5.000%, 7/01/31 - FGIC Insured                     7/12 at 101.00       AAA   5,292,613

       2,165 Florida State Board of Education, Full Faith and      No Opt. Call       AA+   3,028,618
              Credit Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

       6,640 Florida State Board of Education, Full Faith and    6/12 at 101.00       AAA   6,965,227
              Credit Public Education Capital Outlay Bonds,
              Series 2002B, 5.000%, 6/01/21 - MBIA Insured

             Palm Beach County, Florida, General Obligation
             Bonds, Recreational and Cultural Facilities
             Program, Series 1999A:
       1,560  5.750%, 8/01/18                                    8/09 at 100.00       AAA   1,783,127
       1,970  5.750%, 8/01/19                                    8/09 at 100.00       AAA   2,223,263
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 9.5%

         850 Miami-Dade County, Florida, Beacon Tradeport        5/12 at 102.00        AA     906,381
              Community Development District, Special
              Assessment Bonds, Commercial Project, Series
              2002A, 5.625%, 5/01/32 - RAAI Insured

       5,000 Hernando County, Florida, Criminal Justice            No Opt. Call       AAA   6,759,200
              Complex Financing Program, Series 1986, 7.650%,
              7/01/16 - FGIC Insured

       3,000 Hillsborough County School District, Florida,      10/11 at 100.00       AAA   3,285,510
              Sales Tax Revenue Bonds, Series 2002, 5.375%,
              10/01/20 - AMBAC Insured

       3,000 Jacksonville, Florida, Excise Taxes Revenue        10/13 at 100.00       AAA   3,280,740
              Refunding Bonds, Series 2003C, 5.250%, 10/01/17
              (Alternative Minimum Tax) - MBIA Insured

       4,120 Jacksonville, Florida, Better Jacksonville Sales   10/13 at 100.00       AAA   4,470,736
              Tax Revenue Bonds, Series 2003, 5.250%,
              10/01/20 -  MBIA Insured

       1,000 Miami Beach Redevelopment Agency, Florida, Tax     12/04 at 102.00      Baa1   1,024,520
              Increment Revenue Bonds, City Center/Historic
              Convention Village, Series 1993, 5.875%,
              12/01/22 (Alternative Minimum Tax)

       3,760 Miami-Dade County, Florida, Industrial             10/10 at 102.00       AAA   3,982,103
              Development Revenue Bonds, BAC Funding
              Corporation Project, Series 2000A, 5.375%,
              10/01/30 - AMBAC Insured

       1,750 Northern Palm Beach County, Florida, Improvement    8/09 at 101.00       N/R   1,775,253
              District, Water Control and Development Bonds,
              Unit of Development No. 9B, Series 1999, 6.000%,
              8/01/29

       5,550 Okaloosa County, Florida, Fourth Cent Tourist      10/10 at 101.00       AAA   6,263,341
              Development Tax Revenue Bonds, Series 2000,
              5.625%, 10/01/30 - AMBAC Insured

       1,245 Osceola County Industrial Development Authority,    8/11 at 101.00       AAA   1,269,937
              Florida, Industrial Development Revenue Bonds,
              P.M. Wells Charter School Project, Series 2001A,
              5.000%, 8/01/26 - MBIA Insured

----
9

Portfolio of Investments (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Transportation - 10.0%

    $  6,000 Broward County, Florida, Airport System Revenue    10/11 at 101.00       AAA $ 6,172,680
              Bonds, Series 2001-J1, 5.250%, 10/01/26
              (Alternative Minimum Tax) - AMBAC Insured

       4,000 Greater Orlando Aviation Authority, Florida,       10/12 at 100.00       AAA   4,125,680
              Airport Facilities Revenue Bonds, Series
              2002B, 5.125%, 10/01/21 (Alternative Minimum
              Tax) - FSA Insured

       1,000 Hillsborough County Aviation Authority, Florida,   10/06 at 102.00       AAA   1,103,910
              Tampa International Airport Revenue Bonds,
              Series 1996B, 5.875%, 10/01/23 - FGIC Insured

       3,370 Hillsborough County Aviation Authority, Florida,   10/13 at 100.00       AAA   3,581,400
              Tampa International Airport Revenue Bonds,
              Series 2003B, 5.250%, 10/01/18 (Alternative
              Minimum Tax) - MBIA Insured

      10,065 Lee County, Florida, Airport Revenue Bonds,        10/10 at 101.00       AAA  10,939,347
              Series 2000A, 5.750%, 10/01/22 (Alternative
              Minimum Tax) - FSA Insured

       4,000 Miami-Dade County, Florida, Aviation Revenue       10/12 at 100.00       AAA   4,381,000
              Bonds, Miami International Airport, Series 2002,
              5.750%, 10/01/20 (Alternative Minimum
              Tax) - FGIC Insured

             Sanford Airport Authority, Florida, Industrial
             Development Revenue Bonds, Central Florida
             Terminals Inc. Project, Series 1995A:
       3,000  7.500%, 5/01/15 (Alternative Minimum Tax)          5/06 at 102.00       N/R   2,285,340
       3,270  7.750%, 5/01/21 (Alternative Minimum Tax)          5/06 at 102.00       N/R   2,435,888
-----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 10.2%

         255 Dade County, Florida, Special Obligation Bonds,     4/04 at 102.00     A3***     264,608
              Courthouse Center Project, Series 1994, 6.300%,
              4/01/14 (Pre-refunded to 4/01/04)

       2,220 Dade County Health Facilities Authority, Florida,     No Opt. Call       AAA   2,559,327
              Hospital Revenue Bonds, Baptist Hospital of
              Miami Project, Series 1991A, 5.750%,
              5/01/21 - MBIA Insured

       2,000 Florida Housing Finance Agency, Multifamily         8/06 at 102.00       AAA   2,273,400
              Housing Revenue Refunding Bonds, Players Club
              Apartment Project, Series 1991C, 6.200%, 8/01/16
              (Pre-refunded to 8/01/06)

             Florida, Full Faith and Credit General Obligation
             Bonds, Broward County Expressway Authority,
             Series 1984:
       4,000  9.875%, 7/01/09                                      No Opt. Call       AAA   5,174,000
       1,000  10.000%, 7/01/14                                     No Opt. Call       AAA   1,468,150

         335 Florida State Board of Education, Full Faith and   12/03 at 100.00       AAA     465,248
              Credit Public Education Capital Outlay Bonds,
              Series 1985, 9.125%, 6/01/14

       1,500 Florida State Department of Corrections,            8/04 at 102.00     AA***   1,579,290
              Certificates of Participation, Gadsden County
              Facility, Series 1994, 6.000%, 3/01/14
              (Pre-refunded to 8/01/04)

       7,000 Lakeland, Florida, Energy System Revenue Bonds,    10/10 at 100.00       AAA   8,112,370
              Series 2000B, 5.500%, 10/01/40 (Pre-refunded to
              10/01/10) - MBIA Insured

         145 Orange County, Florida, Sales Tax Revenue Bonds,    1/04 at 100.00       AAA     173,218
              Series 1989, 6.125%, 1/01/19 - FGIC Insured

       1,000 Orlando Utilities Commission, Florida, Water and      No Opt. Call    Aa1***   1,249,440
              Electric Subordinated Revenue Bonds, Series
              1989D, 6.750%, 10/01/17

       4,000 Palm Beach County, Florida, Industrial             12/06 at 102.00      A***   4,647,760
              Development Revenue Bonds, Lourdes-Noreen McKeen
              Residence for Geriatric Care, Inc. Project,
              Series 1996, 6.625%, 12/01/26 (Pre-refunded to
              12/01/06)

       5,000 Sunrise Lakes Phase 4 Recreation District,          8/05 at 102.00    N/R***   5,530,450
              Florida, General Obligation and Revenue Bonds,
              Series 1995A, 6.750%, 8/01/24 (Pre-refunded to
              8/01/05)

       2,000 City of Tampa, Florida, Allegany Health System     12/04 at 102.00       AAA   2,146,820
              Revenue Bonds, St. Joseph's Hospital, Inc.
              Issue, Series 1994, 6.500%, 12/01/23
              (Pre-refunded to 12/01/04) - MBIA Insured
-----------------------------------------------------------------------------------------------------
             Utilities - 6.8%

       4,350 Hillsborough County Industrial Development         10/12 at 100.00      Baa1   4,363,833
              Authority, Florida, Pollution Control Revenue
              Bonds, Tampa Electric Company Project, Series
              2002, 5.100%, 10/01/13

      10,020 JEA St. John's River Power Park System, Florida,   10/11 at 100.00        AA  10,533,224
              Revenue Refunding Bonds, Series 2002-17 Issue 2,
              5.000%, 10/01/18

       4,135 Orlando Utilities Commission, Florida, Water and   10/12 at 100.00       Aa1   4,224,854
              Electric Revenue Refunding Bonds, Series 2002C,
              5.000%, 10/01/27

----
10

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Utilities (continued)

    $  8,000 Palm Beach County Solid Waste Authority, Florida,     No Opt. Call       AAA $  4,797,600
              Revenue Bonds, Series 2002B, 0.000%, 10/01/15 -
               AMBAC Insured
------------------------------------------------------------------------------------------------------
             Water and Sewer - 3.2%

         705 Callaway/Bay County, Florida, Wastewater System     9/06 at 102.00       AAA      784,108
              Revenue Bonds, Series 1996A, 6.000%, 9/01/26 -
               FGIC Insured

             Manatee County, Florida, Public Utilities Revenue
              Refunding and Improvement Bonds, Series 1991C:
       1,850  0.000%, 10/01/08 - MBIA Insured                      No Opt. Call       AAA    1,632,107
       2,800  0.000%, 10/01/09 - MBIA Insured                      No Opt. Call       AAA    2,357,294

       1,500 Marco Island, Florida, Water Utility System        10/13 at 100.00       AAA    1,532,070
              Revenue Bonds, Series 2003, 5.000%,
              10/01/33 - MBIA Insured

       4,600 Port St. Lucie, Florida, Utility System Revenue     9/11 at 100.00       AAA    4,730,040
              Bonds, Series 2001, 5.125%, 9/01/31 - MBIA
              Insured
------------------------------------------------------------------------------------------------------
    $338,450 Total Long-Term Investments (cost                                             344,384,935
              $329,290,270) - 98.6%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.4%                                            4,968,460
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $349,353,395
             ----------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
11

Statement of Assets and Liabilities (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
November 30, 2003

--------------------------------------------------------------------------------
Assets
Investments, at market value (cost $329,290,270)                   $344,384,935
Cash                                                                  1,640,054
Receivables:
 Interest                                                             4,952,706
 Investments sold                                                       426,977
 Shares sold                                                            175,552
Other assets                                                             19,157
--------------------------------------------------------------------------------
   Total assets                                                     351,599,381
--------------------------------------------------------------------------------
Liabilities
Payable for shares redeemed                                             556,554
Accrued expenses:
 Management fees                                                        153,811
 12b-1 distribution and service fees                                     80,682
 Other                                                                   89,611
Dividends payable                                                     1,365,328
--------------------------------------------------------------------------------
   Total liabilities                                                  2,245,986
--------------------------------------------------------------------------------
Net assets                                                        $ 349,353,395
--------------------------------------------------------------------------------
Class A Shares
Net assets                                                        $ 221,096,103
Shares outstanding                                                   21,680,172
Net asset value per share                                         $       10.20
Offering price per share (net asset value per share plus maximum
 sales charge of 4.20% of offering price)                         $       10.65
--------------------------------------------------------------------------------
Class B Shares
Net assets                                                        $  32,030,005
Shares outstanding                                                    3,142,527
Net asset value and offering price per share                      $       10.19
--------------------------------------------------------------------------------
Class C Shares
Net assets                                                        $  32,006,165
Shares outstanding                                                    3,140,438
Net asset value and offering price per share                      $       10.19
--------------------------------------------------------------------------------
Class R Shares
Net assets                                                        $  64,221,122
Shares outstanding                                                    6,304,266
Net asset value and offering price per share                      $       10.19
--------------------------------------------------------------------------------

Net Assets Consist of:
--------------------------------------------------------------------------------
Capital paid-in                                                   $ 347,463,602
Undistributed (Over-distribution of) net investment income             (504,037)
Accumulated net realized gain (loss) from investments               (12,700,835)
Net unrealized appreciation of investments                           15,094,665
--------------------------------------------------------------------------------
Net assets                                                        $ 349,353,395
--------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12

Statement of Operations (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND
Six Months Ended November 30, 2003

-----------------------------------------------------------------------------
Investment Income                                                 $ 10,290,451
-----------------------------------------------------------------------------
Expenses
Management fees                                                        967,156
12b-1 service fees - Class A                                           228,811
12b-1 distribution and service fees - Class B                          153,955
12b-1 distribution and service fees - Class C                          125,974
Shareholders' servicing agent fees and expenses                         89,293
Custodian's fees and expenses                                           48,848
Trustees' fees and expenses                                              3,034
Professional fees                                                       24,124
Shareholders' reports - printing and mailing expenses                   37,419
Federal and state registration fees                                      4,751
Other expenses                                                           5,726
-----------------------------------------------------------------------------
Total expenses before custodian fee credit                           1,689,091
 Custodian fee credit                                                   (3,847)
-----------------------------------------------------------------------------
Net expenses                                                         1,685,244
-----------------------------------------------------------------------------
Net investment income                                                8,605,207
-----------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain from investments                                     251,184
Net change in unrealized appreciation (depreciation) of
 investments                                                       (10,237,859)
-----------------------------------------------------------------------------
Net gain (loss) from investments                                    (9,986,675)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets from operations             $ (1,381,468)
-----------------------------------------------------------------------------




                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13

Statement of Changes in Net Assets (Unaudited)
NUVEEN FLORIDA MUNICIPAL BOND FUND

                                                                  Six Months Ended     Year Ended
                                                                          11/30/03        5/31/03
-------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  8,605,207  $ 18,233,141
Net realized gain (loss) from investments                                  251,184   (12,100,973)
Net change in unrealized appreciation (depreciation) of
 investments                                                           (10,237,859)   20,716,763
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                   (1,381,468)   26,848,931
-------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                                (5,483,015)  (12,553,211)
 Class B                                                                  (652,092)   (1,329,660)
 Class C                                                                  (718,285)   (1,446,772)
 Class R                                                                (1,614,672)   (3,468,155)
From accumulated net realized gains from investments:
 Class A                                                                        --    (1,205,491)
 Class B                                                                        --      (149,703)
 Class C                                                                        --      (157,742)
 Class R                                                                        --      (324,047)
-------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (8,468,064)  (20,634,781)
-------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        18,553,170    57,307,251
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions                                           2,858,742     6,813,802
-------------------------------------------------------------------------------------------------
                                                                        21,411,912    64,121,053
Cost of shares redeemed                                                (46,027,631)  (44,894,456)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
 transactions                                                          (24,615,719)   19,226,597
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                  (34,465,251)   25,440,747
Net assets at the beginning of period                                  383,818,646   358,377,899
-------------------------------------------------------------------------------------------------
Net assets at the end of period                                       $349,353,395  $383,818,646
-------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at
 the end of period                                                    $   (504,037) $   (641,180)
-------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Florida Municipal Bond Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Fund was organized as a series of a predecessor trust prior to that date.

The Fund seeks to provide high tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, the Fund had no such outstanding purchase commitments.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund.

Flexible Sales Charge Program
The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


--------------------------------------------------------------------------------
15

Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the six months ended November 30, 2003.

Expense Allocation
Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
The Fund has an agreement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                       Six Months Ended             Year Ended
                                                           11/30/03                   5/31/03
                                                   ------------------------  ------------------------
                                                        Shares        Amount      Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                              970,107  $  9,842,403   2,779,672  $ 28,698,676
 Class B                                              236,426     2,415,930     781,086     8,051,774
 Class C                                              503,359     5,127,082   1,335,919    13,782,465
 Class R                                              114,848     1,167,755     655,346     6,774,336
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                              141,852     1,443,431     349,644     3,593,931
 Class B                                               12,924       131,398      32,951       338,339
 Class C                                               21,145       214,908      40,041       411,309
 Class R                                              105,200     1,069,005     240,423     2,470,223
------------------------------------------------------------------------------------------------------
                                                    2,105,861    21,411,912   6,215,082    64,121,053
------------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                           (3,104,885)  (31,419,960) (3,188,954)  (32,822,933)
 Class B                                             (269,741)   (2,728,468)   (387,923)   (3,998,151)
 Class C                                             (864,108)   (8,727,590)   (418,671)   (4,292,659)
 Class R                                             (312,119)   (3,151,613)   (368,420)   (3,780,713)
------------------------------------------------------------------------------------------------------
                                                   (4,550,853)  (46,027,631) (4,363,968)  (44,894,456)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                            (2,444,992) $(24,615,719)  1,851,114  $ 19,226,597
------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2003, aggregated $9,036,521 and $37,525,084, respectively.

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments owned was $329,245,365.

The net unrealized appreciation of investments at November 30, 2003, aggregated $15,139,570 of which $19,734,436 related to appreciated securities and $4,594,866 related to depreciated securities.


----
16

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Fund's last fiscal year end, were as follows:

               --------------------------------------------------
               Undistributed net tax-exempt income       $784,019
               Undistributed net ordinary income*              --
               Undistributed net long-term capital gains       --
               --------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

           ----------------------------------------------------------
           Distributions from net tax-exempt income       $18,869,250
           Distributions from net ordinary income*             44,976
           Distributions from net long-term capital gains   1,798,904
           ----------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Fund's last fiscal year end, the Fund elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $12,952,019 of post-October losses that are treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., the Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of the Fund as follows:

           Average Daily Net Assets                  Management Fee
           ---------------------------------------------------------
           For the first $125 million                         .5500%
           For the next $125 million                          .5375
           For the next $250 million                          .5250
           For the next $500 million                          .5125
           For the next $1 billion                            .5000
           For the next $3 billion                            .4750
           For net assets over $5 billion                     .4500
           ---------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


During the six months ended November 30, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

           ---------------------------------------------------------
           Sales charges collected                          $207,567
           Paid to authorized dealers                        177,310
           ---------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

           ---------------------------------------------------------
           Commission advances                              $138,722
           ---------------------------------------------------------


----
17

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2003, the Distributor retained such 12b-1 fees as follows:

           ---------------------------------------------------------
           12b-1 fees retained                              $167,293
           ---------------------------------------------------------

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2003, as follows:

            -------------------------------------------------------
            CDSC retained                                   $53,702
            -------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Fund declared a dividend distribution from its tax-exempt net investment income which was paid on December 29, 2003, to shareholders of record on December 9, 2003, as follows:

--------------------------------------------------------------------------------

             Dividend per share:
              Class A                                        $.0405
              Class B                                         .0340
              Class C                                         .0360
              Class R                                         .0420
             ------------------------------------------------------




--------------------------------------------------------------------------------
18

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                       Investment Operations        Less Distributions
                                   ----------------------------  -----------------------                      --------


FLORIDA


                                                     Net
                                               Realized/
                                              Unrealized
                         Beginning        Net    Invest-             Net                   Ending               Ending
                               Net    Invest-       ment         Invest-                      Net                  Net
                             Asset       ment       Gain            ment  Capital           Asset     Total     Assets
Year Ended May 31,           Value Income (a)     (Loss)   Total  Income    Gains   Total   Value Return(b)      (000)
-----------------------------------------------------------------------------------------------------------------------
Class A (6/90)
 2004(e)                    $10.46       $.25      $(.27) $(.02)   $(.24)   $  --  $(.24) $10.20       (.12)% $221,096
 2003                        10.28        .51        .25    .76     (.53)    (.05)  (.58)  10.46       7.60    247,569
 2002                        10.34        .54       (.05)   .49     (.55)      --   (.55)  10.28       4.84    244,023
 2001                         9.97        .56        .36    .92     (.55)      --   (.55)  10.34       9.35    239,837
 2000                        10.76        .54       (.77)  (.23)    (.55)    (.01)  (.56)   9.97      (2.17)   250,178
 1999                        10.94        .55       (.14)   .41     (.55)    (.04)  (.59)  10.76       3.78    297,505
Class B (2/97)
 2004(e)                     10.45        .21       (.27)  (.06)    (.20)      --   (.20)  10.19       (.51)    32,030
 2003                        10.27        .43        .25    .68     (.45)    (.05)  (.50)  10.45       6.80     33,056
 2002                        10.33        .47       (.06)   .41     (.47)      --   (.47)  10.27       4.06     28,120
 2001                         9.96        .48        .36    .84     (.47)      --   (.47)  10.33       8.53     22,629
 2000                        10.77        .46       (.79)  (.33)    (.47)    (.01)  (.48)   9.96      (3.10)    17,476
 1999                        10.95        .47       (.14)   .33     (.47)    (.04)  (.51)  10.77       3.05     15,768
Class C (9/95)
 2004(e)                     10.45        .22       (.26)  (.04)    (.22)      --   (.22)  10.19       (.39)    32,006
 2003                        10.28        .45        .24    .69     (.47)    (.05)  (.52)  10.45       6.94     36,374
 2002                        10.34        .49       (.05)   .44     (.50)      --   (.50)  10.28       4.29     25,932
 2001                         9.97        .50        .36    .86     (.49)      --   (.49)  10.34       8.78     19,961
 2000                        10.77        .48       (.78)  (.30)    (.49)    (.01)  (.50)   9.97      (2.79)    17,167
 1999                        10.95        .49       (.14)   .35     (.49)    (.04)  (.53)  10.77       3.22     16,034
Class R (2/97)
 2004(e)                     10.45        .26       (.27)  (.01)    (.25)      --   (.25)  10.19       (.03)    64,221
 2003                        10.27        .53        .25    .78     (.55)    (.05)  (.60)  10.45       7.86     66,819
 2002                        10.33        .56       (.05)   .51     (.57)      --   (.57)  10.27       5.07     60,302
 2001                         9.96        .58        .35    .93     (.56)      --   (.56)  10.33       9.54     58,694
 2000                        10.76        .56       (.78)  (.22)    (.57)    (.01)  (.58)   9.96      (2.07)    56,943
 1999                        10.94        .57       (.14)   .43     (.57)    (.04)  (.61)  10.76       4.01     61,496
-----------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                              Ratios/Supplemental Data
                         -------------------------------------------------------------------------
                            Before Credit/           After            After Credit/
                            Reimbursement       Reimbursement(c)     Reimbursement(d)
FLORIDA                  ------------------   ------------------   ------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                         Ratio of      ment   Ratio of      ment   Ratio of      ment
                         Expenses    Income   Expenses    Income   Expenses    Income
                               to        to         to        to         to        to
                          Average   Average    Average   Average    Average   Average   Portfolio
                              Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,         Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------
Class A (6/90)
 2004(e)                      .85%*    4.85%*      .85%*    4.85%*      .85%*    4.86%*         3%
 2003                         .85      4.96        .85      4.96        .84      4.97          19
 2002                         .87      5.24        .87      5.24        .86      5.25          17
 2001                         .88      5.42        .88      5.42        .87      5.43          22
 2000                        1.02      5.27       1.02      5.27       1.01      5.28          18
 1999                         .84      5.00        .84      5.00        .84      5.00          19
Class B (2/97)
 2004(e)                     1.60*     4.11*      1.60*     4.11*      1.60*     4.11*          3
 2003                        1.60      4.21       1.60      4.21       1.59      4.22          19
 2002                        1.62      4.49       1.62      4.49       1.61      4.50          17
 2001                        1.63      4.67       1.63      4.67       1.62      4.68          22
 2000                        1.79      4.52       1.79      4.52       1.78      4.53          18
 1999                        1.59      4.25       1.59      4.25       1.59      4.25          19
Class C (9/95)
 2004(e)                     1.40*     4.30*      1.40*     4.30*      1.40*     4.31*          3
 2003                        1.40      4.40       1.40      4.40       1.38      4.41          19
 2002                        1.42      4.69       1.42      4.69       1.41      4.70          17
 2001                        1.43      4.87       1.43      4.87       1.42      4.88          22
 2000                        1.59      4.72       1.59      4.72       1.58      4.73          18
 1999                        1.39      4.45       1.39      4.45       1.39      4.45          19
Class R (2/97)
 2004(e)                      .66*     5.05*       .66*     5.05*       .65*     5.06*          3
 2003                         .65      5.16        .65      5.16        .64      5.17          19
 2002                         .67      5.44        .67      5.44        .66      5.45          17
 2001                         .68      5.62        .68      5.62        .67      5.63          22
 2000                         .83      5.47        .83      5.47        .82      5.48          18
 1999                         .64      5.20        .64      5.20        .64      5.20          19
--------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.


                                See accompanying notes to financial statements.

----
19

                                     Notes

----
20

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
21

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-FL-1103D

--------------------------------------------------------------------------------


Nuveen Investments
Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Maryland Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund



[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Paul Brennan examines economic and market conditions, key investment strategies, and the performance of the Nuveen Maryland, Pennsylvania, and Virginia Municipal Bond Funds. Paul, who has 12 years of investment management experience, has managed the Maryland and Virginia Funds since 1999 and assumed management responsibility for the Pennsylvania Fund in January 2003.


What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended November 30, 2003?

When the period began, inflation remained under control while the economy continued to turn in sluggish growth. In June, the Federal Reserve Board cut its target interest rate yet again, this time to one percent, the lowest level for the Fed Funds rate in 45 years. Beginning in late October, however, it became clear that the economy turned a corner, at least temporarily, during the third quarter of 2003. In July, August, and September, the gross domestic product (GDP) grew at an 8.2% annual rate. This was more than double the GDP's second-quarter performance, and the strongest growth achieved since 1984. Along with a major tax cut that put spending money in consumers' pockets, the continued low interest rate environment contributed to the economy's rapid expansion and the steady upward movement of the stock market.

Although recent signs pointed to a mending economy, states and municipalities around the country continued to face budget deficits and other financial challenges. To meet these challenges, they issued a record amount of debt. For the first 11 months of 2003, municipal bond issuance nationwide surpassed $347 billion, a five percent increase over the same period in the prior year.

Much of that new supply came to market in early 2003, when long-term municipal interest rates were at their lowest. Issuance slowed as bond yields began rising in mid-summer. However, with yields still low by historical standards, a steady stream of new debt continued to come to market, satisfying the healthy appetite for municipal securities during the period.

Among the three states discussed in this report, one saw an increase in municipal bond supply during 2003 (through November): Maryland's issuance increased 27%. Supply in Pennsylvania and Virginia, however, fell one and five percent, respectively, during the same time frame.

Maryland's economy continued to outperform the national average, thanks to increased federal defense spending and the vibrancy of the Washington, D.C., metropolitan area. The state's unemployment rate was just 4.2% as of November 2003, well below the national average of 5.9%. Maryland continued to deal with budget challenges, though having substantial financial reserves helped stabilize the state's fiscal situation. At the end of November 2003, Maryland general obligation debt continued to receive Aaa and AAA credit ratings, the highest possible, from both Moody's and Standard & Poor's, respectively.

At period end, Pennsylvania maintained credit ratings of Aa2 from Moody's and AA from Standard & Poor's. The state has a diverse economy that continued to reflect modest expansion in its pharmaceutical, software, tourism, and business-services industries. Pennsylvania's 2004 budget was balanced partially through the use of more than $1.2 billion in nonrecurring revenues. The state's unemployment rate declined to 5.2% in November 2003, 0.7% below the national average.

Virginia's economy continued to benefit from increased defense spending and military activity,

                          Semiannual Report l Page 2


--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Class A Shares -
One-Year Total Returns as of 11/30/03
--------------------------------------------------------------------------------

                Nuveen Maryland Municipal Bond Fund/1/    6.73%
                Lipper Maryland Municipal Debt Funds
                  category average/2/                     5.49%
                Lehman Brothers Municipal Bond Index/3/   6.65%
                -----------------------------------------------

                Nuveen Pennsylvania Municipal Bond
                  Fund/1/                                 6.45%
                Lipper Pennsylvania Municipal Debt Funds
                  category average/2/                     6.26%
                Lehman Brothers Municipal Bond Index/3/   6.65%
                -----------------------------------------------

                Nuveen Virginia Municipal Bond Fund/1/    7.48%
                Lipper Virginia Municipal Debt Funds
                  category average/2/                     6.15%
                Lehman Brothers Municipal Bond Index/3/   6.65%
                -----------------------------------------------

as well as from the tourism and service industries. The state's November 2003 unemployment rate of 3.6% remained well below the national average. However, Virginia faced a challenging fiscal situation, as the state sought to make up for significant revenue shortfalls. To balance its budget, the state relied on spending cuts and fee increases and substantially drew down its financial reserves. In light of these challenges and Virginia's rising debt levels, Moody's placed the state on its negative watchlist. Nevertheless, both Moody's and Standard & Poor's continued to maintain the highest credit ratings on Virginia's general obligation debt.

How did the Funds perform during the 12 months ended November 30, 2003?

The accompanying chart provides performance information for the three Nuveen Investments Funds discussed in this report (Class A shares at net asset value) for the 12 months ended November 30, 2003. The chart also compares the Funds' performance to that of their peers (as measured by their respective Lipper peer category average) and to the national municipal bond market (as measured by the Lehman Brothers Municipal Bond Index). The total return of all three Funds outperformed their respective Lipper peer category average during the past 12 months. In addition, the total return of the Maryland and the Virginia Funds outperformed the Lehman Index, while the Pennsylvania Fund underperformed.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2003, the Nuveen Maryland and Virginia Municipal Bond Funds had positive UNII, while Nuveen Pennsylvania Municipal Bond Fund had negative UNII.

What strategies were used to manage these Funds during the six-months ended November 30, 2003 and how did these strategies influence performance over this period?

For each of the three Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen Investments fixed-income fund. We made relatively few trades because even with the increased issuance in

--------------------------------------------------------------------------------

/1/Performance figures are for Class A shares at net asset value as of November
   30, 2003. Current performance may be more or less than the performance shown. /2/For each state, the Lipper peer category averages shown represents the average annualized total return for all reporting funds for the year ended November 30, 2003. As of that date, the Lipper peer categories included 34 Maryland funds, 62 Pennsylvania funds, and 35 Virginia funds. All returns assume reinvestment of dividends and do not reflect any sales charges.
/3/The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.


                          Semiannual Report l Page 3

Maryland, there weren't many attractive new opportunities in the state municipal marketplaces. Throughout the period, but especially early on, municipal yields were flirting with historical lows. In most cases, we believed it made little sense to trade older bonds paying higher yields for new bonds paying lower yields. Thus, we generally were content to maintain the Funds' current positioning, except in rare cases when we saw opportunities to enhance portfolio structure. This was especially true of the Maryland Fund, which we believed was well structured and required few changes.

As of November 30, 24% of the Pennsylvania Fund's portfolio was invested in BBB-rated bonds, particularly within the higher-education sector. To balance the portfolio's higher BBB weighting, we focused our attention on finding opportunities among the higher quality issues. We set a plan in place to accomplish this goal as conditions warranted, though we found few appropriate investments in recent months. Throughout the period, turnover was light, as we were comfortable with the portfolio's duration and structure in the current market environment.

In the Virginia Fund, approximately 13% of the portfolio was invested in BBB-rated securities at the end of the period. We made the decision in earlier periods to hold onto these bonds, even when they were trading at distressed levels, because we believed they could recover. This decision was rewarded when these lower-rated credits bounced back during the past six months. Though we made a few modest trades to add some higher-grade bonds to the Fund, we were comfortable with the portfolio's structure and made relatively few adjustments during the period.


                          Semiannual Report l Page 4

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03              Nuveen Maryland Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.59   $10.61   $10.59   $10.62
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0380  $0.0315  $0.0335  $0.0400
         --------------------------------------------------------------
         Inception Date              9/07/94  3/06/97  9/16/94  2/28/92
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.73%   2.29%
                  ----------------------------------------------
                  5-Year                          4.71%   3.82%
                  ----------------------------------------------
                  10-Year                         5.11%   4.66%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.93%   1.93%
                  ----------------------------------------------
                  5-Year                          3.96%   3.79%
                  ----------------------------------------------
                  10-Year                         4.52%   4.52%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.19%
                  ----------------------------------------------
                  5-Year                          4.17%
                  ----------------------------------------------
                  10-Year                         4.50%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.95%
                  ----------------------------------------------
                  5-Year                          4.93%
                  ----------------------------------------------
                  10-Year                         5.35%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.31%   4.13%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.64%   3.49%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.31%   4.99%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.56%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.05%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.45%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.80%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.25%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.74%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.52%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.99%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.82%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.29%         0.90%
                            ----------------------------------------------
                            5-Year              4.89%         3.99%
                            ----------------------------------------------
                            10-Year             5.03%         4.58%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.41%         0.41%
                            ----------------------------------------------
                            5-Year              4.10%         3.93%
                            ----------------------------------------------
                            10-Year             4.44%         4.44%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              4.66%
                            ----------------------------------------------
                            5-Year              4.31%
                            ----------------------------------------------
                            10-Year             4.41%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.42%
                            ----------------------------------------------
                            5-Year              5.09%
                            ----------------------------------------------
                            10-Year             5.26%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     46%
AA                      25%
A                        9%
BBB                     14%
NR                       4%
BB or Lower              2%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  21%
                  -------------------------------------------
                  Tax Obligation/General                  17%
                  -------------------------------------------
                  Healthcare                              15%
                  -------------------------------------------
                  Education and Civic Organizations       13%
                  -------------------------------------------
                  Housing/Multifamily                     11%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $108,228
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.17
                  -------------------------------------------
                  Average Duration                       6.39
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class R share returns are actual. Class A, B and C share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03          Nuveen Pennsylvania Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.37   $10.38   $10.35   $10.36
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0315  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date             10/29/86  2/03/97  2/02/94  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.45%   1.95%
                  ----------------------------------------------
                  5-Year                          4.59%   3.69%
                  ----------------------------------------------
                  10-Year                         5.40%   4.95%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.71%   1.71%
                  ----------------------------------------------
                  5-Year                          3.81%   3.65%
                  ----------------------------------------------
                  10-Year                         4.86%   4.86%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.91%
                  ----------------------------------------------
                  5-Year                          4.02%
                  ----------------------------------------------
                  10-Year                         4.82%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.70%
                  ----------------------------------------------
                  5-Year                          4.79%
                  ----------------------------------------------
                  10-Year                         5.54%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.34%   4.16%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.72%   3.56%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.31%   5.09%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.64%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.14%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.49%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.83%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.34%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.77%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.58%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.08%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.83%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.08%         0.70%
                            ----------------------------------------------
                            5-Year              4.70%         3.79%
                            ----------------------------------------------
                            10-Year             5.28%         4.82%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.25%         0.25%
                            ----------------------------------------------
                            5-Year              3.92%         3.75%
                            ----------------------------------------------
                            10-Year             4.74%         4.74%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              4.55%
                            ----------------------------------------------
                            5-Year              4.13%
                            ----------------------------------------------
                            10-Year             4.70%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.33%
                            ----------------------------------------------
                            5-Year              4.92%
                            ----------------------------------------------
                            10-Year             5.43%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     54%
AA                      12%
A                        4%
BBB                     24%
NR                       5%
BB or Lower              1%

                  Top Five Sectors/5/
                  Education and Civic Organizations       24%
                  -------------------------------------------
                  Transportation                          12%
                  -------------------------------------------
                  U.S. Guaranteed                         12%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------
                  Healthcare                              10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $160,449
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.09
                  -------------------------------------------
                  Average Duration                       6.80
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

  Fund Spotlight as of 11/30/03              Nuveen Virginia Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.88   $10.86   $10.86   $10.86
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0420  $0.0355  $0.0370  $0.0440
         --------------------------------------------------------------
         Inception Date              3/27/86  2/03/97 10/04/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          7.48%   2.94%
                  ----------------------------------------------
                  5-Year                          4.60%   3.71%
                  ----------------------------------------------
                  10-Year                         5.36%   4.92%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.72%   2.72%
                  ----------------------------------------------
                  5-Year                          3.83%   3.66%
                  ----------------------------------------------
                  10-Year                         4.80%   4.80%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.90%
                  ----------------------------------------------
                  5-Year                          4.03%
                  ----------------------------------------------
                  10-Year                         4.79%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.74%
                  ----------------------------------------------
                  5-Year                          4.80%
                  ----------------------------------------------
                  10-Year                         5.51%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.63%   4.44%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.67%   3.52%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.40%   5.18%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.92%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.09%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.54%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.09%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.29%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.84%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.86%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.03%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.93%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              6.08%         1.67%
                            ----------------------------------------------
                            5-Year              4.77%         3.87%
                            ----------------------------------------------
                            10-Year             5.29%         4.84%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              5.24%         1.24%
                            ----------------------------------------------
                            5-Year              3.97%         3.81%
                            ----------------------------------------------
                            10-Year             4.72%         4.72%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              5.41%
                            ----------------------------------------------
                            5-Year              4.19%
                            ----------------------------------------------
                            10-Year             4.70%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              6.23%
                            ----------------------------------------------
                            5-Year              4.97%
                            ----------------------------------------------
                            10-Year             5.42%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     51%
AA                      20%
A                       10%
BBB                     13%
NR                       3%
BB or Lower              3%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  17%
                  -------------------------------------------
                  Water and Sewer                         12%
                  -------------------------------------------
                  Transportation                          11%
                  -------------------------------------------
                  Healthcare                              10%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $247,367
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.41
                  -------------------------------------------
                  Average Duration                       6.30
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                               Nuveen       Nuveen     Nuveen
                                             Maryland Pennsylvania   Virginia
                                            Municipal    Municipal  Municipal
   Approval of the Board Members was             Bond         Bond       Bond
   reached as follows:                           Fund         Fund       Fund
   -------------------------------------------------------------------------
   William E. Bennett
    For                                     5,997,195    9,698,877 14,182,289
    Withhold                                  351,208      355,646    592,730
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Robert P. Bremner
    For                                     6,006,259    9,704,493 14,197,197
    Withhold                                  342,144      350,030    577,822
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Lawrence H. Brown
    For                                     6,033,912    9,675,204 14,176,718
    Withhold                                  314,491      379,319    598,301
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Jack B. Evans
    For                                     6,002,835    9,706,311 14,212,023
    Withhold                                  345,568      348,212    562,996
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Anne E. Impellizzeri
    For                                     6,024,847    9,686,770 14,183,700
    Withhold                                  323,556      367,753    591,319
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   William L. Kissick
    For                                     6,016,055    9,689,764 14,203,050
    Withhold                                  332,348      364,759    571,969
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Thomas E. Leafstrand
    For                                     6,031,750    9,686,404 14,217,691
    Withhold                                  316,653      368,119    557,328
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Peter R. Sawers
    For                                     6,032,650    9,681,058 14,228,677
    Withhold                                  315,753      373,465    546,342
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   William J. Schneider
    For                                     6,036,357    9,703,911 14,242,055
    Withhold                                  312,046      350,612    532,964
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------

----
8

   -------------------------------------------------------------------------
                                               Nuveen       Nuveen     Nuveen
                                             Maryland Pennsylvania   Virginia
                                            Municipal    Municipal  Municipal
   Approval of the Board Members was             Bond         Bond       Bond
   reached as follows:                           Fund         Fund       Fund
   -------------------------------------------------------------------------
   Timothy R. Schwertfeger
    For                                     6,035,457    9,697,930 14,219,678
    Withhold                                  312,946      356,593    555,341
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Judith M. Stockdale
    For                                     6,034,229    9,686,847 14,242,709
    Withhold                                  314,174      367,676    532,310
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   Sheila W. Wellington
    For                                     6,027,667    9,687,235 14,245,782
    Withhold                                  320,736      367,288    529,237
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   To approve a change to a fundamental
    investment restriction with respect to
    lending*
    For                                     4,491,425    7,526,845 10,442,597
    Against                                   485,154      561,880    862,079
    Abstain                                   241,140      478,140    625,807
    Broker Non-Vote                         1,130,684    1,487,658  2,844,536
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   To approve a change to a fundamental
    investment restriction with respect to
    borrowing*
    For                                     4,416,359    7,530,015 10,423,448
    Against                                   493,124      550,116    852,349
    Abstain                                   308,236      486,734    654,686
    Broker Non-Vote                         1,130,684    1,487,658  2,844,536
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------
   To approve a change to a fundamental
    investment restriction with respect to
    investing in municipal securities*
    For                                     4,487,302    7,527,202 10,464,047
    Against                                   515,439      515,507    817,880
    Abstain                                   214,978      524,156    648,556
    Broker Non-Vote                         1,130,684    1,487,658  2,844,536
   -------------------------------------------------------------------------
   Total                                    6,348,403   10,054,523 14,775,019
   -------------------------------------------------------------------------

* At the shareholder meetings on July 28, 2003, sufficient votes were received on all three proposals and all three proposals passed for each of the Funds.

----
9

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND
November 30, 2003

   Principal                                           Optional Call               Market
Amount (000) Description                                 Provisions* Ratings**      Value
-----------------------------------------------------------------------------------------
             Consumer Staples - 1.5%

    $  1,660 Puerto Rico, The Children's Trust Fund,  5/12 at 100.00       BBB $1,584,520
              Tobacco Settlement Asset-Backed
              Refunding Bonds, Series 2002, 5.375%,
              5/15/33
-----------------------------------------------------------------------------------------
             Education and Civic Organizations -
             12.9%

             Maryland Economic Development
             Corporation, Student Housing Revenue
             Bonds, Collegiate Housing Foundation
             University Courtyard Project, Series
             1999A:
       1,250  5.750%, 6/01/19                         6/09 at 102.00      Baa2  1,284,850
         250  5.750%, 6/01/24                         6/09 at 102.00      Baa2    254,647

         600 Maryland Economic Development            7/11 at 101.00         A    643,800
              Corporation, Student Housing Revenue
              Bonds, University Village at Sheppard
              Pratt, Series 2001, 5.875%, 7/01/21 -
              ACA Insured

             Maryland Economic Development
             Corporation, Utility Infrastructure
             Revenue Bonds, University of Maryland,
             College Park Project, 2001 Series:
       1,000  5.375%, 7/01/15 - AMBAC Insured         7/11 at 100.00       AAA  1,114,150
         500  5.375%, 7/01/16 - AMBAC Insured         7/11 at 100.00       AAA    557,075

         500 Maryland Health and Higher Educational   7/08 at 102.00      BBB-    509,350
              Facilities Authority, Educational
              Facilities Leasehold Mortgage Revenue
              Bonds, McLean School Issue, 6.000%,
              7/01/31

             Maryland Health and Higher Educational
             Facilities Authority, Revenue Bonds,
             Bullis School Issue, Series 2000:
         250  5.250%, 7/01/25 - FSA Insured           1/11 at 101.00       AAA    263,947
         500  5.250%, 7/01/30 - FSA Insured           1/11 at 101.00       AAA    525,400

             Maryland Health and Higher Educational
             Facilities Authority, Educational
             Facilities Mortgage Revenue Bonds,
             Green Acres School Issue, Series 1998:
         665  5.300%, 7/01/18                         7/06 at 102.00      BBB-    671,271
       1,525  5.300%, 7/01/28                         7/06 at 102.00      BBB-  1,501,851

       1,000 Maryland Health and Higher Educational   7/08 at 102.00        AA  1,073,370
              Facilities Authority, Refunding
              Revenue Bonds, The Johns Hopkins
              University Issue, Series 1998, 5.125%,
              7/01/20

         625 Maryland Health and Higher Educational   6/11 at 100.00      Baa1    638,669
              Facilities Authority, Revenue Bonds,
              Maryland Institute College of Art,
              Series 2001, 5.500%, 6/01/32

       1,500 Morgan State University, Maryland,         No Opt. Call       AAA  1,826,085
              Academic Fees and Auxiliary Facilities
              Fees, Revenue Refunding Bonds, 1993
              Series, 6.100%, 7/01/20 - MBIA Insured

         550 Morgan State University, Maryland,       7/13 at 100.00       AAA    585,987
              Academic and Auxiliary Fees Revenue
              Bonds, Series 2003A, 5.000%, 7/01/20 -
              FGIC Insured

             University of Maryland System,
             Auxiliary Facility and Tuition Revenue
             Bonds, 2003 Series A:
       1,000  5.000%, 4/01/15                         4/13 at 100.00       AA+  1,093,980
         500  5.000%, 4/01/19                         4/13 at 100.00       AA+    531,610

         750 University of Puerto Rico, University    6/10 at 100.00       AAA    854,003
              System Revenue Bonds, Series O,
              5.750%, 6/01/19 - MBIA Insured
-----------------------------------------------------------------------------------------
             Healthcare - 15.0%

       2,165 Gaithersburg, Maryland, Nursing Home       No Opt. Call       AAA  2,640,542
              Revenue Refunding Bonds, Shady Grove
              Adventist Nursing and Rehabilitation
              Center Project, Series 1992A, 6.500%,
              9/01/12 - FSA Insured

       2,000 Maryland Health and Higher Educational   6/09 at 101.00         A  2,124,820
              Facilities Authority, Revenue Bonds,
              Kaiser Permanente, Series 1998A,
              5.375%, 7/01/15

         750 Maryland Health and Higher Educational   7/10 at 101.00      Baa1    825,428
              Facilities Authority, Revenue Bonds,
              University of Maryland Medical System
              Issue, Series 2000, 6.750%, 7/01/30

       1,000 Maryland Health and Higher Educational   1/04 at 102.00       AAA  1,022,980
              Facilities Authority, Refunding
              Revenue Bonds, Francis Scott Key
              Medical Center Issue, Series 1993,
              5.000%, 7/01/13 - FGIC Insured

         750 Maryland Health and Higher Educational   7/11 at 100.00        A+    750,908
              Facilities Authority, Revenue Bonds,
              Greater Baltimore Medical Center,
              Series 2001, 5.000%, 7/01/34

         500 Maryland Health and Higher Educational   7/12 at 100.00         A    539,075
              Facilities Authority, Revenue Bonds,
              University of Maryland Medical System,
              Series 2002, 6.000%, 7/01/22

       1,500 Maryland Health and Higher Educational   7/12 at 100.00      Baa1  1,561,545
              Facilities Authority, Revenue Bonds,
              Carroll County General Hospital,
              Series 2002, 5.800%, 7/01/32

----
10

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  1,250 Maryland Health and Higher Educational    7/12 at 100.00        A3 $1,256,413
              Facilities Authority, Revenue Bonds,
              Frederick Memorial Hospital, Series
              2002, 5.125%, 7/01/35

         800 Maryland Health and Higher Educational    7/12 at 100.00        A3    825,232
              Facilities Authority, Revenue Bonds,
              Union Hospital of Cecil County, Series
              2002, 5.625%, 7/01/32

       1,930 Maryland Health and Higher Educational    7/13 at 100.00      Baa2  1,952,118
              Facilities Authority, Revenue Bonds,
              Kennedy Krieger Issue, Series 2003,
              5.500%, 7/01/33

             Prince George's County, Maryland,
             Project and Refunding Revenue Bonds,
             Dimensions Health Corporation Issue,
             Series 1994:
         295  4.850%, 7/01/04                            No Opt. Call        B3    270,592
       2,000  5.375%, 7/01/14                          7/04 at 102.00        B3  1,375,760

       1,000 Puerto Rico Industrial, Tourist,          1/05 at 102.00       AAA  1,068,510
              Educational, Medical and Environmental
              Control Facilities Financing
              Authority, Hospital Revenue Bonds,
              Hospital Aixilio Mutuo, Series 1995A,
              6.250%, 7/01/16 - MBIA Insured
------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.5%

         750 Baltimore County, Maryland, GNMA         10/08 at 102.00       AAA    765,383
              Collateralized Revenue Refunding
              Bonds, Cross Creek Apartments Project,
              Series 1998A, 5.250%, 10/20/33

       2,000 Howard County, Maryland, Multifamily      1/04 at 101.00      Baa2  2,022,560
              Housing Revenue Refunding Bonds, Chase
              Glen Project, Series 1994, 7.000%,
              7/01/24 (Mandatory put 7/01/04)

         500 Community Development Administration,     1/09 at 101.00       Aa2    511,215
              Maryland Department of Housing and
              Community Development, Housing Revenue
              Bonds, 1999 Series A, 5.350%, 7/01/41
              (Alternative Minimum Tax)

       1,000 Community Development Administration,     1/10 at 100.00       Aa2  1,062,740
              Maryland Department of Housing and
              Community Development, Housing Revenue
              Bonds, Series 1999B, 6.250%, 7/01/32
              (Alternative Minimum Tax)

       1,000 Community Development Administration,    10/08 at 101.50       Aaa  1,022,600
              Maryland Department of Housing and
              Community Development, Multifamily
              Development Revenue Bonds, Auburn
              Manor Project, Series 1998A, 5.300%,
              10/01/28 (Alternative Minimum Tax)

       1,000 Housing Opportunities Commission of       7/05 at 102.00       Aa2  1,038,470
              Montgomery County, Maryland,
              Multifamily Housing Revenue Bonds,
              Series 1995A, 6.000%, 7/01/20

       1,420 Housing Opportunities Commission of       7/08 at 101.00       Aaa  1,451,652
              Montgomery County, Maryland,
              Multifamily Housing Development Bonds,
              Series 1998A, 5.250%, 7/01/29
              (Alternative Minimum Tax)

       1,550 Prince George's County Housing            1/04 at 100.00       AAA  1,552,418
              Authority, New Keystone Apartments -
              FHA-Insured, 6.800%, 7/01/25 - MBIA
              Insured

         860 Housing Authority of Prince George's      5/04 at 100.00       AAA    860,731
              County, Maryland, Mortgage Revenue
              Refunding Bonds, GNMA Collateralized,
              Foxglenn Apartments Project, Series
              1998A, 5.450%, 11/20/14 (Alternative
              Minimum Tax)

       1,000 Housing Authority of Prince George's      9/09 at 102.00       AAA  1,064,540
              County, Maryland, Mortgage Revenue
              Bonds, GNMA Collateralized -
              University Landing at Langley
              Apartments Project, Series 1999,
              6.100%, 3/20/41 (Alternative Minimum
              Tax)
------------------------------------------------------------------------------------------
             Housing/Single Family - 3.7%

         650 Community Development Administration,     9/09 at 100.00       Aa2    678,620
              Maryland Department of Housing and
              Community Development, Residential
              Revenue Bonds, Series 2000B, 6.150%,
              9/01/32 (Alternative Minimum Tax)

         850 Community Development Administration,     9/10 at 100.00       Aa2    891,301
              Maryland Department of Housing and
              Community Development, Residential
              Revenue Bonds, Series H, 5.800%,
              9/01/32 (Alternative Minimum Tax)

       2,310 Housing Authority of Prince George's      8/07 at 102.00       AAA  2,407,228
              County, Maryland, FHLMC/FNMA/GNMA
              Collateralized, Single Family Mortgage
              Revenue Bonds, Series 1997, 5.750%,
              8/01/26 (Alternative Minimum Tax)

          75 Housing Authority of Prince George's      8/10 at 100.00       AAA     79,003
              County, Maryland, FHLMC/FNMA/GNMA
              Collateralized Single Family Mortgage
              Revenue Bonds, Series 2000A, 6.150%,
              8/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Industrials - 0.5%

         500 Northeast Maryland Waste Disposal         1/09 at 101.00       BBB    503,950
              Authority, Resource Recovery Revenue
              Bonds, Baltimore RESCO Retrofit
              Project, Series 1998, 4.750%, 1/01/12
              (Alternative Minimum Tax)

----
11

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Long-Term Care - 2.5%

             Carroll County, Maryland, Revenue
             Refunding Bonds, EMA Obligated Group,
             Series 1999A:
    $    500  5.500%, 1/01/19 - RAAI Insured           1/09 at 101.00        AA $  532,005
         500  5.625%, 1/01/25 - RAAI Insured           1/09 at 101.00        AA    526,855

       1,650 Maryland Economic Development             4/11 at 102.00       N/R  1,664,520
              Corporation, Revenue Bonds, Health and
              Mental Hygiene Providers, Facilities
              Acquisition Program, Series 1996A,
              7.625%, 4/01/21
------------------------------------------------------------------------------------------
             Materials - 1.4%

       1,500 Baltimore, Maryland, Port Facilities      4/04 at 101.00       AA-  1,536,450
              Revenue Bonds, Consolidation Coal
              Sales Company Project, Series 1984B,
              6.500%, 10/01/11
------------------------------------------------------------------------------------------
             Tax Obligation/General - 15.8%

       1,000 Baltimore County, Maryland,               6/11 at 101.00       AAA  1,035,590
              Metropolitan District General
              Obligation Bonds, 67th Issue,
              5.000%, 6/01/25

       1,250 Baltimore County, Maryland, General       8/12 at 100.00       AAA  1,346,013
              Obligation Consolidated Public
              Improvement Bonds, Series 2002,
              5.000%, 8/01/18

             Frederick County, Maryland, General
             Obligation Public Facilities Bonds,
             Series 2002:
       1,250  5.000%, 11/01/20                        11/12 at 101.00        AA  1,330,937
       1,250  5.000%, 11/01/21                        11/12 at 101.00        AA  1,323,275

         500 Frederick County, Maryland, Special       7/10 at 102.00        AA    539,910
              Obligation Bonds, Villages of Lake
              Linganore Community Development
              Authority, Series 2001A, 5.600%,
              7/01/20 - RAAI Insured

       1,000 Howard County, Maryland, Consolidated     2/12 at 100.00       AAA  1,093,670
              Public Improvement Refunding Bonds,
              Series 2002A, 5.250%, 8/15/18

       1,100 Howard County, Maryland, Consolidated     8/12 at 100.00       AAA  1,214,686
              Public Improvement Refunding Bonds,
              Series 2003A, 5.000%, 8/15/14

       3,000 State of Maryland, State and Local          No Opt. Call       Aaa  4,493,640
              Facilities, PA-816-R RITES, 2001,
              13.853%, 3/01/15 (IF)

       1,000 Montgomery County, Maryland, General     10/11 at 101.00       AAA  1,128,950
              Obligation Refunding Bonds,
              Consolidated Public Improvement,
              Series 2001, 5.250%, 10/01/13

         300 Northern Mariana Islands, General         6/10 at 100.00         A    318,456
              Obligation Bonds, Series 2000A,
              6.000%, 6/01/20 - ACA Insured

             Prince George's County, Maryland,
             General Obligation Consolidated Public
             Improvement Bonds, Series 2003A:
       1,000  5.000%, 10/01/17                        10/13 at 100.00        AA  1,085,310
       2,000  5.000%, 10/01/18                        10/13 at 100.00        AA  2,153,700
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 20.7%

       1,250 Anne Arundel County, Maryland, Special    7/09 at 102.00       N/R  1,354,400
              Obligation Bonds, Arundel Mills
              Project, Series 1999, 7.100%, 7/01/29

         670 Anne Arundel County, Maryland, Tax          No Opt. Call       N/R    674,857
              Increment Financing Revenue Bonds,
              Parole Town Center Project, Series
              2002, 5.000%, 7/01/12

       1,000 Baltimore, Maryland, Certificates of     10/07 at 102.00       AAA  1,074,240
              Participation, Emergency
              Telecommunications Facilities, Series
              1997A, 5.000%, 10/01/17 - AMBAC Insured

       1,500 Baltimore, Maryland, Convention Center    9/08 at 102.00       AAA  1,599,285
              Revenue Refunding Bonds, Series 1998,
              5.000%, 9/01/19 - MBIA Insured

       1,000 Baltimore Board of School                 5/13 at 100.00       AA+  1,080,710
              Commissioners, Maryland, City Public
              School System Revenue Bonds,
              Series 2003A, 5.000%, 5/01/17

       1,110 Community Development Administration,     6/10 at 101.00       Aaa  1,253,123
              Maryland Department of Housing and
              Community Development, Infrastructure
              Financing Bonds, Series 2000A, 5.875%,
              6/01/30 - MBIA Insured

       1,750 Department of Transportation, State of      No Opt. Call        AA  2,027,532
              Maryland, County Transportation
              Revenue Bonds, Series 2002, 5.500%,
              2/01/16

         935 Maryland Economic Development             6/12 at 100.50       AA+  1,022,151
              Corporation, Lease Revenue Bonds,
              Maryland Department of Transportation
              Headquarters Building, Series 2002,
              5.375%, 6/01/19

         650 Maryland Economic Development             9/12 at 100.00       AA+    706,563
              Corporation, Lease Revenue Bonds,
              Montgomery County Town Square Parking
              Garage Project, Series 2002A, 5.000%,
              9/15/16

----
12

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    835 Maryland Department of Transportation,   10/10 at 101.00       AA+ $  896,448
              Project Certificates of Participation,
              Mass Transit Administration Project,
              Series 2000, 5.500%, 10/15/18
              (Alternative Minimum Tax)

       1,760 Maryland Stadium Authority, Convention   12/04 at 102.00       AAA  1,878,254
              Center Expansion Lease Revenue Bonds,
              Series 1994, 5.875%,12/15/12 - AMBAC
              Insured

       1,540 Maryland Stadium Authority, Montgomery    6/13 at 100.00       AA+  1,608,314
              County Conference Center Facilities
              Lease Revenue Bonds, Series 2003,
              5.000%, 6/15/22

       1,470 Montgomery County, Maryland, Lease        6/12 at 100.00        AA  1,538,943
              Revenue Bonds, Metrorail Garage
              Projects, Series 2002, 5.000%, 6/01/21

         500 Montgomery County, Maryland, Special      7/12 at 101.00        AA    531,290
              Obligation Bonds, West Germantown
              Development District, Senior Series
              2002A, 5.375%, 7/01/20 - RAAI Insured

         500 New Baltimore City Board of School       11/10 at 100.00       AA+    551,055
              Commissioners, Maryland, School System
              Revenue Bonds, Series 2000, 5.125%,
              11/01/15

         700 Puerto Rico Highway and Transportation      No Opt. Call       AAA    811,608
              Authority, Highway Revenue Bonds,
              Series 2003AA, 5.500%, 7/01/19 - MBIA
              Insured

       1,000 Puerto Rico Municipal Finance Agency,     8/12 at 100.00       AAA  1,079,010
              Series 2002A, 5.250%, 8/01/21 - FSA
              Insured

       1,500 Virgin Islands Public Finance            10/10 at 101.00       BBB  1,660,260
              Authority, Gross Receipts Taxes Loan
              Bonds, Series 1999A, 6.500%, 10/01/24

       1,000 Washington Suburban Sanitary District,    6/07 at 100.00       AAA  1,073,710
              Montgomery and Prince George's
              Counties, Maryland,
              General Construction Bonds of 1997,
              5.125%, 6/01/19
------------------------------------------------------------------------------------------
             Transportation - 3.1%

       1,000 Maryland Transportation Authority,        1/04 at 100.00        A+  1,003,570
              Transportation Facilities Projects,
              Revenue Bonds, Series 1992, 5.750%,
              7/01/15

         500 Puerto Rico Ports Authority, Special      6/06 at 102.00       CCC    330,370
              Facilities Revenue Bonds, American
              Airlines, Inc. Project, Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum
              Tax)

         900 Washington Metropolitan Area Transit      1/04 at 102.00       AAA    921,384
              Authority, District of Columbia, Gross
              Revenue Transit Refunding Bonds,
              Series 1993, 5.250%, 7/01/14
              (Pre-refunded to 1/01/04) - FGIC
              Insured

       1,000 Washington Metropolitan Area Transit        No Opt. Call       AAA  1,117,200
              Authority, District of Columbia, Gross
              Revenue Bonds, Series 2003, 5.000%,
              1/01/12 - MBIA Insured
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.1%

         750 Baltimore, Maryland, Water Projects and   7/08 at 101.00       AAA    783,128
              Refunding Revenue Bonds, Series 1998A,
              5.000%, 7/01/28 - FGIC Insured

         665 Baltimore, Maryland, Water Projects and     No Opt. Call       AAA    701,495
              Revenue Refunding Bonds, Series 1994A,
              5.000%, 7/01/24 - FGIC Insured

         250 Baltimore, Maryland, Project and          7/10 at 100.00       AAA    296,435
              Revenue Refunding Bonds, Water
              Projects, Series 2000A,
              6.000%, 7/01/19 (Pre-refunded to
              7/01/10) - FSA Insured

             Puerto Rico, The Children's Trust Fund,
             Tobacco Settlement Asset-Backed Bonds,
             Series 2000:
         980  5.750%, 7/01/20 (Pre-refunded to         7/10 at 100.00       AAA  1,102,079
              7/01/10)
         250  6.000%, 7/01/26 (Pre-refunded to         7/10 at 100.00       AAA    297,095
              7/01/10)

       1,085 Maryland Transportation Authority,          No Opt. Call       AAA  1,315,476
              Transportation Facilities Project
              Revenue Refunding Bonds, First Series,
              6.800%, 7/01/16

             Puerto Rico Infrastructure Financing
             Authority, Special Obligation Bonds,
             Series 2000A:
         750  5.500%, 10/01/20                        10/10 at 101.00       AAA    825,030
       1,175  5.500%, 10/01/40                        10/10 at 101.00       AAA  1,281,479
------------------------------------------------------------------------------------------
             Utilities - 2.3%

       1,000 Maryland Energy Financing                 9/05 at 102.00       N/R  1,016,380
              Administration, Limited Obligation
              Cogeneration Revenue Bonds,
              AES Warrior Run Project, Series 1995,
              7.400%, 9/01/19 (Alternative Minimum
              Tax)

       1,500 Prince George's County, Maryland,         1/04 at 101.00        A-  1,519,005
              Pollution Control Revenue Refunding
              Bonds, Potomac Electric Project,
              Series 1993, 6.375%, 1/15/23

----
13

Portfolio of Investments (Unaudited)
NUVEEN MARYLAND MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer - 0.4%

    $    335 Baltimore, Maryland, Water Projects and     No Opt. Call       AAA $    353,385
              Revenue Refunding Bonds, Series 1994A,
              5.000%, 7/01/24 - FGIC Insured

         100 Maryland State Energy Financing          12/06 at 102.00        A-      106,287
              Administration, Solid Waste Disposal
              Revenue Bonds, Wheelabrator Water
              Projects Baltimore LLC, Series 1996,
              6.450%, 12/01/16 (Alternative Minimum
              Tax)
--------------------------------------------------------------------------------------------
    $ 97,740 Total Long-Term Investments (cost                                   104,356,417
              $99,863,331) - 96.4%
--------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.9%

       1,000 Puerto Rico Government Development                             A-1    1,000,000
              Bank, Adjustable Refunding Bonds,
              Variable Rate Demand Obligations,
              Series 1985, 1.010%, 12/01/15 - MBIA
              Insured+
--------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost                                    1,000,000
              $1,000,000)
--------------------------------------------------------------------------------------------
------------
             Total Investments (cost $100,863,331) -                             105,356,417
              97.3%
             ------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.7%                                  2,871,315
             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $108,227,732
             ------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R Investment is not rated.
         (IF) Inverse floating rate security.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.



                                See accompanying notes to financial statements.

----
14

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND
November 30, 2003

   Principal                                            Optional Call                      Market
Amount (000) Description                                  Provisions* Ratings**             Value
-------------------------------------------------------------------------------------------------
             Education and Civic Organizations -
             23.4%

  $  4,000   Allegheny County Higher Education           No Opt. Call       AA- $       4,008,080
              Building Authority, Pennsylvania,
              Revenue Bonds, Carnegie Mellon
              University, Series 2002, 5.450%,
              3/01/27

     3,000   Allegheny County Higher Education         2/06 at 102.00      Baa3         3,063,540
              Building Authority, Pennsylvania,
              College Revenue Bonds, Robert Morris
              College, Series 1996A, 6.250%, 2/15/26

     1,190   Allegheny County Higher Education           No Opt. Call      Baa3         1,224,022
              Building Authority, Pennsylvania,
              College Revenue Refunding Bonds,
              Robert Morris College, Series 1998A,
              5.500%, 5/01/15

     1,300   Chester County Health and Education      10/08 at 102.00      BBB-         1,329,146
              Facilities Authority, Pennsylvania,
              College Revenue Bonds, Immaculata
              College, Series 1998, 5.600%, 10/15/18

     2,050   Chester County Health and Education      10/08 at 102.00      BBB-         2,056,232
              Facilities Authority, Pennsylvania,
              College Revenue Bonds, Immaculata
              College, Series 1998, 5.625%, 10/15/27

     4,015   Delaware County Authority,               10/08 at 100.00      BBB-         3,861,547
              Pennsylvania, College Revenue
              Refunding Bonds, Neumann College,
              Series 1998A, 5.375%, 10/01/26

     6,075   Delaware County Authority,                7/10 at 102.00       N/R         5,944,631
              Pennsylvania, Student Housing Revenue
              Bonds, Collegiate Housing Foundation,
              Eastern College Project, Series 2000A,
              8.250%, 7/01/29

     4,150   Pennsylvania Higher Educational           4/08 at 102.00      BBB-         4,198,555
              Facilities Authority, Revenue Bonds,
              Geneva College, Series 1998, 5.375%,
              4/01/15

     3,000   Pennsylvania Higher Educational           5/09 at 100.00        A-         3,209,160
              Facilities Authority, Revenue Bonds,
              Drexel University, Series 1999,
              6.000%, 5/01/29

     7,000   Pennsylvania State University, General      No Opt. Call        AA         7,927,080
              Obligation Refunding Bonds, Series
              2002, 5.250%, 8/15/13

       500   Union County, Higher Education            4/13 at 100.00       Aa3           533,620
              Facilities Financing Authority,
              Pennsylvania, Revenue Bonds,
              Bucknell University, Series 2002A,
              5.250%, 4/01/22
-------------------------------------------------------------------------------------------------
             Energy - 2.3%

     3,500   Pennsylvania Economic Development        12/04 at 102.00       BBB         3,744,965
              Financing Authority, Sun Company,
              Inc., R&M Project, Series 1994A,
              7.600%, 12/01/24 (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------
             Healthcare - 9.7%

     2,500   Chester County Health and Educational     5/08 at 101.00       AA-         2,531,225
              Facilities Authority, Pennsylvania,
              Health System Revenue Bonds, Jefferson
              Health System, Series 1997B, 5.375%,
              5/15/27

     3,735   Columbia County Hospital Authority,       6/09 at 100.00      BBB-         3,057,546
              Pennsylvania, Healthcare Revenue
              Bonds, Bloomsburg Hospital Obligated
              Group Project, Series 1999, 5.850%,
              6/01/24

     1,585   Jeannette Health Services Authority,     11/06 at 102.00       BB-         1,459,912
              Pennsylvania, Hospital Revenue Bonds,
              Jeannette District Memorial Hospital,
              Series 1996A, 6.000%, 11/01/18

       900   Lehigh County General Purpose             8/13 at 100.00       BBB           881,613
              Authority, Pennsylvania, Hospital
              Revenue Bonds, St. Luke's Hospital of
              Bethlehem, Series 2003, 5.375%, 8/15/33

     1,985   Philadelphia, Pennsylvania Hospitals      5/04 at 101.00      Baa2         1,980,435
              and Higher Education Facilities
              Authority, Hospital Refunding Revenue,
              Chestnut Hill Hospital, 6.500%,
              11/15/22

     2,500   Philadelphia, Pennsylvania Hospitals      7/07 at 102.00       BBB         2,479,075
              and Higher Education Facilities
              Authority, Hospital Refunding Revenue,
              Jeanes Hospital Project, 5.875%,
              7/01/17

             Pottsville Hospital Authority,
             Pennsylvania, Hospital Revenue Bonds,
             Pottsville Hospital and Warne Clinic,
             Series 1998:
     1,265     5.250%, 7/01/10                           No Opt. Call      BBB-         1,202,345
     2,250     5.625%, 7/01/24                         7/08 at 100.00      BBB-         1,956,038
-------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.6%

       500   Bucks County Redevelopment Authority,     2/04 at 100.00       AAA           500,465
              Pennsylvania, Mortgage Revenue
              Refunding Bonds, Warminster Heights
              FHA-Insured Section 8 Assisted
              Project, Series 1992A, 6.875%, 8/01/23

     1,360   Delaware County Industrial Development      No Opt. Call       AAA         1,428,530
              Authority, Pennsylvania, Multifamily
              Housing Revenue Bonds, Darby
              Townhouses Project, Series 2002A,
              4.850%, 4/01/12 (Alternative Minimum
              Tax)

       710   Philadelphia Redevelopment Authority,    10/13 at 100.00         A           696,191
              Pennsylvania, Multifamily Housing
              Revenue Bonds, Pavilion Apartments
              Project, Series 2003A, 4.250%,
              10/01/16 (Alternative Minimum Tax)

----
15

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                      Market
Amount (000) Description                                  Provisions* Ratings**             Value
-------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.8%

    $    680 Allegheny County Residential Finance        No Opt. Call       Aaa $         112,492
              Authority, Pennsylvania, Single Family
              Mortgage Revenue Bonds, GNMA
              Mortgage-Backed Securities Program,
              Series 1994Z, 0.000%, 5/01/27
              (Alternative Minimum Tax)

       2,500 Pennsylvania Housing Finance Agency,      4/06 at 102.00       AA+         2,642,550
              Single Family Mortgage Revenue Bonds,
              Series 1996-50A, 6.000%, 10/01/13

       1,565 Urban Redevelopment Authority of          8/05 at 102.00         A         1,579,836
              Pittsburgh, Pennsylvania, Home
              Improvement Loan Bonds, Series 1995A,
              6.375%, 8/01/18 (Alternative Minimum
              Tax)

         995 Pittsburgh, Pennsylvania, Urban           4/06 at 102.00       AAA         1,015,308
              Redevelopment Authority, Mortgage
              Revenue, Series D, 6.250%, 10/01/17

         765 Pittsburgh, Pennsylvania, Urban           4/07 at 102.00       AAA           805,698
              Redevelopment Authority, Mortgage
              Revenue Bonds, Series 1997A, 6.200%,
              10/01/21 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------
             Industrials - 2.6%

       3,000 Delaware County Industrial Development    1/08 at 102.00       BBB         3,119,700
              Authority, Pennsylvania, Resource
              Recovery Revenue Refunding Bonds,
              Series 1997A, 6.200%, 7/01/19

       1,000 Pennsylvania Industrial Development       7/12 at 101.00       AAA         1,109,460
              Authority, Economic Development
              Revenue Bonds, Series 2002, 5.500%,
              7/01/19 - AMBAC Insured
-------------------------------------------------------------------------------------------------
             Long-Term Care - 4.2%

       2,750 Allegheny County Residential Finance     10/05 at 100.00       AAA         2,817,678
              Authority, Pennsylvania, FHA-Insured
              Mortgage Revenue Bonds, Ladies
              Grand Army of the Republic Health
              Facility Project, Series 1995G,
              6.350%, 10/01/36

             Chester County Health and Education
             Facilities Authority, Pennsylvania,
             Mortgage Revenue Refunding Bonds, Tel
             Hai Obligated Group Project, Series
             1998:
       1,000   5.400%, 6/01/18                        12/08 at 100.00      BBB-           916,910
       1,100   5.500%, 6/01/25                        12/08 at 100.00      BBB-           965,448

       2,000 Montgomery County Higher Education and    1/06 at 101.00       BBB         1,965,000
              Health Authority, Pennsylvania,
              Mortgage Revenue Bonds, Waverly
              Heights Project, Series 1996, 6.375%,
              1/01/26
-------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.8%

       1,000 Central Bucks County School District,     5/13 at 100.00       Aaa         1,036,220
              Pennsylvania, General Obligation
              Bonds, Series 2003, 5.000%, 5/15/23 -
              MBIA Insured

       1,215 Centre County, Pennsylvania, General      7/13 at 100.00       Aaa         1,339,538
              Obligation Bonds, Series 2003, 5.250%,
              7/01/17 - MBIA Insured

             Chichester School District, Delaware
              County, Pennsylvania, General
              Obligation Bonds, Series 1999:
       3,125   0.000%, 3/01/26 - FGIC Insured            No Opt. Call       AAA           982,844
       3,125   0.000%, 3/01/27 - FGIC Insured            No Opt. Call       AAA           932,000
       3,125   0.000%, 3/01/28 - FGIC Insured            No Opt. Call       AAA           878,531
       3,125   0.000%, 3/01/29 - FGIC Insured            No Opt. Call       AAA           828,625

             Girard School District, Erie County,
              Pennsylvania, General Obligation
              Bonds, Series 1999B:
       1,645   0.000%, 11/01/26 - FGIC Insured           No Opt. Call       AAA           497,514
       1,635   0.000%, 11/01/28 - FGIC Insured           No Opt. Call       AAA           440,616

       4,875 McKeesport Area School District,            No Opt. Call       AAA         1,668,908
              Allegheny County, Pennsylvania,
              General Obligation Bonds,
              Series 1997D, 0.000%, 10/01/24 - MBIA
              Insured

       2,195 Montour School District, Allegheny          No Opt. Call       AAA         1,448,722
              County, Pennsylvania, General
              Obligation Bonds, Series 1993B,
              0.000%, 1/01/14 - MBIA Insured

             Plum Borough School District, Allegheny
              County, Pennsylvania, General
              Obligation Bonds, Series 2001:
       1,745   5.200%, 9/15/23 - FGIC Insured          9/11 at 100.00       AAA         1,831,953
       3,700   5.250%, 9/15/30 - FGIC Insured          9/11 at 100.00       AAA         3,859,507
-------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.6%

       4,500 Allegheny County Industrial Development  11/12 at 100.00       AAA         4,598,955
              Authority, Pennsylvania, Revenue
              Bonds, Guaranteed County Building
              Project, Series 2002A, 5.000%,
              11/01/29 - MBIA Insured

       1,000 Allegheny County Redevelopment           12/10 at 101.00       N/R         1,094,350
              Authority, Pennsylvania, Tax Increment
              Finance Bonds, Waterfront Project,
              Series 2000A, 6.300%, 12/15/18

----
16

   Principal                                            Optional Call                    Market
Amount (000) Description                                  Provisions* Ratings**           Value
-----------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    775 Delaware Valley Regional Finance            No Opt. Call       Aa2 $       897,969
              Authority, Pennsylvania, Local
              Government Revenue Bonds, Series 2002,
              5.750%, 7/01/17

       1,000 Harrisburg Parking Authority,             9/11 at 100.00       Aaa       1,036,680
              Pennsylvania, Guaranteed Revenue
              Refunding Bonds, Series 2001J, 5.000%,
              9/01/22 - MBIA Insured

             Pennsylvania Turnpike Commission, Oil
              Franchise Tax Senior Lien Revenue
              Bonds, Series 2003A:
       1,000   5.250%, 12/01/15 - MBIA Insured        12/13 at 100.00       AAA       1,120,220
       1,150   5.250%, 12/01/17 - MBIA Insured        12/13 at 100.00       AAA       1,274,108

       1,000 Philadelphia Redevelopment Authority,     4/12 at 100.00       AAA       1,084,010
              Pennsylvania, Revenue Bonds,
              Philadelphia Neighborhood
              Transformation Initiative, Series
              2002A, 5.500%, 4/15/22 - FGIC Insured

       1,000 Puerto Rico Highway and Transportation      No Opt. Call       AAA       1,157,430
              Authority, Highway Revenue Bonds,
              Series 2003AA, 5.500%, 7/01/20 - MBIA
              Insured
-----------------------------------------------------------------------------------------------
             Transportation - 11.8%

       2,500 City of Philadelphia, Pennsylvania,       6/07 at 102.00       AAA       2,562,200
              Airport Revenue Bonds, Philadelphia
              Airport System, Series 1997B, 5.400%,
              6/15/27 (Alternative Minimum Tax) -
              FGIC Insured

             Pittsburgh and Allegheny County Sports
             and Exhibition Authority, Pennsylvania,
             Parking Revenue Bonds, Series 2001A:
       1,000   5.300%, 12/01/21 - AMBAC Insured       12/06 at 100.00       Aaa       1,076,230
       4,500   5.375%, 12/01/30 - AMBAC Insured       12/06 at 100.00       Aaa       4,785,885

       3,000 Pittsburgh Public Parking Authority,      6/10 at 100.00       AAA       3,425,070
              Pennsylvania, Parking System Revenue
              Bonds, Series 2000, 6.000%, 12/01/24 -
              AMBAC Insured

       4,535 Pittsburgh Public Parking Authority,        No Opt. Call       AAA       5,084,506
              Pennsylvania, Parking System Revenue
              Refunding Bonds, Series 2002, 5.000%,
              12/01/11 - AMBAC Insured

       2,000 Susquehanna Area Regional Airport         1/13 at 100.00       Aaa       2,040,180
              Authority, Pennsylvania, Airport
              System Revenue Bonds, Series 2003B,
              5.000%, 1/01/33 - AMBAC Insured
-----------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.7%

       1,525 Allegheny County Hospital Development       No Opt. Call       AAA       1,925,770
              Authority, Pennsylvania, Hospital
              Revenue Bonds, Allegheny Valley
              Hospital Sublessee, Series 1982Q,
              7.000%, 8/01/15

       2,850 Deer Lakes School District, Allegheny     1/04 at 100.00       AAA       3,277,300
              County, Pennsylvania, General
              Obligation Bonds, Series 1995, 6.350%,
              1/15/14 - MBIA Insured

       1,320 Delaware County Authority,               12/06 at 102.00       Aaa       1,480,142
              Pennsylvania, Health Facilities
              Revenue Bonds, Mercy Health
              Corporation of Southeastern
              Pennsylvania Obligation Group, Series
              1996, 6.000%, 12/15/26

             Mckeesport Area School District,
             Allegheny County, Pennsylvania, General
             Obligation Bonds, Series 1996A:
         760   6.000%, 10/01/25 (Pre-refunded to      10/06 at 100.00       AAA         851,276
              10/01/06) - FSA Insured
       1,240   6.000%, 10/01/25 (Pre-refunded to      10/06 at 100.00       AAA       1,388,924
              10/01/06) - FSA Insured

       2,000 Pennsylvania Economic Development        12/05 at 102.00    BBB***       2,271,580
              Financing Authority, MacMillan Bloedel
              Limited Partnership, Exempt Facilities
              Revenue Bonds, Series 1995, 7.600%,
              12/01/20 (Alternative Minimum Tax)
              (Pre-refunded to 12/01/05)

             Pennsylvania Intergovernmental
             Cooperative Authority, Special Tax
             Revenue Bonds, City of Philadelphia
             Funding Program, Series 1994:
       1,390   7.000%, 6/15/05 - FGIC Insured            No Opt. Call       AAA       1,511,792
       1,500   7.000%, 6/15/14 (Pre-refunded to        6/05 at 100.00       AAA       1,630,950
              6/15/05) - FGIC Insured

         650 City of Philadelphia, Pennsylvania, Gas     No Opt. Call       AAA         816,413
              Works Revenue Bonds, Twelfth Series B,
              7.000%, 5/15/20 - MBIA Insured

       2,000 Philadelphia Hospitals and Higher           No Opt. Call   BBB+***       2,221,920
              Education Facilities Authority,
              Pennsylvania, Hospital Revenue
              Refunding Bonds, Pennsylvania
              Hospital, Series 1996, 6.250%, 7/01/06

         935 West View Borough Municipal Authority,      No Opt. Call       AAA       1,320,641
              Allegheny County, Pennsylvania,
              Special Obligation Bonds, Series
              1985A, 9.500%, 11/15/14

----
17

Portfolio of Investments (Unaudited)
NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Utilities - 4.0%

    $  1,875 Allegheny County Industrial Development     No Opt. Call       AAA $  1,961,306
              Authority, Pennsylvania, Pollution
              Control Revenue Refunding Bonds,
              Duquesne Light Company Project, Series
              1999A, 4.350%, 12/01/13 - AMBAC Insured

         550 Lehigh County Industrial Development      8/05 at 102.00       AAA      598,648
              Authority, Pennsylvania, Pollution
              Control Revenue Refunding Bonds,
              Pennsylvania Power and Light Company
              Project, Series 1995A, 6.150%, 8/01/29
              - MBIA Insured

       1,000 Northampton County Industrial             7/05 at 102.00       AAA    1,086,810
              Development Authority, Pennsylvania,
              Pollution Control Revenue Refunding
              Bonds, Metropolitan Edison Company
              Project, Series 1995A, 6.100%, 7/15/21
              - MBIA Insured

       2,650 Philadelphia, Pennsylvania, Gas Works     8/13 at 100.00       AAA    2,706,710
              Revenue Bonds, General Ordinance,
              Fourth Series 1998, 5.000%, 8/01/32 -
              FSA Insured
--------------------------------------------------------------------------------------------
             Water and Sewer - 4.2%

       5,000 Delaware County Industrial Development   10/12 at 100.00       AAA    5,173,300
              Authority, Pennsylvania, Water
              Facilities Revenue Bonds, Philadelphia
              Water Company Project, Series 2001,
              5.350%, 10/01/31 (Alternative Minimum
              Tax) - AMBAC Insured

       1,500 Luzerne County Industrial Development    12/04 at 102.00       Aaa    1,613,862
              Authority, Exempt Facilities Revenue
              Refunding Bonds, Pennsylvania Gas and
              Water Company Project, Series 1994A,
              7.000%, 12/01/17 (Alternative Minimum
              Tax) - AMBAC Insured
--------------------------------------------------------------------------------------------
    $164,640 Total Long-Term Investments (cost                                   155,144,148
              $148,455,339) - 96.7%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 3.3%                                  5,305,141
             -------------------------------------------------------------------------------
             Net Assets - 100%                                                  $160,449,289
             -------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.


                                See accompanying notes to financial statements.

----
18

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND
November 30, 2003


   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

    $  2,255 Puerto Rico, The Children's Trust Fund,   5/12 at 100.00       BBB $2,152,465
              Tobacco Settlement Asset-Backed
              Refunding Bonds, Series 2002, 5.375%,
              5/15/33

         500 James City County Industrial              4/07 at 101.00        A+    521,480
              Development Authority, Virginia,
              Sewage and Solid Waste Disposal
              Facilities Revenue Bonds, Anheuser
              Busch Project, Series 1997, 6.000%,
              4/01/32 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Education and Civic Organizations - 8.3%

       2,000 Alexandria Industrial Development         1/09 at 101.00        A1  2,152,520
              Authority, Virginia, Educational
              Facilities Revenue Bonds,
              Episcopal High School, Series 1999,
              5.875%, 1/01/29

       1,500 Alexandria Industrial Development        10/10 at 101.00       AAA  1,703,505
              Authority, Virginia, Fixed Rate
              Revenue Bonds, Institute for Defense
              Analyses, Series 2000A, 5.900%,
              10/01/30 - AMBAC Insured

             Danville Industrial Development
             Authority, Virginia, Student Housing
             Revenue Bonds, Collegiate Housing
             Foundation, Averett College Project,
             Series 1999A:
         680  6.875%, 6/01/20                          6/09 at 102.00       N/R    649,080
       1,910  7.000%, 6/01/30                          6/09 at 102.00       N/R  1,808,063

             Industrial Development Authority of
             Loudoun County, Virginia, University
             Facilities Revenue Refunding Bonds, The
             George Washington University, Series of
             1992:
         500  6.250%, 5/15/12                          5/04 at 100.00        A2    506,980
       2,225  6.250%, 5/15/22                          5/04 at 100.00        A2  2,244,068

       1,000 City of Portsmouth, Virginia, Golf        5/07 at 102.00        AA  1,012,990
              Course System Revenue Bonds, Series
              1998, 5.000%, 5/01/23 - RAAI Insured

       1,135 Prince William County Industrial         10/13 at 101.00        A3  1,129,143
              Development Authority, Virginia,
              Educational Facilities Revenue Bonds,
              The Catholic Diocese of Arlington,
              Series 2003, 5.500%, 10/01/33 (WI,
              settling 12/10/03)

       2,000 Prince William County Park Authority,    10/09 at 101.00        A3  2,111,980
              Virginia, Park Facilities Revenue
              Refunding and Improvement Bonds,
              Series 1999, 6.000%, 10/15/28

       1,500 Industrial Development Authority of       7/11 at 100.00        B2  1,338,135
              Rockbridge County, Virginia, Virginia
              Horse Center Revenue and Refunding
              Bonds, Series 2001C, 6.850%, 7/15/21

         370 Staunton Industrial Development             No Opt. Call       N/R    382,380
              Authority, Virginia, Educational
              Facilities Revenue Bonds, Mary Baldwin
              College, Series 1996, 6.000%, 11/01/04

       1,250 University of Puerto Rico, University     6/10 at 100.00       AAA  1,423,338
              System Revenue Bonds, Series O,
              5.750%, 6/01/19 - MBIA Insured

       2,000 Virginia College Building Authority,      4/04 at 101.00      BBB+  2,023,640
              Educational Facilities Revenue
              Refunding Bonds, Roanoke College
              Project, Series 1992, 6.625%, 10/15/12

         420 Virginia College Building Authority,      1/04 at 102.00        AA    430,046
              Educational Facilities Revenue Bonds,
              Washington and Lee University Project,
              Series 1994, 5.750%, 1/01/14

       1,250 Virginia College Building Authority,      7/08 at 101.00        AA  1,271,112
              Educational Facilities Revenue
              Refunding Bonds, Marymount University
              Project, Series 1998, 5.125%, 7/01/28
              - RAAI Insured

             Winchester Industrial Development
             Authority, Virginia, Educational
             Facilities First Mortgage Revenue
             Bonds, Shenandoah University Project,
             Series 1994:
         180  6.700%, 10/01/14 - RAAI Insured         10/04 at 102.00        AA    191,747
          95  6.750%, 10/01/19 - RAAI Insured         10/04 at 102.00        AA    101,172
------------------------------------------------------------------------------------------
             Healthcare - 10.2%

       1,500 Albemarle County Industrial Development  10/12 at 100.00        A2  1,487,955
              Authority, Virginia, Hospital Revenue
              Bonds, Martha Jefferson Hospital,
              Series 2002, 5.250%, 10/01/35

       2,000 Fredericksburg Industrial Development     6/07 at 102.00       AAA  2,064,440
              Authority, Virginia, Hospital
              Facilities Revenue Refunding Bonds,
              MediCorp Health System Obligated
              Group, Series 1996, 5.250%, 6/15/23 -
              AMBAC Insured

       1,500 Fredericksburg Industrial Development     6/12 at 100.00        A3  1,500,990
              Authority, Virginia, Revenue Bonds,
              MediCorp Health System, Series 2002B,
              5.125%, 6/15/33

       1,110 Giles County Industrial Development      12/05 at 102.00       BBB  1,069,174
              Authority, Virginia, Exempt Facility
              Revenue Bonds, Hoechst Celanese
              Project, Series 1995, 5.950%, 12/01/25
              (Alternative Minimum Tax)

       3,250 Hanover County Industrial Development       No Opt. Call       AAA  4,007,575
              Authority, Virginia, Hospital Revenue
              Bonds, Memorial Regional Medical
              Center Project, Series 1995, 6.375%,
              8/15/18 - MBIA Insured

----
19

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,000 Hanover County Industrial Development     8/05 at 102.00       AAA $2,118,400
              Authority, Virginia, Hospital Revenue
              Bonds, Bon Secours Health System
              Projects, Series 1995, 5.500%, 8/15/25
              - MBIA Insured

       2,000 Henrico County Economic Development      11/12 at 100.00        A-  2,055,980
              Authority, Virginia, Revenue Bonds,
              Bon Secours Health System Inc., Series
              2002A, 5.600%, 11/15/30

       1,450 Loudoun County Industrial Development     6/12 at 101.00      BBB-  1,496,081
              Authority, Virginia, Loudoun Hospital
              Center Revenue Bonds, Series 2002A,
              6.000%, 6/01/22

       1,250 Lynchburg Industrial Development          1/08 at 101.00        A+  1,261,038
              Authority, Virginia, Healthcare
              Facilities Revenue and Refunding
              Bonds, Centra Health, Series 1998,
              5.200%, 1/01/28

       2,710 Manassas Industrial Development           4/13 at 100.00        A2  2,738,726
              Authority, Virginia, Hospital Revenue
              Bonds, Prince William Hospital, Series
              2002, 5.250%, 4/01/33

       2,000 Medical College of Virginia Hospitals     7/08 at 102.00       AAA  2,053,200
              Authority, General Revenue Bonds,
              Series 1998, 5.125%, 7/01/23 - MBIA
              Insured

         350 Richmond, Virginia, Industrial            2/04 at 100.00       AA-    351,614
              Development Authority, Revenue,
              Medical Facility, Richmond
              Metropolitan Blood Service, 7.125%,
              2/01/11

       2,785 Roanoke County Industrial Development     7/12 at 100.00       AAA  3,040,607
              Authority, Virginia, Hospital Revenue
              Bonds, Carilion Health System, Series
              2002A, 5.500%, 7/01/19 - MBIA Insured
------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.5%

         985 Arlington County Industrial Development   5/10 at 100.00       Aaa  1,047,587
              Authority, Virginia, Multifamily
              Housing Revenue Bonds, Patrick Henry
              Apartments Project, Series 2000,
              6.050%, 11/01/32 (Alternative Minimum
              Tax) (Mandatory put 11/01/20)

       1,105 Industrial Development Authority of      11/10 at 102.00       AAA  1,190,240
              Arlington County, Virginia,
              Multifamily Housing Mortgage Revenue
              Bonds, Berkeley Apartments, Series
              2000, 5.850%, 12/01/20 (Alternative
              Minimum Tax)

       1,045 Chesterfield County Industrial            4/12 at 102.00       Aa2  1,085,149
              Development Authority, Virginia,
              Multifamily Housing Revenue Bonds,
              GNMA Mortgage-Backed Securities
              Program, Fore Courthouse Senior
              Apartments Project, Series 2002A,
              5.600%, 10/20/31 (Alternative Minimum
              Tax)

       1,200 Fairfax County Redevelopment and          9/06 at 102.00       AAA  1,229,160
              Housing Authority, Virginia,
              FHA-Insured Mortgage Housing for the
              Elderly, Revenue Refunding Bonds,
              Little River Glen, Series 1996,
              6.100%, 9/01/26

       3,665 Henrico County Economic Development       7/09 at 102.00       AAA  4,109,711
              Authority, Virginia, GNMA
              Mortgage-Backed Securities Beth Sholom
              Assisted Living Revenue Bonds, Series
              1999A, 6.000%, 7/20/39

       1,000 Lynchburg Redevelopment and Housing       4/10 at 102.00       AAA  1,024,210
              Authority, Virginia, Vistas Revenue
              Bonds - GNMA Mortgage- Backed
              Securities Financing, Series 2000A,
              6.200%, 1/20/40 (Alternative Minimum
              Tax)

         480 Suffolk Redevelopment and Housing         1/04 at 101.00      Baa2    484,522
              Authority, Virginia, Multifamily
              Housing Revenue Refunding Bonds, Chase
              Heritage Project, Series 1994, 7.000%,
              7/01/24 (Mandatory put 7/01/04)

       2,940 Virginia Beach Development Authority,    10/14 at 102.00       N/R  2,833,748
              Virginia, Multifamily Residential
              Rental Housing Revenue Bonds,
              The Hamptons and Hampton Court
              Apartments Project, Series 1999,
              7.500%, 10/01/39 (Alternative Minimum
              Tax)

         610 Virginia Housing Development Authority,   6/06 at 100.00       AA+    617,229
              Rental Housing Bonds, 2001 Series L,
              5.000%, 12/01/20
------------------------------------------------------------------------------------------
             Housing/Single Family - 2.3%

       1,000 Puerto Rico Housing Finance Authority,    6/13 at 100.00       AAA  1,006,810
              Home Mortgage Revenue Bonds,
              Mortgage-Backed Securities Program,
              Series 2003A, 4.875%, 6/01/34
              (Alternative Minimum Tax)

       4,500 Virginia Housing Development Authority,   7/11 at 100.00       AAA  4,587,750
              Commonwealth Mortgage Bonds, Series
              2001H, Subseries H-1, 5.350%, 7/01/31
              - MBIA Insured
------------------------------------------------------------------------------------------
             Industrials - 1.7%

       2,250 Charles County Industrial Development       No Opt. Call       BBB  2,329,920
              Authority, Virginia, Solid Waste
              Disposal Facility Revenue Refunding
              Bonds, USA Waste of Virginia, Inc.
              Project, Series 1999, 4.875%, 2/01/09
              (Alternative Minimum Tax)

       2,000 Henrico County Industrial Development       No Opt. Call       BB-  1,825,460
              Authority, Virginia, Solid Waste
              Disposal Revenue Bonds,
              Browning-Ferris Industries of South
              Atlantic, Inc. Project, Series 1996A,
              5.450%, 1/01/14 (Alternative Minimum
              Tax)

----
20

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Long-Term Care - 1.0%

    $  1,000 Chesterfield County Health Center        12/06 at 102.00       AAA $1,043,960
              Commission, Virginia, GNMA
              Collateralized Mortgage Revenue Bonds,
              Lucy Corr Nursing Home Project, Series
              1996, 5.875%, 12/01/21

         500 Fairfax County Redevelopment and         12/06 at 103.00       AAA    528,685
              Housing Authority, Virginia,
              Multifamily Housing Revenue Refunding
              Bonds, FHA-Insured Mortgage Loan -
              Paul Spring Retirement Center, Series
              1996A, 6.000%, 12/15/28

         850 Henrico County Industrial Development     1/04 at 102.00       AAA    869,831
              Authority, Virginia, FHA-Insured
              Nursing Facilities Mortgage Revenue
              Refunding Bonds, Cambridge Manor
              Nursing Home, Series 1993, 5.875%,
              7/01/19
------------------------------------------------------------------------------------------
             Materials - 5.1%

       2,500 Industrial Development Authority of the   2/08 at 102.00       Ba3  2,083,125
              County of Bedford, Virginia,
              Industrial Development Refunding
              Revenue Bonds, Nekoosa Packaging
              Corporation, Series 1998, 5.600%,
              12/01/25 (Alternative Minimum Tax)

       2,000 Bedford County Industrial Development    12/09 at 101.00       Ba3  1,821,100
              Authority, Virginia, Industrial
              Development Revenue Refunding Bonds,
              Nekoosa Packaging Corporation, Series
              1999, 6.300%, 12/01/25 (Alternative
              Minimum Tax)

       2,000 Covington-Alleghany County Industrial     9/04 at 102.00       BBB  2,066,760
              Development Authority, Virginia,
              Pollution Control Facilities Revenue
              Refunding Bonds, Westvaco Corporation
              Project, Series 1994, 6.650%, 9/01/18

       3,545 Isle of Wight County Industrial           4/04 at 102.00       BBB  3,637,737
              Development Authority, Virginia, Solid
              Waste Disposal Facilities Revenue
              Bonds, Union Camp Corporation Project,
              Series 1994, 6.550%, 4/01/24
              (Alternative Minimum Tax)

       3,000 Isle of Wight County Industrial           5/07 at 102.00       BBB  3,064,980
              Development Authority, Virginia, Solid
              Waste Disposal Facilities Revenue
              Bonds, Union Camp Corporation Project,
              Series 1997, 6.100%, 5/01/27
              (Alternative Minimum Tax)
------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.8%

       2,500 Bristol, Virginia, General Obligation     3/13 at 100.00       AAA  2,562,200
              Bonds, Series 2003, 5.000%, 3/01/25 -
              FSA Insured

       1,285 Charlottesville, Virginia, General          No Opt. Call       AAA  1,215,045
              Obligation Public Improvement
              Refunding Bonds, Series 2003,
              3.000%, 7/15/13

         480 Chesterfield County, Virginia, General    1/11 at 100.00       AAA    501,470
              Obligation Public Improvement Bonds,
              Series 2001, 5.000%, 1/15/21

             Hampton, Virginia, General Obligation
             Public Improvement Bonds, Series 2000:
       1,500  5.750%, 2/01/17                          2/10 at 102.00        AA  1,713,525
       1,685  6.000%, 2/01/20                          2/10 at 102.00        AA  1,956,285

       2,630 Loudoun County, Virginia, General         1/10 at 101.00       AA+  2,817,466
              Obligation Public Improvement Bonds,
              Series 2000B, 5.250%, 1/01/21

       2,125 Loudoun County, Virginia, General         5/12 at 100.00       AA+  2,293,619
              Obligation Public Improvement Bonds,
              Series 2002A, 5.250%, 5/01/20

       2,355 Newport News, Virginia, General           7/13 at 100.00        AA  2,528,375
              Obligation Bonds, Series 2002A,
              General Improvement and
              Water Projects, 5.000%, 7/01/18

             Newport News, Virginia, General
             Obligation Bonds, Series 2003B:
       1,630  5.000%, 11/01/15                        11/13 at 100.00        AA  1,796,798
       1,805  5.000%, 11/01/17                        11/13 at 100.00        AA  1,956,999

       1,555 Northern Mariana Islands, General         6/10 at 100.00         A  1,650,664
              Obligation Bonds, Series 2000A,
              6.000%, 6/01/20 - ACA Insured

       1,000 Pittsylvania County, Virginia, General    3/11 at 102.00         A  1,034,190
              Obligation Bonds, Series 2001, 5.125%,
              3/01/23

       1,000 City of Roanoke, Virginia, General       10/12 at 101.00        AA  1,085,910
              Obligation Public Improvement Bonds,
              Series 2002A, 5.000%, 10/01/17

       1,000 City of Virginia Beach, Virginia,         6/11 at 101.00       AA+  1,056,060
              General Obligation Public Improvement
              Bonds, Series 2001, 5.000%, 6/01/20
------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 16.4%

         750 Bristol, Virginia, General Obligation    11/12 at 102.00       AAA    792,608
              Utility System Revenue Bonds, Series
              2002, 5.000%, 11/01/24 - FSA Insured

       2,000 Brunswick County Industrial Development   7/06 at 102.00       AAA  2,196,720
              Authority, Virginia, Correctional
              Facility Lease Revenue Bonds, Series
              1996, 5.500%, 7/01/17 - MBIA Insured

----
21

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,000 Caroline County Industrial Development    6/12 at 102.00       Aaa $1,031,890
              Authority, Virginia, Lease Revenue
              Bonds, Series 2002, 5.125%, 6/15/34 -
              AMBAC Insured

       1,500 Fairfax County Economic Development       6/13 at 101.00       AA+  1,663,785
              Authority, Virginia, Lease Revenue
              Bonds, Laurel Hill Public Facilities
              Project, Series 2003, 5.000%, 6/01/14

         860 Fairfax County Economic Development       9/09 at 102.00        AA  1,005,908
              Authority, Virginia, Parking Revenue
              Bonds, Vienna II Metrorail Station
              Project, First Series 1999, 6.000%,
              9/01/18

       1,000 Greater Richmond Convention Center        6/10 at 101.00        A-  1,121,970
              Authority, Virginia, Hotel Tax Revenue
              Bonds, Convention Center Expansion
              Project, Series 2000, 6.125%, 6/15/20

       1,000 Hampton Roads Regional Jail Authority,    7/06 at 102.00       AAA  1,080,110
              Virginia, Regional Jail Facility
              Revenue Bonds, Series 1996A, 5.500%,
              7/01/24 - MBIA Insured

       1,000 Harrisonburg, Virginia, General          12/10 at 102.00       AAA  1,133,490
              Obligation Public Recreational
              Facility Revenue Bonds, Series 2000,
              5.750%, 12/01/29 - FSA Insured

         750 Loudoun County, Virginia, Certificates      No Opt. Call       AAA    890,040
              of Participation, Series E, 7.200%,
              10/01/10 - AMBAC Insured

       1,840 Loudoun County, Virginia, Industrial      3/13 at 100.00        AA  1,949,664
              Development Authority, Public Facility
              Lease Revenue Refunding Bonds, Series
              2003, 5.000%, 3/01/19

       1,000 Middlesex County, Virginia, Industrial    8/09 at 102.00       AAA  1,137,360
              Development Authority, Lease Revenue
              Bonds, School Facilities Project,
              Series 1999, 6.000%, 8/01/24 - MBIA
              Insured

         675 Norfolk Redevelopment and Housing        11/09 at 102.00       AA+    751,066
              Authority, Virginia, Educational
              Facility Revenue Bonds, State Board
              for Community Colleges-Tidewater
              Community College Downtown Campus,
              Series 1999, 5.500%, 11/01/19

       1,000 Northampton County and Towns, Virginia,   2/13 at 101.00        AA  1,005,880
              Joint Industrial Development
              Authority, Lease Revenue Bonds, County
              Capital Projects, Series 2002, 5.000%,
              2/01/33 - RAAI Insured

             Prince William County Industrial
             Development Authority, Virginia, Lease
             Revenue Bonds, ATCC Project, Series
             1996:
       2,000   6.000%, 2/01/14                         2/06 at 102.00       Aa3  2,092,560
       1,000   6.000%, 2/01/18                         2/06 at 102.00       Aa3  1,036,040

       1,575 Prince William County, Maryland, Lease    6/12 at 100.00       Aa2  1,704,575
              Participation Certificates, Series
              2002, 5.250%, 12/01/18

       1,500 Puerto Rico Highway and Transportation      No Opt. Call       AAA  1,739,160
              Authority, Highway Revenue Bonds,
              Series 2003AA, 5.500%, 7/01/19 - MBIA
              Insured

       1,000 Puerto Rico Highway and Transportation    7/10 at 101.00       AAA  1,148,260
              Authority, Highway Revenue Bonds,
              Series 2000B, 5.750%, 7/01/19 - MBIA
              Insured

             Puerto Rico Public Buildings Authority,
             Guaranteed Government Facilities
             Revenue Refunding Bonds, Series 2002D:
         500   5.250%, 7/01/27                         7/12 at 100.00        A-    515,065
       1,800   5.250%, 7/01/36                         7/12 at 100.00        A-  1,848,366

       1,000 Puerto Rico Public Finance Corporation,     No Opt. Call       AAA  1,138,170
              Commonwealth Appropriation Bonds,
              Series 2002E, 5.500%, 8/01/27 - AMBAC
              Insured

       2,000 Spotsylvania County Industrial            1/13 at 100.00       AAA  2,062,760
              Development Authority, Virginia, Lease
              Revenue Bonds, School Facilities
              Project, Series 2003, 5.000%, 1/15/23
              - AMBAC Insured

       1,645 Spotsylvania County Industrial            8/13 at 100.00       AAA  1,719,436
              Development Authority, Virginia,
              Industrial Development Lease Revenue
              Bonds, School Facilities Project,
              Series 2003B, 5.125%, 8/01/23 - AMBAC
              Insured

       2,000 Virgin Islands Public Finance            10/10 at 101.00       BBB  2,213,680
              Authority, Gross Receipts Taxes Loan
              Bonds, Series 1999A, 6.500%, 10/01/24

       2,000 Virginia College Building Authority,      2/12 at 100.00       AA+  2,075,260
              Educational Facilities Revenue Bonds,
              21st Century College and Equipment
              Program, Series 2002A, 5.000%, 2/01/22

       1,500 Virginia Commonwealth Transportation      5/07 at 101.00       AA+  1,604,625
              Board, Transportation Revenue
              Refunding Bonds, U.S. Route 58
              Corridor Development Program, Series
              1997C, 5.125%, 5/15/19

----
22

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             Tax Obligation Limited (continued)

    $  1,500 Virginia Public Building Authority,       8/10 at 100.00       AA+ $1,704,045
             Public Facilities Revenue Bonds, Series
             2000A, 5.750%, 8/01/16

             Virginia Resources Authority,
              Infrastructure Revenue Bonds, Pooled
              Loan Bond Program, Series 2002A:
       1,650   5.000%, 5/01/20                         5/11 at 101.00        AA  1,732,649
         620   5.000%, 5/01/21                         5/11 at 101.00        AA    647,931
------------------------------------------------------------------------------------------
             Transportation - 10.5%

         750 Charlottesville-Albemarle Airport        12/05 at 102.00       BBB    776,678
              Authority, Virginia, Airport Revenue
              Refunding Bonds, Series 1995, 6.125%,
              12/01/13 (Alternative Minimum Tax)

       1,250 Chesapeake, Virginia, Chesapeake          7/09 at 101.00      Baa2  1,311,425
              Expressway Toll Road Revenue Bonds,
              Series 1999A, 5.625%, 7/15/19

             Loudoun County, Virginia, Industrial
             Development Authority, Air Cargo
             Facility Revenue, Washington Dulles Air
             Cargo:
       2,180   7.000%, 1/01/09 (Alternative Minimum    1/04 at 100.00       N/R  2,179,782
              Tax)
         600   6.500%, 1/01/09 (Alternative Minimum    1/06 at 102.00       N/R    588,960
              Tax)

             Metropolitan Washington Airports
              Authority, Virginia, Airport System
              Revenue Bonds, Series 2001B:
       1,475   5.000%, 10/01/26 - MBIA Insured        10/11 at 101.00       AAA  1,496,491
       1,250   5.000%, 10/01/31 - MBIA Insured        10/11 at 101.00       AAA  1,262,825

       1,160 Metropolitan Washington Airports         10/04 at 102.00       AAA  1,219,717
              Authority, Virginia, Airport System
              Revenue Bonds, Series 1994A, 5.750%,
              10/01/20 (Alternative Minimum Tax) -
              MBIA Insured

         900 Metropolitan Washington Airports         10/07 at 101.00       Aa3    927,864
              Authority, Virginia, Airport System
              Revenue Bonds, Series B, 5.500%,
              10/01/23 (Alternative Minimum Tax)

         225 Metropolitan Washington Airports         10/08 at 101.00       Aa3    224,287
              Authority, Virginia, Airport System
              Revenue Bonds, Series 1998A, 5.000%,
              10/01/28

       3,000 Norfolk Airport Authority, Virginia,      7/11 at 100.00       AAA  3,078,180
              Airport Revenue Bonds, Series 2001A,
              5.125%, 7/01/31 - FGIC Insured

             Pocahontas Parkway Association,
             Virginia, Route 895 Connector Toll Road
             Senior Lien Revenue Bonds, Series 1998A:
       5,000  0.000%, 8/15/16                           8/08 at 64.81      Baa3  1,842,150
       5,500  5.500%, 8/15/28                          8/08 at 102.00      Baa3  4,245,615

       1,750 Puerto Rico Ports Authority, Special      6/06 at 102.00       CCC  1,156,295
              Facilities Revenue Bonds, American
              Airlines, Inc. Project, Series 1996A,
              6.250%, 6/01/26 (Alternative Minimum
              Tax)

       1,730 Richmond Metropolitan Authority,            No Opt. Call       AAA  1,919,072
              Virginia, Expressway Revenue Refunding
              Bonds, Series 2002, 5.250%, 7/15/22 -
              FGIC Insured

       1,485 Richmond Metropolitan Authority,            No Opt. Call       AAA  1,647,296
              Virginia, Expressway Revenue Refunding
              Bonds, Series 2002, 5.250%, 7/15/22 -
              FGIC Insured

       1,000 Virginia Port Authority, Port             7/07 at 101.00       AAA  1,049,960
              Facilities Revenue Bonds, Series 1997,
              5.500%, 7/01/24 (Alternative Minimum
              Tax) - MBIA Insured

       1,000 Virginia Resources Authority, Airport     2/11 at 100.00       Aa2  1,050,810
              Revolving Fund Revenue Bonds, Series
              2001A, 5.250%, 8/01/23
------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.2%

       1,180 Puerto Rico, The Children's Trust Fund,   7/10 at 100.00       AAA  1,326,993
              Tobacco Settlement Asset-Backed Bonds,
              Series 2000, 5.750%, 7/01/20
              (Pre-refunded to 7/01/10)

         150 Fairfax County Water Authority,           4/07 at 102.00       AAA    172,819
              Virginia, Water Revenue Refunding
              Bonds, Series 1992, 6.000%, 4/01/22
              (Pre-refunded to 4/01/07)

         500 Hampton Industrial Development           11/06 at 100.00    Aa2***    568,470
              Authority, Virginia, Hospital Revenue
              and Refunding Bonds, Sentara Hampton
              General Hospital, Series 1994A,
              6.500%, 11/01/12 (Pre-refunded to
              11/01/06)

       2,000 Henrico County Industrial Development     8/05 at 102.00     AA***  2,227,200
              Authority, Virginia, Public Facility
              Lease Revenue Bonds, Henrico County
              Regional Jail Project, Series 1994,
              7.000%, 8/01/13 (Pre-refunded to
              8/01/05)

       2,000 Peninsula Ports Authority, Virginia,      8/06 at 100.00   BBB+***  2,115,420
              Healthcare Facilities Refunding
              Revenue, Mary Immaculate Project,
              7.000%, 8/01/17 (Pre-refunded to
              8/01/06)

----
23

Portfolio of Investments (Unaudited)
NUVEEN VIRGINIA MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                            Optional Call               Market
Amount (000) Description                                  Provisions* Ratings**      Value
------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  2,250 Industrial Development Authority of the  10/05 at 102.00       Aaa $2,519,302
              County of Prince William, Virginia,
              Hospital Facility Revenue Bonds,
              Potomac Hospital Corporation of Prince
              William, Series 1995, 6.850%, 10/01/25
              (Pre-refunded to 10/01/05)

       2,500 Prince William County Park Authority,    10/04 at 102.00    N/R***  2,674,025
              Virginia, Revenue Bonds, Series 1994,
              6.875%, 10/15/16 (Pre-refunded to
              10/15/04)

             Puerto Rico Infrastructure Financing
              Authority, Special Obligation Bonds,
              Series 2000A:
         500  5.500%, 10/01/32                        10/10 at 101.00       AAA    546,245
       1,500  5.500%, 10/01/40                        10/10 at 101.00       AAA  1,635,930

       1,500 Richmond Redevelopment and Housing        3/05 at 102.00       AAA  1,633,635
              Authority, Virginia, Project Revenue
              Bonds, Old Manchester Project, Series
              1994, 6.800%, 3/01/15 (Pre-refunded to
              3/01/05) - FSA Insured

         580 Virginia College Building Authority,      1/04 at 102.00       AAA    594,048
              Educational Facilities Revenue Bonds,
              Washington and Lee University Project,
              Series 1994, 5.750%, 1/01/14
              (Pre-refunded to 1/01/04)

       1,000 Virginia Resources Authority, Water and  10/07 at 100.00     AA***  1,133,050
              Sewer System Revenue Bonds, Sussex
              County Project, Series 1995A, 5.600%,
              10/01/25 (Pre-refunded to 10/01/07)

         680 Winchester Industrial Development        10/04 at 102.00     AA***    725,648
              Authority, Virginia, Educational
              Facilities First Mortgage Revenue
              Bonds, Shenandoah University Project,
              Series 1994, 6.750%, 10/01/19
              (Pre-refunded to 10/01/04) - RAAI
              Insured
------------------------------------------------------------------------------------------
             Utilities - 8.3%

             Bristol, Virginia, Utility System
             Revenue Refunding Bonds, Series 2003:
       1,115  5.000%, 7/15/17 - MBIA Insured           7/13 at 100.00       AAA  1,198,268
       2,000  5.250%, 7/15/23 - MBIA Insured           7/13 at 100.00       AAA  2,126,520

       2,000 Mecklenburg County Industrial            10/12 at 100.00      BBB-  2,037,460
              Development Authority, Virginia,
              Exempt Facility Revenue Refunding
              Bonds, UAE LP Project, Series 2002,
              6.500%, 10/15/17

       4,335 Puerto Rico Electric Power Authority,       No Opt. Call       AAA  5,607,409
              Power Revenue Bonds, DRIVERS Series
              147, 14.230%, 1/01/09 (IF)

             City of Richmond, Virginia, Public
             Utility Revenue Refunding Bonds, Series
             2002:
       1,500  5.000%, 1/15/27 - FSA Insured            1/12 at 100.00       AAA  1,531,455
       4,800  5.000%, 1/15/33 - FSA Insured            1/12 at 100.00       AAA  4,875,024

       1,000 Industrial Development Authority of      12/03 at 100.00      Baa2  1,003,710
              Russell County, Virginia, Pollution
              Control Revenue Bonds, Appalachian
              Power Company Project, Series 1990G,
              7.700%, 11/01/07 (Pre-refunded to
              12/19/03)

       1,960 Virginia Resources Authority, Prince      4/05 at 102.00        AA  2,034,970
              William County, Virginia, Solid Waste
              Disposal System Revenue Refunding
              Bonds, Series 1995A, 5.500%, 4/01/15
------------------------------------------------------------------------------------------
             Water and Sewer - 11.4%

       1,000 Fairfax County, Virginia, Sewer Revenue   7/06 at 102.00       AAA  1,100,320
              Bonds, Series 1996, 5.875%, 7/15/28 -
              MBIA Insured

       1,000 Fairfax County Water Authority,             No Opt. Call       AAA  1,086,810
              Virginia, Water Revenue Refunding
              Bonds, Series 1997, 5.000%, 4/01/21

       2,045 Fairfax County Water Authority,           4/07 at 102.00       AAA  2,302,179
              Virginia, Water Revenue Refunding
              Bonds, Series 1992, 6.000%, 4/01/22

             Fairfax County Water Authority,
             Virginia, Water Revenue Refunding
             Bonds, Series 2002:
       1,925  5.375%, 4/01/21                          4/12 at 100.00       AAA  2,087,605
       1,000  5.000%, 4/01/27                          4/12 at 100.00       AAA  1,024,680

       1,395 Henry County Public Service Authority,      No Opt. Call       AAA  1,601,739
              Virginia, Water and Sewer Revenue
              Refunding Bonds, Series 2001, 5.500%,
              11/15/19 - FSA Insured

       1,850 Leesburg Virginia Utility System          7/07 at 102.00       AAA  1,950,307
              Refunding Revenue, 5.125%, 7/01/22 -
              MBIA Insured

       1,000 Loudoun County Sanitation Authority,      1/07 at 102.00       AAA  1,020,270
              Virginia, Water and Sewer System
              Revenue Refunding Bonds, Series 1996,
              5.125%, 1/01/26 - FGIC Insured

       2,900 Prince William County Service             7/08 at 101.00       AAA  2,889,241
              Authority, Virginia, Water and Sewer
              System Refunding Revenue Bonds, Series
              1997, 4.750%, 7/01/29 - FGIC Insured

       2,000 Spotsylvania County, Virginia, Water      6/07 at 102.00       AAA  2,140,040
              and Sewer System Revenue Bonds, Series
              1997, 5.400%, 6/01/27 - MBIA Insured

----
24

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  1,270 Upper Occoquan Sewage Authority,          1/04 at 102.00       AAA $  1,298,753
              Virginia, Regional Sewerage System
              Revenue Refunding Bonds, Series 1993,
              5.000%, 7/01/21 - FGIC Insured

         750 City of Virginia Beach, Virginia, Storm   9/10 at 101.00       Aa3      868,553
              Water Utility Revenue Bonds, Series
              2000, 6.000%, 9/01/20

       1,000 Virginia Resources Authority, Sewer      10/05 at 102.00        AA    1,042,680
              System Revenue Bonds, Hopewell
              Regional Wastewater Treatment Facility
              Project, Series 1995A, 6.000%,
              10/01/25 (Alternative Minimum Tax)

       1,000 Virginia Resources Authority, Clean      10/10 at 100.00       AAA    1,128,120
              Water, State Revolving Fund Revenue
              Bonds, Series 1999, 5.625%, 10/01/22

             Virginia Resources Authority, Clean
             Water, State Revolving Fund Revenue
             Bonds, Series 2000, RITES Series PA790R:
         500  14.527%, 10/01/14 (IF)                  10/10 at 100.00       AAA      730,300
         410  14.527%, 10/01/15 (IF)                  10/10 at 100.00       AAA      598,846
       1,900  14.527%, 10/01/16 (IF)                  10/10 at 100.00       AAA    2,775,140

       2,485 Virginia Resources Authority, Water and   5/11 at 101.00        AA    2,654,176
              Sewer System Revenue Bonds, Caroline
              County Public Improvements Project,
              Series 2001, 5.250%, 5/01/21
--------------------------------------------------------------------------------------------
    $235,800 Total Long-Term Investments (cost $232,897,826) - 98.8%             244,363,744
             ------------------------------------------------------------------ ------------
------------                                          ---------------
             Other Assets Less Liabilities - 1.2%                                  3,003,561
             -------------------------------------------------------------------------------
             Net Assets - 100%                                                  $247,367,305
             -------------------------------------------------------------------------------

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/R Investment is not rated.
          (WI) Security purchased on a when-issued basis.
          (IF) Inverse floating rate security.



                                See accompanying notes to financial statements.

----
25

Statement of Assets and Liabilities (Unaudited)
November 30, 2003

                                                       Maryland  Pennsylvania     Virginia
------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost                $105,356,417
 $100,863,331, $148,455,339 and
 $232,897,826, respectively)                                    $155,144,148  $244,363,744
Cash                                                 2,000,763       247,018     1,215,870
Receivables:
 Interest                                            1,970,731     2,588,608     4,100,111
 Investments sold                                           --     2,600,464            --
 Shares sold                                           521,541       617,048       190,351
Other assets                                               379           557           867
------------------------------------------------------------------------------------------
   Total assets                                    109,849,831   161,197,843   249,870,943
------------------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                               1,134,336            --     1,133,432
 Shares redeemed                                         2,170        15,490       178,212
Accrued expenses:
 Management fees                                        48,086        71,508       109,822
 12b-1 distribution and service fees                    26,286        34,702        55,471
 Other                                                  35,635        53,458        82,665
Dividends payable                                      375,586       573,396       944,036
------------------------------------------------------------------------------------------
   Total liabilities                                 1,622,099       748,554     2,503,638
------------------------------------------------------------------------------------------
Net assets                                        $108,227,732  $160,449,289  $247,367,305
------------------------------------------------------------------------------------------
Class A Shares
Net assets                                        $ 37,194,513  $ 67,048,493  $149,913,078
Shares outstanding                                   3,510,978     6,463,946    13,776,223
Net asset value per share                         $      10.59  $      10.37  $      10.88
Offering price per share (net asset
 value per share plus
 maximum sales charge of 4.20% of offering price) $      11.05  $      10.82  $      11.36
------------------------------------------------------------------------------------------
Class B Shares
Net assets                                        $ 15,069,807  $ 12,582,648  $ 21,977,838
Shares outstanding                                   1,420,506     1,212,165     2,023,624
Net asset value and offering price per            $      10.61
 share                                                          $      10.38  $      10.86
------------------------------------------------------------------------------------------
Class C Shares
Net assets                                        $ 14,313,508  $ 23,067,031  $ 22,830,125
Shares outstanding                                   1,351,913     2,228,767     2,101,446
Net asset value and offering price per            $      10.59
 share                                                          $      10.35  $      10.86
------------------------------------------------------------------------------------------
Class R Shares
Net assets                                        $ 41,649,904  $ 57,751,117  $ 52,646,264
Shares outstanding                                   3,922,219     5,575,253     4,847,746
Net asset value and offering price per            $      10.62
 share                                                          $      10.36  $      10.86
------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------
Capital paid-in                                   $103,790,418  $155,852,809  $235,433,315
Undistributed (Over-distribution of)                   131,035
 net investment income                                               (96,721)      196,035
Accumulated net realized gain (loss)                  (186,807)
 from investments                                                 (1,995,608)      272,037
Net unrealized appreciation of                       4,493,086
 investments                                                       6,688,809    11,465,918
------------------------------------------------------------------------------------------
Net assets                                        $108,227,732  $160,449,289  $247,367,305
------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
26

Statement of Operations (Unaudited)
Six Months Ended November 30, 2003

                                             Maryland Pennsylvania      Virginia
--------------------------------------------------------------------------------
Investment Income                        $ 2,754,518   $ 4,357,507  $ 6,857,990
--------------------------------------------------------------------------------
Expenses
Management fees                              286,322       436,618      667,209
12b-1 service fees - Class A                  34,463        66,931      149,289
12b-1 distribution and service
 fees - Class B                               70,626        58,857      101,384
12b-1 distribution and service
 fees - Class C                               49,886        83,672       84,189
Shareholders' servicing agent fees and
 expenses                                     41,967        62,223       80,896
Custodian's fees and expenses                 21,302        24,689       47,640
Trustees' fees and expenses                      802         1,279        1,967
Professional fees                              5,260         6,171        7,843
Shareholders' reports - printing and
 mailing expenses                             20,303        33,007       34,637
Federal and state registration fees            5,314         3,259        3,360
Other expenses                                 1,423         2,317        3,351
--------------------------------------------------------------------------------
Total expenses before custodian fee
 credit                                      537,668       779,023    1,181,765
 Custodian fee credit                         (6,468)       (3,390)     (15,581)
--------------------------------------------------------------------------------
Net expenses                                 531,200       775,633    1,166,184
--------------------------------------------------------------------------------
Net investment income                      2,223,318     3,581,874    5,691,806
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
 from Investments
Net realized gain (loss) from
 investments                                  32,929       (89,276)     120,149
Net change in unrealized appreciation
 (depreciation) of investments            (2,282,398)   (3,463,147)  (4,065,307)
--------------------------------------------------------------------------------
Net gain (loss) from investments          (2,249,469)   (3,552,423)  (3,945,158)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         $   (26,151)  $    29,451  $ 1,746,648
--------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
27

Statement of Changes in Net Assets (Unaudited)

                                                    Maryland                       Pennsylvania
                                         ------------------------------   ------------------------------
                                         Six Months Ended     Year Ended  Six Months Ended     Year Ended
                                                 11/30/03        5/31/03          11/30/03        5/31/03
-----------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  2,223,318  $  4,297,725       $  3,581,874  $  7,084,002
Net realized gain (loss) from                     32,929        443,920                          516,426
 investments                                                                       (89,276)
Net change in unrealized appreciation
 (depreciation) of investments                (2,282,398)     5,028,981         (3,463,147)    6,212,203
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  (26,151)    9,770,626             29,451    13,812,631
-----------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                         (743,623)   (1,439,726)        (1,493,500)   (3,156,093)
 Class B                                         (266,732)     (487,068)          (232,806)     (482,466)
 Class C                                         (255,183)     (425,734)          (439,063)     (714,142)
 Class R                                         (945,056)   (2,023,328)        (1,359,183)   (2,892,361)
From accumulated net realized gains
 from investments:
 Class A                                              --             --                --             --
 Class B                                              --             --                --             --
 Class C                                              --             --                --             --
 Class R                                              --             --                --             --
-----------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (2,210,594)   (4,375,856)        (3,524,552)   (7,245,062)
-----------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                9,884,993    18,563,568          8,634,391    22,986,216
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  1,323,150     2,702,231          1,817,699     3,646,795
-----------------------------------------------------------------------------------------------------------
                                               11,208,143    21,265,799         10,452,090    26,633,011
Cost of shares redeemed                        (5,952,476)   (9,586,207)        (9,193,978)  (17,595,061)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                   5,255,667    11,679,592          1,258,112     9,037,950
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets           3,018,922    17,074,362         (2,236,989)   15,605,519
Net assets at the beginning of period         105,208,810    88,134,448        162,686,278   147,080,759
-----------------------------------------------------------------------------------------------------------
Net assets at the end of period              $108,227,732  $105,208,810       $160,449,289  $162,686,278
-----------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $    131,035  $    118,311       $    (96,721) $   (154,043)
-----------------------------------------------------------------------------------------------------------

                                                    Virginia
                                         ------------------------------
                                         Six Months Ended     Year Ended
                                                 11/30/03        5/31/03
------------------------------------------------------------------------
Operations
Net investment income                        $  5,691,806  $ 11,336,097
Net realized gain (loss) from
 investments                                      120,149     1,002,017
Net change in unrealized appreciation
 (depreciation) of investments                 (4,065,307)    8,707,308
------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                1,746,648    21,045,422
------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (3,594,853)   (7,278,003)
 Class B                                         (436,776)     (788,828)
 Class C                                         (478,330)     (877,724)
 Class R                                       (1,318,602)   (2,690,006)
From accumulated net realized gains
 from investments:
 Class A                                              --      (211,858)
 Class B                                              --       (26,399)
 Class C                                              --       (28,739)
 Class R                                              --       (74,965)
------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (5,828,561)  (11,976,522)
------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares               14,738,956    34,584,560
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  2,758,850     5,471,728
------------------------------------------------------------------------
                                               17,497,806    40,056,288
Cost of shares redeemed                       (18,371,320)  (22,686,278)
------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                    (873,514)   17,370,010
------------------------------------------------------------------------
Net increase (decrease) in net assets          (4,955,427)   26,438,910
Net assets at the beginning of period         252,322,732   225,883,822
------------------------------------------------------------------------
Net assets at the end of period              $247,367,305  $252,322,732
------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $    196,035  $    332,790
------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
28

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Maryland Municipal Bond Fund ("Maryland"), Nuveen Pennsylvania Municipal Bond Fund ("Pennsylvania") and Nuveen Virginia Municipal Bond Fund ("Virginia") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Virginia had an outstanding when-issued purchase commitment of $1,133,432. There were no such outstanding purchase commitments in Maryland or Pennsylvania.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
29

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2003, Maryland and Virginia invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Pennsylvania did not invest in any such securities during the six months ended November 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                            Maryland
                                         ----------------------------------------------
                                            Six Months Ended             Year Ended
                                                11/30/03                   5/31/03
                                         ----------------------    ----------------------
                                             Shares       Amount       Shares       Amount
                                         ---------  -----------
------------------------------------------------------------------------------------------
Shares sold:
 Class A                                   536,935  $ 5,623,899      680,204  $ 7,145,680
 Class B                                    95,730    1,012,528      453,285    4,762,685
 Class C                                   258,105    2,723,186      504,192    5,287,218
 Class R                                    50,230      525,380      130,061    1,367,985
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    40,309      424,073       84,958      890,121
 Class B                                    10,329      108,857       19,825      208,152
 Class C                                    13,239      139,219       21,773      228,383
 Class R                                    61,722      651,001      130,919    1,375,575
------------------------------------------------------------------------------------------
                                         1,066,599   11,208,143    2,025,217   21,265,799
------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                  (213,077)  (2,234,204)    (467,406)  (4,905,352)
 Class B                                   (80,610)    (839,920)    (110,389)  (1,156,315)
 Class C                                  (125,123)  (1,314,332)     (94,078)    (990,516)
 Class R                                  (148,579)  (1,564,020)    (240,736)  (2,534,024)
------------------------------------------------------------------------------------------
                                          (567,389)  (5,952,476)    (912,609)  (9,586,207)
------------------------------------------------------------------------------------------
Net increase                               499,210  $ 5,255,667    1,112,608  $11,679,592
------------------------------------------------------------------------------------------


----
30

                                                           Pennsylvania
                                         ------------------------------------------------
                                            Six Months Ended            Year Ended
                                                11/30/03                  5/31/03
                                         ----------------------  ------------------------
                                             Shares       Amount      Shares        Amount
------------------------------------------------------------------------------------------
Shares sold:
 Class A                                   350,862  $ 3,625,181     823,671  $  8,475,740
 Class B                                    80,610      830,195     227,380     2,348,846
 Class C                                   297,591    3,073,565     846,423     8,720,062
 Class R                                   106,984    1,105,450     334,539     3,441,568
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    65,515      676,872     135,841     1,399,001
 Class B                                     8,150       84,270      16,761       172,882
 Class C                                    18,585      191,447      24,021       247,125
 Class R                                    83,851      865,110     177,686     1,827,787
------------------------------------------------------------------------------------------
                                         1,012,148   10,452,090   2,586,322    26,633,011
------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                  (475,611)  (4,894,791)   (789,306)   (8,120,547)
 Class B                                   (78,392)    (801,885)   (191,734)   (1,970,130)
 Class C                                  (128,121)  (1,310,805)   (213,233)   (2,200,958)
 Class R                                  (212,938)  (2,186,497)   (515,096)   (5,303,426)
------------------------------------------------------------------------------------------
                                          (895,062)  (9,193,978) (1,709,369)  (17,595,061)
------------------------------------------------------------------------------------------
Net increase                               117,086  $ 1,258,112     876,953  $  9,037,950
------------------------------------------------------------------------------------------

                                                              Virginia
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/03                   5/31/03
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    771,983  $  8,332,811   1,955,750  $ 21,079,405
 Class B                                    178,405     1,921,146     458,648     4,937,447
 Class C                                    277,728     3,014,265     614,995     6,619,300
 Class R                                    136,401     1,470,734     180,389     1,948,408
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    143,543     1,548,777     284,291     3,060,692
 Class B                                     20,364       219,261      36,711       394,569
 Class C                                     15,042       162,018      27,804       298,854
 Class R                                     76,957       828,794     159,846     1,717,613
--------------------------------------------------------------------------------------------
                                          1,620,423    17,497,806   3,718,434    40,056,288
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,111,886)  (11,991,726) (1,599,629)  (17,239,498)
 Class B                                    (99,529)   (1,067,137)   (118,873)   (1,275,678)
 Class C                                   (279,465)   (3,008,189)   (147,178)   (1,577,784)
 Class R                                   (214,471)   (2,304,268)   (240,988)   (2,593,318)
--------------------------------------------------------------------------------------------
                                         (1,705,351)  (18,371,320) (2,106,668)  (22,686,278)
                                         ----------  ------------  ----------  ------------
--------------------------------------------------------------------------------------------
Net increase (decrease)                     (84,928) $   (873,514)  1,611,766  $ 17,370,010
--------------------------------------------------------------------------------------------



----
31

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                                           Maryland Pennsylvania    Virginia
----------------------------------------------------------------------------
Purchases                                $9,498,905   $3,892,724 $18,497,996
Sales and maturities                      3,380,000    5,413,491  15,771,523
----------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                                             Maryland Pennsylvania     Virginia
-------------------------------------------------------------------------------
Cost of investments                      $100,771,226 $148,380,723 $232,615,661
-------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                            Maryland Pennsylvania      Virginia
-------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                            $5,542,571   $ 8,178,782  $15,102,691
 Depreciation                              (957,380)   (1,415,357)  (3,354,608)
-------------------------------------------------------------------------------
Net unrealized appreciation of
 investments                             $4,585,191   $ 6,763,425  $11,748,083
-------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                            Maryland Pennsylvania   Virginia
   -------------------------------------------------------------------------
   Undistributed net tax-exempt income      $376,342     $362,161 $1,003,901
   Undistributed net ordinary income*            117          400     22,767
   Undistributed net long-term capital
    gains                                         --           --    151,887
   -------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                             Maryland Pennsylvania    Virginia
  ----------------------------------------------------------------------------
  Distributions from net tax-exempt income $4,368,894   $7,289,834 $11,601,368
  Distributions from net ordinary income*          --           --          --
  Distributions from net long-term
   capital gains                                   --           --     341,961
  ----------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                  Maryland Pennsylvania
         --------------------------------------------------------------
         Expiration year:
          2008                                    $     --   $  255,353
          2009                                      98,490    1,457,958
          2010                                     121,246      193,021
         --------------------------------------------------------------
         Total                                    $219,736   $1,906,332
         --------------------------------------------------------------



----
32

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

            Average Daily Net Assets                 Management Fee
            --------------------------------------------------------
            For the first $125 million                        .5500%
            For the next $125 million                         .5375
            For the next $250 million                         .5250
            For the next $500 million                         .5125
            For the next $1 billion                           .5000
            For the next $3 billion                           .4750
            For net assets over $5 billion                    .4500
            --------------------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Sales charges collected                  $118,087      $57,238 $162,961
    Paid to authorized dealers                 99,866       49,967  141,260
    -----------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Commission advances                       $80,707      $65,425 $102,506
    -----------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2003, the Distributor retained such 12b-1 fees as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    12b-1 fees retained                       $80,242      $78,234 $107,142
    -----------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2003, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    CDSC retained                             $17,291      $16,689  $26,392
    -----------------------------------------------------------------------


----
33

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 29, 2003, to shareholders of record on December 9, 2003, as follows:

                                             Maryland Pennsylvania Virginia
    -----------------------------------------------------------------------
    Dividend per share:
     Class A                                   $.0380       $.0375   $.0420
     Class B                                    .0315        .0315    .0355
     Class C                                    .0335        .0330    .0370
     Class R                                    .0400        .0395    .0440
    -----------------------------------------------------------------------

Maryland also declared an ordinary income distribution of $.0012 per share, which was paid on December 3, 2003, to shareholders of record on December 1, 2003.

Virginia also declared a capital gains distribution of $.0175 per share and an ordinary income distribution of $.0015 per share, both of which were paid on December 3, 2003, to shareholders of record on December 1, 2003.


----
34

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                     -------


MARYLAND


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                  Ending              Ending
                                     Net   Invest-       ment         Invest-                     Net                 Net
                                   Asset      ment       Gain            ment  Capital          Asset     Total    Assets
Year Ended May 31,                 Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)     (000)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                          $10.83      $.23      $(.24) $(.01)   $(.23)   $  --  $(.23) $10.59      (.07)% $37,195
 2003                              10.24       .48        .60   1.08     (.49)      --   (.49)  10.83     10.74    34,069
 2002                              10.14       .50        .09    .59     (.49)      --   (.49)  10.24      5.88    29,178
 2001                               9.55       .48        .58   1.06     (.47)      --   (.47)  10.14     11.36    26,137
 2000                              10.46       .47       (.86)  (.39)    (.49)    (.03)  (.52)   9.55     (3.71)   22,694
 1999                              10.56       .49       (.11)   .38     (.48)      --   (.48)  10.46      3.65    22,093
Class B (3/97)
 2004(e)                           10.84       .19       (.23)  (.04)    (.19)      --   (.19)  10.61      (.35)   15,070
 2003                              10.26       .40        .59    .99     (.41)      --   (.41)  10.84      9.81    15,125
 2002                              10.15       .42        .10    .52     (.41)      --   (.41)  10.26      5.18    10,588
 2001                               9.56       .41        .58    .99     (.40)      --   (.40)  10.15     10.53     6,474
 2000                              10.47       .40       (.86)  (.46)    (.42)    (.03)  (.45)   9.56     (4.44)    4,694
 1999                              10.56       .41       (.10)   .31     (.40)      --   (.40)  10.47      2.95     4,732
Class C (9/94)
 2004(e)                           10.82       .20       (.23)  (.03)    (.20)      --   (.20)  10.59      (.23)   14,314
 2003                              10.24       .42        .59   1.01     (.43)      --   (.43)  10.82     10.08    13,049
 2002                              10.14       .44        .09    .53     (.43)      --   (.43)  10.24      5.32     7,925
 2001                               9.56       .43        .57   1.00     (.42)      --   (.42)  10.14     10.64     6,046
 2000                              10.46       .42       (.86)  (.44)    (.43)    (.03)  (.46)   9.56     (4.16)    5,290
 1999                              10.56       .43       (.11)   .32     (.42)      --   (.42)  10.46      3.07     4,089
Class R (2/92)
 2004(e)......................     10.85       .24       (.23)   .01     (.24)      --   (.24)  10.62       .14    41,650
 2003                              10.27       .50        .59   1.09     (.51)      --   (.51)  10.85     10.86    42,967
 2002                              10.16       .52        .10    .62     (.51)      --   (.51)  10.27      6.20    40,444
 2001                               9.58       .50        .57   1.07     (.49)      --   (.49)  10.16     11.41    40,619
 2000                              10.48       .49       (.85)  (.36)    (.51)    (.03)  (.54)   9.58     (3.43)   38,840
 1999                              10.58       .51       (.11)   .40     (.50)      --   (.50)  10.48      3.82    44,411
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                  Before Credit/           After            After Credit/
                                  Reimbursement       Reimbursement(c)     Reimbursement(d)
MARYLAND                       ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,               Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (9/94)
 2004(e)                            .93%*    4.35%*      .93%*    4.35%*      .92%*    4.36%*         3%
 2003                               .93      4.53        .93      4.53        .91      4.55          12
 2002                               .97      4.84        .97      4.84        .96      4.85           4
 2001                              1.00      4.82       1.00      4.82        .98      4.84          28
 2000                              1.13      4.79       1.12      4.79       1.11      4.81          19
 1999                              1.02      4.57        .95      4.63        .95      4.64          29
Class B (3/97)
 2004(e)                           1.68*     3.60*      1.68*     3.60*      1.67*     3.61*          3
 2003                              1.68      3.78       1.68      3.78       1.66      3.79          12
 2002                              1.72      4.08       1.72      4.08       1.71      4.09           4
 2001                              1.74      4.08       1.74      4.08       1.73      4.09          28
 2000                              1.87      4.04       1.87      4.04       1.85      4.05          19
 1999                              1.77      3.84       1.71      3.90       1.71      3.90          29
Class C (9/94)
 2004(e)                           1.48*     3.80*      1.48*     3.80*      1.47*     3.81*          3
 2003                              1.48      3.98       1.48      3.98       1.46      3.99          12
 2002                              1.52      4.28       1.52      4.28       1.51      4.29           4
 2001                              1.55      4.28       1.55      4.28       1.53      4.29          28
 2000                              1.68      4.25       1.68      4.25       1.66      4.27          19
 1999                              1.57      4.03       1.51      4.10       1.50      4.10          29
Class R (2/92)
 2004(e)......................      .73*     4.54*       .73*     4.54*       .72*     4.56*          3
 2003                               .73      4.73        .73      4.73        .71      4.75          12
 2002                               .77      5.03        .77      5.03        .76      5.05           4
 2001                               .80      5.03        .80      5.03        .78      5.04          28
 2000                               .92      4.98        .92      4.99        .90      5.00          19
 1999                               .82      4.77        .75      4.83        .75      4.83          29
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
35

Selected data for a share outstanding throughout each period:


Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                    -------


PENNSYLVANIA


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                  Ending             Ending
                                     Net   Invest-       ment         Invest-                     Net                Net
                                   Asset      ment       Gain            ment  Capital          Asset     Total   Assets
Year Ended May 31,                 Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)    (000)
-------------------------------------------------------------------------------------------------------------------------
Class A (10/86)
 2004(e)                          $10.60      $.23     $ (.23) $  --    $(.23)   $  --  $(.23) $10.37       .04% $67,048
 2003                              10.16       .48        .45    .93     (.49)      --   (.49)  10.60      9.36   69,120
 2002                              10.06       .51        .11    .62     (.52)      --   (.52)  10.16      6.39   64,526
 2001                               9.38       .53        .66   1.19     (.51)      --   (.51)  10.06     12.81   60,278
 2000                              10.45       .50      (1.03)  (.53)    (.51)    (.03)  (.54)   9.38     (5.21)  55,564
 1999                              10.68       .53       (.17)   .36     (.53)    (.06)  (.59)  10.45      3.42   70,865
Class B (2/97)
 2004(e)                           10.61       .20       (.24)  (.04)    (.19)      --   (.19)  10.38      (.31)  12,583
 2003                              10.17       .40        .46    .86     (.42)      --   (.42)  10.61      8.59   12,747
 2002                              10.07       .44        .11    .55     (.45)      --   (.45)  10.17      5.54   11,691
 2001                               9.40       .46        .65   1.11     (.44)      --   (.44)  10.07     11.97    9,440
 2000                              10.47       .42      (1.03)  (.61)    (.43)    (.03)  (.46)   9.40     (5.91)   7,809
 1999                              10.70       .45       (.17)   .28     (.45)    (.06)  (.51)  10.47      2.66    7,966
Class C (2/94)
 2004(e)                           10.57       .21       (.23)  (.02)    (.20)      --   (.20)  10.35      (.13)  23,067
 2003                              10.14       .42        .44    .86     (.43)      --   (.43)  10.57      8.70   21,579
 2002                              10.04       .46        .11    .57     (.47)      --   (.47)  10.14      5.74   14,028
 2001                               9.37       .48        .65   1.13     (.46)      --   (.46)  10.04     12.21   10,152
 2000                              10.44       .44      (1.03)  (.59)    (.45)    (.03)  (.48)   9.37     (5.73)   9,672
 1999                              10.68       .47       (.17)   .30     (.48)    (.06)  (.54)  10.44      2.80   13,167
Class R (2/97)
 2004(e)                           10.58       .24       (.22)   .02     (.24)      --   (.24)  10.36       .25   57,751
 2003                              10.15       .50        .44    .94     (.51)      --   (.51)  10.58      9.52   59,240
 2002                              10.05       .54        .11    .65     (.55)      --   (.55)  10.15      6.53   56,836
 2001                               9.38       .55        .65   1.20     (.53)      --   (.53)  10.05     13.01   55,290
 2000                              10.44       .51      (1.01)  (.50)    (.53)    (.03)  (.56)   9.38     (4.93)  51,788
 1999                              10.68       .55       (.17)   .38     (.56)    (.06)  (.62)  10.44      3.55   61,044
-------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                    Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                            Before Credit/           After            After Credit/
                                            Reimbursement       Reimbursement(c)     Reimbursement(d)
PENNSYLVANIA                             ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,               Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (10/86)
 2004(e)                            .91%*    4.54%*      .91%*    4.54%*      .91%*    4.54%*         2%
 2003                               .92      4.63        .92      4.63        .91      4.63          15
 2002                               .97      5.04        .97      5.04        .96      5.05          16
 2001                              1.00      5.37       1.00      5.37        .98      5.38          21
 2000                              1.12      5.04       1.10      5.06       1.09      5.07          16
 1999                               .94      4.75        .69      5.00        .69      5.00          18
Class B (2/97)
 2004(e)                           1.66*     3.79*      1.66*     3.79*      1.66*     3.79*          2
 2003                              1.66      3.87       1.66      3.87       1.66      3.88          15
 2002                              1.72      4.28       1.72      4.28       1.71      4.29          16
 2001                              1.75      4.62       1.75      4.62       1.73      4.63          21
 2000                              1.89      4.30       1.87      4.32       1.86      4.32          16
 1999                              1.69      4.02       1.45      4.25       1.45      4.26          18
Class C (2/94)
 2004(e)                           1.46*     3.99*      1.46*     3.99*      1.46*     3.99*          2
 2003                              1.46      4.08       1.46      4.08       1.45      4.09          15
 2002                              1.52      4.47       1.52      4.47       1.51      4.49          16
 2001                              1.55      4.82       1.55      4.82       1.53      4.83          21
 2000                              1.66      4.49       1.64      4.52       1.63      4.52          16
 1999                              1.49      4.21       1.25      4.45       1.24      4.46          18
Class R (2/97)
 2004(e)                            .71*     4.73*       .71*     4.73*       .71*     4.74*          2
 2003                               .72      4.83        .72      4.83        .71      4.83          15
 2002                               .77      5.24        .77      5.24        .76      5.25          16
 2001                               .80      5.57        .80      5.57        .78      5.58          21
 2000                               .94      5.24        .91      5.26        .91      5.27          16
 1999                               .74      4.95        .49      5.20        .49      5.20          18
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                            Investment Operations        Less Distributions
                                         ---------------------------  -----------------------                     ---------


VIRGINIA


                                                          Net
                                                    Realized/
                                                   Unrealized
                               Beginning       Net    Invest-             Net                   Ending               Ending
                                     Net   Invest-       ment         Invest-                      Net                  Net
                                   Asset      ment       Gain            ment  Capital           Asset     Total     Assets
Year Ended May 31,                 Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)      (000)
----------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                          $11.06      $.25      $(.17) $ .08    $(.26)   $  --  $(.26) $10.88        .77% $149,913
 2003                              10.65       .52        .44    .96     (.53)    (.02)  (.55)  11.06       9.26   154,509
 2002                              10.69       .55       (.06)   .49     (.53)      --   (.53)  10.65       4.69   141,987
 2001                              10.10       .54        .58   1.12     (.53)      --   (.53)  10.69      11.27   136,248
 2000                              10.93       .53       (.83)  (.30)    (.52)    (.01)  (.53)  10.10      (2.72)  125,522
 1999                              11.06       .53       (.10)   .43     (.53)    (.03)  (.56)  10.93       3.95   138,941
Class B (2/97)
 2004(e)                           11.04       .21       (.17)   .04     (.22)      --   (.22)  10.86        .41    21,978
 2003                              10.63       .44        .45    .89     (.46)    (.02)  (.48)  11.04       8.49    21,242
 2002                              10.67       .46       (.05)   .41     (.45)      --   (.45)  10.63       3.93    16,461
 2001                              10.10       .46        .56   1.02     (.45)      --   (.45)  10.67      10.26    13,094
 2000                              10.93       .45       (.82)  (.37)    (.45)    (.01)  (.46)  10.10      (3.44)   10,713
 1999                              11.06       .45       (.10)   .35     (.45)    (.03)  (.48)  10.93       3.20    10,419
Class C (10/93)
 2004(e)                           11.04       .22       (.17)   .05     (.23)      --   (.23)  10.86        .49    22,830
 2003                              10.63       .46        .44    .90     (.47)    (.02)  (.49)  11.04       8.67    23,054
 2002                              10.67       .49       (.06)   .43     (.47)      --   (.47)  10.63       4.13    16,933
 2001                              10.10       .48        .57   1.05     (.48)      --   (.48)  10.67      10.50    15,468
 2000                              10.92       .47       (.81)  (.34)    (.47)    (.01)  (.48)  10.10      (3.16)   14,263
 1999                              11.06       .47       (.11)   .36     (.47)    (.03)  (.50)  10.92       3.30    17,679
Class R (2/97)
 2004(e)                           11.04       .26       (.17)   .09     (.27)      --   (.27)  10.86        .88    52,646
 2003                              10.63       .54        .45    .99     (.56)    (.02)  (.58)  11.04       9.52    53,519
 2002                              10.67       .57       (.05)   .52     (.56)      --   (.56)  10.63       4.93    50,502
 2001                              10.10       .56        .56   1.12     (.55)      --   (.55)  10.67      11.32    52,203
 2000                              10.93       .55       (.82)  (.27)    (.55)    (.01)  (.56)  10.10      (2.49)   50,403
 1999                              11.06       .56       (.10)   .46     (.56)    (.03)  (.59)  10.93       4.18    56,728
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                   Ratios/Supplemental Data
                               -------------------------------------------------------------------------
                                            Before Credit/           After            After Credit/
                                            Reimbursement       Reimbursement(c)     Reimbursement(d)
VIRGINIA                                 ------------------   ------------------   ------------------
                                            Ratio                Ratio                Ratio
                                           of Net               of Net               of Net
                                          Invest-              Invest-              Invest-
                               Ratio of      ment   Ratio of      ment   Ratio of      ment
                               Expenses    Income   Expenses    Income   Expenses    Income
                                     to        to         to        to         to        to
                                Average   Average    Average   Average    Average   Average   Portfolio
                                    Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,               Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------
Class A (3/86)
 2004(e)                            .89%*    4.69%*      .89%*    4.69%*      .88%*    4.70%*         7%
 2003                               .88      4.82        .88      4.82        .87      4.84          16
 2002                               .89      5.08        .89      5.08        .88      5.09          11
 2001                               .91      5.14        .91      5.14        .90      5.14          17
 2000                              1.00      5.07       1.00      5.07        .99      5.08          22
 1999                               .89      4.78        .86      4.81        .86      4.81          15
Class B (2/97)
 2004(e)                           1.64*     3.94*      1.64*     3.94*      1.62*     3.95*          7
 2003                              1.63      4.07       1.63      4.07       1.62      4.08          16
 2002                              1.64      4.33       1.64      4.33       1.63      4.34          11
 2001                              1.66      4.38       1.66      4.38       1.65      4.39          17
 2000                              1.75      4.32       1.75      4.32       1.75      4.33          22
 1999                              1.64      4.02       1.61      4.05       1.61      4.06          15
Class C (10/93)
 2004(e)                           1.44*     4.14*      1.44*     4.14*      1.42*     4.15*          7
 2003                              1.43      4.27       1.43      4.27       1.42      4.28          16
 2002                              1.44      4.53       1.44      4.53       1.43      4.54          11
 2001                              1.46      4.59       1.46      4.59       1.45      4.59          17
 2000                              1.55      4.53       1.55      4.53       1.54      4.53          22
 1999                              1.44      4.23       1.41      4.26       1.41      4.26          15
Class R (2/97)
 2004(e)                            .69*     4.89*       .69*     4.89*       .68*     4.90*          7
 2003                               .68      5.02        .68      5.02        .67      5.04          16
 2002                               .69      5.28        .69      5.28        .68      5.29          11
 2001                               .71      5.34        .71      5.34        .71      5.34          17
 2000                               .80      5.27        .80      5.27        .79      5.28          22
 1999                               .69      4.98        .66      5.01        .66      5.02          15
--------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.




                                See accompanying notes to financial statements.

----
37

                                     Notes

----
38

                                     Notes

----
39

                                     Notes

----
40

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
41

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MS1-1103D

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2004
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date February 4, 2004
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date February 4, 2004
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.